UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund Class K Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2018

% of fund's net assets
Microsoft Corp.	2.0
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	1.9
Bank of America Corp.	1.4
UnitedHealth Group, Inc.	1.3
8.5

Top Five Bond Issuers as of February 28, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.7
Fannie Mae	3.2
Ginnie Mae	1.8
Freddie Mac	1.6
Ginnie Mae guaranteed REMIC pass-thru certificates	0.8
19.1

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	15.8
Financials	14.0
Consumer Discretionary	10.7
Health Care	9.8
Industrials	6.8

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	65.6%
Bonds	31.4%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 8.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Aptiv PLC	625,900	$57,163
Delphi Technologies PLC	208,666	9,964
		67,127
Automobiles - 0.2%
Tesla, Inc. (a)	206,982	71,007
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	2,971,060	152,594
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)	675,400	45,123
Compass Group PLC	3,875,900	82,344
Dunkin' Brands Group, Inc.	111,200	6,660
Marriott International, Inc. Class A	502,937	71,020
Starbucks Corp.	885,474	50,561
U.S. Foods Holding Corp. (a)	2,089,200	69,758
Wyndham Worldwide Corp.	747,100	86,499
		411,965
Household Durables - 0.1%
Newell Brands, Inc.	1,198,330	30,785
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	410,400	620,709
JD.com, Inc. sponsored ADR (a)	1,964,900	92,645
Netflix, Inc. (a)	501,214	146,044
		859,398
Leisure Products - 0.1%
Mattel, Inc. (b)	1,725,100	27,429
Media - 1.9%
Charter Communications, Inc. Class A (a)	417,407	142,724
Comcast Corp. Class A	4,664,592	168,905
DISH Network Corp. Class A (a)	97,400	4,061
MDC Partners, Inc. Class A (a)	2,258,850	17,732
The Walt Disney Co.	1,963,000	202,503
Time Warner, Inc.	817,800	76,023
		611,948
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	890,900	91,442
Specialty Retail - 1.9%
Home Depot, Inc.	1,489,844	271,554
L Brands, Inc.	667,503	32,928
Lowe's Companies, Inc.	1,177,000	105,447
O'Reilly Automotive, Inc. (a)	218,108	53,260
TJX Companies, Inc.	1,563,757	129,291
Ulta Beauty, Inc.	199,400	40,548
		633,028
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	1,963,350	131,603

TOTAL CONSUMER DISCRETIONARY		3,088,326

CONSUMER STAPLES - 4.9%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	372,600	39,555
Constellation Brands, Inc. Class A (sub. vtg.)	328,727	70,834
Dr. Pepper Snapple Group, Inc.	214,900	24,982
Monster Beverage Corp. (a)	799,742	50,680
The Coca-Cola Co.	4,368,908	188,824
		374,875
Food & Staples Retailing - 0.7%
CVS Health Corp.	2,039,885	138,161
Kroger Co.	1,864,608	50,568
Walgreens Boots Alliance, Inc.	579,975	39,954
		228,683
Food Products - 0.6%
Bunge Ltd.	639,763	48,257
Mondelez International, Inc.	2,415,100	106,023
The Kraft Heinz Co.	186,000	12,471
The Simply Good Foods Co.	898,880	12,144
TreeHouse Foods, Inc. (a)	715,400	27,200
		206,095
Household Products - 0.5%
Colgate-Palmolive Co.	1,715,167	118,295
Procter & Gamble Co.	285,700	22,433
Spectrum Brands Holdings, Inc. (b)	155,800	15,379
		156,107
Personal Products - 0.4%
Avon Products, Inc. (a)	6,964,178	18,316
Coty, Inc. Class A	1,226,953	23,705
Edgewell Personal Care Co. (a)	282,500	14,167
Estee Lauder Companies, Inc. Class A	309,482	42,845
Unilever NV (Certificaten Van Aandelen) (Bearer)	530,700	27,775
		126,808
Tobacco - 1.5%
Altria Group, Inc.	971,295	61,143
British American Tobacco PLC sponsored ADR	3,354,919	198,142
Philip Morris International, Inc.	2,313,099	239,521
		498,806

TOTAL CONSUMER STAPLES		1,591,374

ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,491,800	39,384
Hess Midstream Partners LP	422,700	8,446
Liberty Oilfield Services, Inc. Class A (a)(b)	291,400	5,417
NCS Multistage Holdings, Inc. (b)	1,046,800	15,304
Oceaneering International, Inc.	455,491	8,372
Schlumberger Ltd.	64,000	4,201
Tenaris SA sponsored ADR	115,200	3,973
		85,097
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	1,351,602	77,095
Black Stone Minerals LP	784,900	13,453
Boardwalk Pipeline Partners, LP	1,653,700	18,637
Cabot Oil & Gas Corp.	1,329,850	32,129
Centennial Resource Development, Inc.:
Class A (a)	413,200	7,884
Class A (a)(c)	639,500	12,202
Chevron Corp.	672,005	75,211
Cimarex Energy Co.	381,302	36,639
ConocoPhillips Co.	2,003,900	108,832
Devon Energy Corp.	2,181,100	66,894
EOG Resources, Inc.	928,500	94,168
Extraction Oil & Gas, Inc. (a)	735,150	8,881
Extraction Oil & Gas, Inc. (a)(c)	591,509	7,145
Exxon Mobil Corp.	1,797,043	136,108
Newfield Exploration Co. (a)	1,470,900	34,316
Parsley Energy, Inc. Class A (a)	2,052,030	51,875
PDC Energy, Inc. (a)	274,400	14,414
Phillips 66 Co.	821,517	74,240
Pioneer Natural Resources Co.	339,700	57,827
PrairieSky Royalty Ltd.	865,137	19,195
Reliance Industries Ltd.	1,305,784	18,999
Suncor Energy, Inc.	1,674,300	55,114
Valero Energy Corp.	748,700	67,697
		1,088,955

TOTAL ENERGY		1,174,052

FINANCIALS - 9.7%
Banks - 4.6%
Bank of America Corp.	14,778,308	474,384
Citigroup, Inc.	3,800,212	286,878
Huntington Bancshares, Inc.	14,538,812	228,259
KeyCorp	2,514,700	53,136
PNC Financial Services Group, Inc.	784,800	123,732
Synovus Financial Corp.	386,824	19,070
Wells Fargo & Co.	5,453,300	318,527
		1,503,986
Capital Markets - 1.9%
BlackRock, Inc. Class A	175,976	96,686
CBOE Global Markets, Inc.	326,811	36,606
E*TRADE Financial Corp. (a)	1,757,649	91,802
Goldman Sachs Group, Inc.	755,700	198,696
IntercontinentalExchange, Inc.	836,600	61,139
Northern Trust Corp.	652,400	69,070
State Street Corp.	591,900	62,830
		616,829
Consumer Finance - 1.3%
Capital One Financial Corp.	2,904,801	284,467
OneMain Holdings, Inc. (a)	1,682,532	51,586
SLM Corp. (a)	3,684,298	40,196
Synchrony Financial	1,177,200	42,838
		419,087
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	78	24,200
KBC Ancora	398,674	25,829
Kimbell Royalty Partners LP	455,400	8,653
		58,682
Insurance - 1.7%
American International Group, Inc.	1,522,800	87,317
Chubb Ltd.	661,937	93,942
Hartford Financial Services Group, Inc.	960,100	50,741
Marsh & McLennan Companies, Inc.	702,977	58,361
MetLife, Inc.	2,797,300	129,207
The Travelers Companies, Inc.	962,000	133,718
		553,286

TOTAL FINANCIALS		3,151,870

HEALTH CARE - 9.1%
Biotechnology - 2.2%
AbbVie, Inc.	530,800	61,483
Alexion Pharmaceuticals, Inc. (a)	465,804	54,709
Amgen, Inc.	1,466,907	269,573
Biogen, Inc. (a)	486,285	140,532
Celgene Corp. (a)	79,400	6,917
Regeneron Pharmaceuticals, Inc. (a)	143,800	46,079
TESARO, Inc. (a)	317,900	17,558
Vertex Pharmaceuticals, Inc. (a)	698,500	115,972
		712,823
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,374,800	203,602
Baxter International, Inc.	562,000	38,098
Becton, Dickinson & Co.	792,100	175,862
Boston Scientific Corp. (a)	5,667,770	154,503
Intuitive Surgical, Inc. (a)	253,300	108,020
Medtronic PLC	82,224	6,569
ResMed, Inc.	733,000	69,833
Wright Medical Group NV (a)	1,262,200	25,686
		782,173
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	140,500	13,370
DaVita HealthCare Partners, Inc. (a)	822,500	59,236
Henry Schein, Inc. (a)	293,408	19,421
Humana, Inc.	469,000	127,484
McKesson Corp.	571,800	85,330
UnitedHealth Group, Inc.	1,874,100	423,846
		728,687
Health Care Technology - 0.2%
Cerner Corp. (a)	792,500	50,847
Inovalon Holdings, Inc. Class A (a)	258,500	3,102
Medidata Solutions, Inc. (a)	94,300	6,192
		60,141
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,264,100	86,705
Thermo Fisher Scientific, Inc.	687,297	143,356
		230,061
Pharmaceuticals - 1.4%
Allergan PLC	371,643	57,315
AstraZeneca PLC sponsored ADR	1,891,900	62,792
Bristol-Myers Squibb Co.	2,026,641	134,164
Jazz Pharmaceuticals PLC (a)	405,900	58,774
Merck & Co., Inc.	294,200	15,952
Mylan NV (a)	1,254,000	50,561
Nektar Therapeutics (a)	117,100	10,136
Roche Holding AG (participation certificate)	246,657	56,973
		446,667

TOTAL HEALTH CARE		2,960,552

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)(b)	1,575,864	54,887
Lockheed Martin Corp.	109,660	38,649
Northrop Grumman Corp.	272,674	95,447
Raytheon Co.	398,480	86,673
The Boeing Co.	129,320	46,841
United Technologies Corp.	1,538,252	207,264
		529,761
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	497,791	51,974
Airlines - 1.4%
American Airlines Group, Inc.	5,415,560	293,794
JetBlue Airways Corp. (a)	3,062,691	64,470
United Continental Holdings, Inc. (a)	1,317,660	89,324
		447,588
Building Products - 0.2%
Allegion PLC	862,570	72,551
Construction & Engineering - 0.3%
AECOM (a)	2,796,185	99,293
Electrical Equipment - 1.0%
AMETEK, Inc.	789,325	59,783
Fortive Corp.	425,225	32,657
Sensata Technologies Holding BV (a)	3,103,401	164,046
Sunrun, Inc. (a)(b)(d)	6,765,587	45,262
Vivint Solar, Inc. (a)(b)	4,773,972	14,322
		316,070
Industrial Conglomerates - 0.3%
3M Co.	101,340	23,867
General Electric Co.	1,929,556	27,226
Honeywell International, Inc.	418,700	63,270
		114,363
Machinery - 0.0%
Cactus, Inc. (a)(b)	282,600	6,955
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,111	1,805
Professional Services - 0.0%
Nielsen Holdings PLC	60,230	1,965
WageWorks, Inc. (a)	218,700	11,471
		13,436
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	1,671,620	75,524
CSX Corp.	2,603,650	139,868
Norfolk Southern Corp.	942,711	131,112
		346,504
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,519,668	127,588

TOTAL INDUSTRIALS		2,127,888

INFORMATION TECHNOLOGY - 15.7%
Electronic Equipment & Components - 0.4%
Jabil, Inc.	4,469,815	121,087
Internet Software & Services - 4.5%
58.com, Inc. ADR (a)	892,297	67,252
Alibaba Group Holding Ltd. sponsored ADR (a)	798,500	148,633
Alphabet, Inc.:
Class A (a)	200	221
Class C (a)	552,147	609,973
ANGI Homeservices, Inc. Class A (a)	1,075,745	15,910
Box, Inc. Class A (a)	1,983,972	47,734
Facebook, Inc. Class A (a)	1,651,069	294,419
GoDaddy, Inc. (a)	296,600	17,740
MINDBODY, Inc. (a)(b)	2,645,871	94,325
MongoDB, Inc. Class B	140,635	4,303
NetEase, Inc. ADR	115,300	33,823
New Relic, Inc. (a)	257,051	18,451
Shopify, Inc. Class A (a)	56,300	7,788
Twilio, Inc. Class A (a)(b)	1,365,100	46,632
Wix.com Ltd. (a)	237,800	17,847
Yext, Inc. (b)	4,665,532	59,252
		1,484,303
IT Services - 1.0%
Alliance Data Systems Corp.	65,900	15,879
Cognizant Technology Solutions Corp. Class A	1,335,463	109,535
DXC Technology Co.	74,200	7,608
FleetCor Technologies, Inc. (a)	398,000	79,572
Leidos Holdings, Inc.	262,200	16,600
PayPal Holdings, Inc. (a)	1,243,071	98,712
		327,906
Semiconductors & Semiconductor Equipment - 2.4%
Acacia Communications, Inc. (a)(b)	29,164	1,129
Advanced Micro Devices, Inc. (a)(b)	1,051,300	12,731
Analog Devices, Inc.	437,947	39,481
Broadcom Ltd.	357,884	88,204
Cirrus Logic, Inc. (a)	63,800	2,827
Cree, Inc. (a)	833,700	31,539
Himax Technologies, Inc. sponsored ADR (b)	575,300	4,700
Inphi Corp. (a)	4,394	122
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	972,227	20,747
Marvell Technology Group Ltd.	304,800	7,160
Micron Technology, Inc. (a)	2,196,226	107,198
Nanya Technology Corp.	4,950,000	13,433
NVIDIA Corp.	604,842	146,372
ON Semiconductor Corp. (a)	3,610,791	86,370
Qorvo, Inc. (a)	49,633	4,006
Qualcomm, Inc.	2,794,277	181,628
Semtech Corp. (a)	836,400	28,145
		775,792
Software - 6.5%
Activision Blizzard, Inc.	1,159,431	84,789
Adobe Systems, Inc. (a)	475,216	99,382
Autodesk, Inc. (a)	3,209,891	377,066
Citrix Systems, Inc. (a)	3,720,050	342,245
HubSpot, Inc. (a)	465,345	51,677
Microsoft Corp.	7,021,312	658,395
Oracle Corp.	759,000	38,459
Parametric Technology Corp. (a)	1,668,911	123,099
Red Hat, Inc. (a)	296,159	43,654
Salesforce.com, Inc. (a)	1,520,120	176,714
Symantec Corp.	101,555	2,670
Talend SA ADR (a)	52,099	2,453
Totvs SA	1,913,500	17,998
Workday, Inc. Class A (a)	162,500	20,584
Workiva, Inc. (a)	51,800	1,178
Zendesk, Inc. (a)	1,824,719	78,791
		2,119,154
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	1,669,531	297,377

TOTAL INFORMATION TECHNOLOGY		5,125,619

MATERIALS - 1.8%
Chemicals - 1.6%
CF Industries Holdings, Inc.	210,300	8,673
DowDuPont, Inc.	2,917,014	205,066
FMC Corp.	121,700	9,551
Linde AG (a)	174,900	38,810
LyondellBasell Industries NV Class A	1,067,500	115,525
Olin Corp.	200,100	6,503
Platform Specialty Products Corp. (a)	2,343,500	24,466
Sherwin-Williams Co.	73,700	29,596
The Chemours Co. LLC	1,376,564	65,401
Tronox Ltd. Class A	49,800	910
Westlake Chemical Corp.	245,433	26,571
		531,072
Construction Materials - 0.1%
Eagle Materials, Inc.	86,900	8,710
Summit Materials, Inc.	504,800	15,967
		24,677
Containers & Packaging - 0.0%
WestRock Co.	89,300	5,872
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	1,243,100	23,122
Nucor Corp.	239,700	15,676
		38,798

TOTAL MATERIALS		600,419

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	803,300	15,415
American Tower Corp.	1,025,100	142,827
Boston Properties, Inc.	416,797	49,545
Colony NorthStar, Inc.	1,054,709	8,206
Corporate Office Properties Trust (SBI)	556,500	13,890
Corrections Corp. of America	204,800	4,258
DDR Corp.	696,700	5,434
Equinix, Inc.	128,600	50,424
Equity Lifestyle Properties, Inc.	124,700	10,551
Extra Space Storage, Inc.	258,436	21,980
Front Yard Residential Corp. Class B	1,952,211	20,479
Gaming & Leisure Properties	128,600	4,277
General Growth Properties, Inc.	389,000	8,235
Healthcare Trust of America, Inc.	595,000	14,786
Outfront Media, Inc.	461,362	9,463
Pennsylvania Real Estate Investment Trust (SBI) (b)	624,500	6,520
Prologis, Inc.	921,200	55,898
Spirit Realty Capital, Inc.	2,595,300	20,243
Store Capital Corp.	1,019,600	24,307
Sun Communities, Inc.	177,742	15,563
The Macerich Co.	172,400	10,161
VEREIT, Inc.	879,200	6,023
		518,485
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	848,503	39,668

TOTAL REAL ESTATE		558,153

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,930,264	142,669
Verizon Communications, Inc.	3,231,220	154,258
Zayo Group Holdings, Inc. (a)	615,663	22,072
		318,999
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	456,701	27,681

TOTAL TELECOMMUNICATION SERVICES		346,680

UTILITIES - 1.8%
Electric Utilities - 0.9%
Edison International	106,500	6,453
Eversource Energy	423,900	24,162
Exelon Corp.	2,213,625	81,993
FirstEnergy Corp.	846,548	27,369
Great Plains Energy, Inc.	467,249	13,620
NextEra Energy, Inc.	888,600	135,200
PG&E Corp.	215,229	8,844
		297,641
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	1,793,775	46,387
The AES Corp.	2,860,100	31,089
		77,476
Multi-Utilities - 0.6%
Dominion Resources, Inc.	1,053,322	78,020
Public Service Enterprise Group, Inc.	681,970	33,028
Sempra Energy	882,407	96,165
		207,213

TOTAL UTILITIES		582,330

TOTAL COMMON STOCKS
(Cost $15,850,630)		21,307,263

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $5,219)	355,800	5,089
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.5%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,623
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,029
3.25% 5/15/18	2,895	2,899
3.5% 7/10/19	41,541	41,787
4% 1/15/25	7,674	7,608
4.2% 3/1/21	10,665	10,915
4.25% 5/15/23	3,220	3,283
		91,144
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	619
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,722	1,720
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	14,319
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,128
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,505
4.908% 7/23/25	6,898	7,104
5.375% 5/1/47	1,770	1,752
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,095
4.5% 9/15/42	1,982	1,790
5.5% 9/1/41	3,051	3,097
5.875% 11/15/40	7,066	7,457
6.55% 5/1/37	40,485	46,046
6.75% 7/1/18	1,974	2,000
7.3% 7/1/38	7,024	8,423
8.25% 4/1/19	11,974	12,641
Time Warner, Inc. 2.1% 6/1/19	12,500	12,427
		159,784

TOTAL CONSUMER DISCRETIONARY		253,267

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	18,706
3.3% 2/1/23	20,335	20,248
4.7% 2/1/36	19,253	20,232
4.9% 2/1/46	22,019	23,476
		82,662
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,477
3.875% 7/20/25	7,967	7,871
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,925
3.3% 11/18/21	4,671	4,678
		20,951
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,861
4% 1/31/24	3,615	3,720
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,660
4.25% 7/21/25 (e)	8,553	8,721
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,809
3.25% 6/12/20	1,695	1,700
4% 6/12/22	5,830	5,952
4.45% 6/12/25	4,227	4,352
4.85% 9/15/23	8,000	8,551
5.7% 8/15/35	2,194	2,499
5.85% 8/15/45	16,830	19,493
6.15% 9/15/43	14,000	16,913
7.25% 6/15/37	7,569	9,978
		107,209

TOTAL CONSUMER STAPLES		210,822

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,935
6.5% 4/1/20	3,517	3,750
Halliburton Co.:
3.8% 11/15/25	4,660	4,657
4.85% 11/15/35	4,069	4,358
Noble Holding International Ltd.:
7.7% 4/1/25 (f)	3,936	3,523
8.7% 4/1/45 (f)	3,799	3,210
		22,433
Oil, Gas & Consumable Fuels - 1.6%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,580
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,556
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,592
5.55% 3/15/26	6,563	7,168
6.45% 9/15/36	1,840	2,192
6.6% 3/15/46	8,910	11,108
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,353
Cenovus Energy, Inc. 4.25% 4/15/27	9,753	9,531
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,617
3.3% 6/1/20	7,911	7,941
4.5% 6/1/25	2,416	2,479
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,030
5.35% 3/15/20 (e)	6,814	6,984
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,692
4.95% 4/1/22	1,267	1,296
5.6% 4/1/44	2,216	2,288
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	7,142
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,754
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,939
3.9% 5/15/24 (f)	2,064	2,034
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,300
4.375% 10/15/20	5,808	5,973
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,273
5.5% 12/1/46	3,753	4,225
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,043
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,676
MPLX LP 4.875% 12/1/24	3,713	3,906
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,777
Nexen, Inc. 6.2% 7/30/19	2,252	2,349
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	4,025
5.625% 5/20/43	22,261	19,033
7.25% 3/17/44	30,172	30,625
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	39,338
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,820
4.5% 1/23/26	11,915	11,528
4.625% 9/21/23	13,980	14,051
4.875% 1/24/22	1,430	1,466
4.875% 1/18/24	7,021	7,126
5.375% 3/13/22 (e)	4,960	5,183
5.5% 1/21/21	13,423	14,047
5.5% 6/27/44	6,301	5,646
5.625% 1/23/46	11,673	10,452
6% 3/5/20	3,052	3,198
6.35% 2/12/48 (e)	8,000	7,799
6.375% 1/23/45	26,396	25,604
6.5% 3/13/27 (e)	8,390	8,968
6.5% 6/2/41	8,420	8,418
6.75% 9/21/47	12,583	12,795
6.75% 9/21/47 (e)	8,930	9,081
6.875% 8/4/26	13,000	14,266
8% 5/3/19	3,330	3,515
Phillips 66 Co. 4.3% 4/1/22	6,383	6,628
Phillips 66 Partners LP 2.646% 2/15/20	652	648
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,857
Southwestern Energy Co. 6.7% 1/23/25 (f)	4,632	4,539
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,901
4.55% 6/24/24	25,316	25,506
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,610
4.65% 7/1/26	2,228	2,263
5.375% 6/1/21	23,110	24,190
Williams Partners LP:
3.6% 3/15/22	6,925	6,946
3.9% 1/15/25	2,391	2,373
4% 11/15/21	3,157	3,219
4.3% 3/4/24	10,014	10,266
4.5% 11/15/23	3,444	3,562
		519,290

TOTAL ENERGY		541,723

FINANCIALS - 4.1%
Banks - 2.1%
Bank of America Corp.:
2.6% 1/15/19	8,285	8,287
3.004% 12/20/23 (e)(f)	49,521	48,454
3.3% 1/11/23	13,500	13,454
3.419% 12/20/28 (e)(f)	10,395	9,953
3.5% 4/19/26	9,902	9,752
3.95% 4/21/25	6,998	6,987
4.2% 8/26/24	11,449	11,678
4.25% 10/22/26	6,748	6,813
Barclays PLC:
2% 3/16/18	16,700	16,700
2.75% 11/8/19	5,728	5,694
3.25% 1/12/21	8,790	8,728
4.375% 1/12/26	11,847	11,860
BB&T Corp. 3.95% 3/22/22	1,805	1,847
Citigroup, Inc.:
2.7% 10/27/22	53,057	51,490
3.875% 3/26/25	17,000	16,883
4.05% 7/30/22	17,500	17,903
4.3% 11/20/26	14,000	14,154
Citizens Bank NA 2.55% 5/13/21	3,064	3,003
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,787
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,377
3.75% 3/26/25	8,440	8,332
3.8% 9/15/22	13,270	13,399
3.8% 6/9/23	16,850	16,955
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,508
Discover Bank:
3.35% 2/6/23	5,490	5,451
7% 4/15/20	4,144	4,460
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,915
3.5% 3/15/22	638	643
4.5% 6/1/18	584	587
HBOS PLC 6.75% 5/21/18 (e)	560	565
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,459
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,694
Huntington National Bank:
2.2% 4/1/19	3,200	3,183
2.4% 4/1/20	40,000	39,575
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,398
5.71% 1/15/26 (e)	13,365	13,646
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,365
2.95% 10/1/26	34,906	32,805
3.875% 9/10/24	24,177	24,341
4.125% 12/15/26	61,229	61,898
KeyCorp. 5.1% 3/24/21	628	665
Rabobank Nederland 4.375% 8/4/25	13,516	13,731
Regions Bank 6.45% 6/26/37	12,100	14,640
Regions Financial Corp. 3.2% 2/8/21	5,563	5,582
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,671
6% 12/19/23	12,648	13,504
6.1% 6/10/23	9,334	9,970
6.125% 12/15/22	39,429	42,050
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	2,998
		699,794
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,475
4.25% 2/15/24	3,357	3,459
Credit Suisse Group AG 3.869% 1/12/29 (e)(f)	6,889	6,692
Deutsche Bank AG 4.5% 4/1/25	27,715	27,152
Deutsche Bank AG New York Branch 3.3% 11/16/22	18,270	17,815
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)	125,990	123,526
3.2% 2/23/23	14,500	14,277
6.15% 4/1/18	3,993	4,005
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,067
Lazard Group LLC 4.25% 11/14/20	5,286	5,453
Moody's Corp.:
3.25% 1/15/28 (e)	4,208	4,003
4.875% 2/15/24	3,952	4,208
Morgan Stanley:
2.125% 4/25/18	18,100	18,099
2.5% 1/24/19	8,150	8,142
2.65% 1/27/20	2,659	2,648
3.125% 1/23/23	68,526	67,419
3.125% 7/27/26	1,531	1,452
3.7% 10/23/24	5,388	5,385
4.875% 11/1/22	8,674	9,145
5.625% 9/23/19	547	570
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,072
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,231
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,673
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,872
		373,840
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,161
Capital One Financial Corp.:
2.45% 4/24/19	5,260	5,240
3.8% 1/31/28	7,659	7,436
Discover Financial Services:
3.85% 11/21/22	2,701	2,719
3.95% 11/6/24	20,000	19,970
5.2% 4/27/22	2,488	2,627
Ford Motor Credit Co. LLC:
2.875% 10/1/18	11,000	11,023
5% 5/15/18	10,000	10,052
5.875% 8/2/21	12,574	13,492
Hyundai Capital America:
2.55% 2/6/19 (e)	6,671	6,650
2.875% 8/9/18 (e)	2,848	2,851
Synchrony Financial:
3% 8/15/19	2,283	2,284
3.75% 8/15/21	8,466	8,573
4.25% 8/15/24	3,469	3,494
		99,572
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,964
3.875% 8/15/22	10,251	10,332
4.125% 6/15/26	3,990	3,928
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,858
		30,082
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,404
American International Group, Inc.:
3.3% 3/1/21	4,640	4,651
3.75% 7/10/25	14,847	14,750
4.875% 6/1/22	11,881	12,587
Aon Corp. 5% 9/30/20	129	135
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (e)(f)(g)	2,508	2,502
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,686
5% 6/1/21 (e)	8,525	8,986
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,068
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,271
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,073
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,231
Pacific LifeCorp 5.125% 1/30/43 (e)	7,709	8,146
Prudential Financial, Inc.:
2.3% 8/15/18	888	888
7.375% 6/15/19	2,520	2,670
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	8,979
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,939
4.125% 11/1/24 (e)	2,810	2,894
Unum Group:
3.875% 11/5/25	9,271	9,226
5.625% 9/15/20	3,860	4,099
5.75% 8/15/42	12,079	14,240
		132,425

TOTAL FINANCIALS		1,335,713

HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	8,127	7,961
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	11,949
4.25% 10/15/19	20,200	20,453
4.75% 5/1/23	375	382
5.875% 3/15/22	450	477
6.5% 2/15/20	12,966	13,647
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,168
		52,076
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,098
3.3% 2/15/22	13,389	13,401
		14,499
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	3,839	3,823
3% 3/12/20	7,106	7,102
3.45% 3/15/22	12,371	12,315
Mylan NV:
2.5% 6/7/19	4,811	4,782
3.15% 6/15/21	9,840	9,752
3.95% 6/15/26	4,843	4,684
Perrigo Finance PLC:
3.5% 12/15/21	739	742
3.9% 12/15/24	2,611	2,603
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,455
2.8% 7/21/23	4,987	4,365
3.15% 10/1/26	5,937	4,842
		61,465

TOTAL HEALTH CARE		136,001

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,223
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	51	52
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,817
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	8,396	8,400
3% 9/15/23	1,367	1,330
3.375% 6/1/21	4,953	4,986
3.75% 2/1/22	7,839	7,946
3.875% 4/1/21	4,953	5,044
4.25% 9/15/24	5,492	5,628
4.75% 3/1/20	5,518	5,709
		39,043

TOTAL INDUSTRIALS		46,135

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,261
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,875
6.75% 10/19/75 (e)(f)	9,054	10,276
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (e)	2,954	2,854
4.5% 8/13/23 (Reg. S)	10,600	11,039
4.5% 8/1/47 (e)	3,000	2,993
		31,037
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,364
4.6% 4/1/22	2,434	2,543
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,763
American Tower Corp. 2.8% 6/1/20	8,000	7,956
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,847
Camden Property Trust 2.95% 12/15/22	2,417	2,377
CommonWealth REIT 5.875% 9/15/20	1,166	1,217
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,285
5% 7/1/25	5,570	5,779
DDR Corp.:
3.625% 2/1/25	3,968	3,833
4.25% 2/1/26	3,429	3,400
4.625% 7/15/22	4,470	4,652
Duke Realty LP:
3.625% 4/15/23	3,152	3,188
3.75% 12/1/24	2,549	2,579
3.875% 10/15/22	5,452	5,581
Equity One, Inc. 3.75% 11/15/22	8,200	8,252
HCP, Inc.:
3.4% 2/1/25	7,000	6,803
3.875% 8/15/24	13,000	13,031
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,600
4.125% 4/1/19	13,700	13,851
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,219
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,809
4.5% 1/15/25	4,460	4,341
4.5% 4/1/27	34,977	33,423
4.75% 1/15/28	11,399	11,034
4.95% 4/1/24	2,101	2,145
5.25% 1/15/26	10,420	10,506
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,521
5% 12/15/23	1,140	1,162
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,219
WP Carey, Inc. 4% 2/1/25	9,404	9,299
		186,579
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,504
3.95% 11/15/27	6,238	6,010
4.1% 10/1/24	6,548	6,541
4.55% 10/1/29	7,034	7,023
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,201
3.95% 7/1/22	5,951	6,113
4.75% 10/1/25	6,539	6,901
5.25% 3/15/21	4,138	4,380
Liberty Property LP:
3.375% 6/15/23	3,313	3,318
4.125% 6/15/22	3,219	3,322
4.75% 10/1/20	8,747	9,119
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,769
4.5% 4/18/22	2,016	1,979
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,362
Tanger Properties LP:
3.125% 9/1/26	4,924	4,513
3.75% 12/1/24	4,790	4,699
3.875% 12/1/23	2,716	2,698
Ventas Realty LP:
3.125% 6/15/23	2,534	2,483
3.5% 2/1/25	2,833	2,778
3.75% 5/1/24	7,900	7,935
4% 3/1/28	4,046	4,005
4.125% 1/15/26	2,782	2,809
4.375% 2/1/45	1,322	1,288
		114,750

TOTAL REAL ESTATE		301,329

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,698
3.6% 2/17/23	13,016	13,045
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	76
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,752
5.012% 4/15/49	5,561	5,643
5.012% 8/21/54	23,143	22,925
5.5% 3/16/47	16,500	18,026
		71,165
UTILITIES - 0.5%
Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,028
6.4% 9/15/20 (e)	14,254	15,361
Eversource Energy 1.45% 5/1/18	1,676	1,674
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,870
7.375% 11/15/31	35,412	46,691
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	4,363
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,968
3.7% 9/1/24	3,782	3,698
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,053
Nevada Power Co. 6.5% 8/1/18	2,642	2,688
NV Energy, Inc. 6.25% 11/15/20	1,957	2,124
PG&E Corp. 2.4% 3/1/19	931	926
Progress Energy, Inc. 4.4% 1/15/21	405	418
TECO Finance, Inc. 5.15% 3/15/20	164	171
		127,033
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,562
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,335
2.7% 6/15/21	2,321	2,277
3.55% 6/15/26	3,712	3,574
		8,186
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (f)(g)	20,448	19,272
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (f)(g)	5,485	5,430
NiSource Finance Corp. 6.8% 1/15/19	624	645
Puget Energy, Inc. 6% 9/1/21	813	885
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (f)(g)	4,882	4,760
		30,992

TOTAL UTILITIES		168,773

TOTAL NONCONVERTIBLE BONDS
(Cost $3,063,253)		3,097,226

U.S. Government and Government Agency Obligations - 11.7%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$122,924	$116,245
0.875% 2/15/47	28,565	27,771
1% 2/15/46	25,709	25,828
1.375% 2/15/44	103,126	112,661
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	74,233	70,236
0.25% 1/15/25	65,599	63,846
0.375% 1/15/27	30,535	29,579
0.375% 7/15/27	50,390	48,852
0.625% 1/15/26	103,751	103,197

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		598,215

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills, yield at date of purchase 1.3% to 1.39% 3/15/18 to 5/3/18 (h)	11,370	11,343
U.S. Treasury Bonds:
2.75% 11/15/47	94,969	87,987
3% 5/15/45 (i)	30,750	30,045
3% 11/15/45	85,886	83,860
3% 2/15/47	148,375	144,683
3% 5/15/47	68,210	66,483
U.S. Treasury Notes:
1.25% 3/31/21	287,028	276,847
1.25% 10/31/21	441,071	421,343
1.5% 8/15/26	20,991	18,839
1.75% 6/30/22	95,692	92,339
1.875% 3/31/22	207,272	201,588
1.875% 7/31/22	98,619	95,568
1.875% 9/30/22	201,760	195,195
2% 12/31/21	442,692	433,700
2.125% 12/31/22	201,389	196,645
2.125% 7/31/24	336,093	323,345
2.125% 11/30/24	154,976	148,614
2.25% 12/31/24	209,453	202,343
2.25% 11/15/27	156,910	148,470
2.375% 5/15/27	31,530	30,242

TOTAL U.S. TREASURY OBLIGATIONS		3,209,479

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,929,711)		3,807,694

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (e)	$8,218	$8,218
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (f)(g)	729	735
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (f)(g)	183	187
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (f)(g)	34	34
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (f)(g)	99	92
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (f)(g)	52	50
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (f)(g)	451	458
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (f)(g)	1,164	1,195
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (f)(g)	1,176	452
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (f)(g)	1,424	1,395
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (f)(g)	18	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	17,082	17,423
Class AA, 4.213% 12/16/41 (e)	4,005	3,924
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	6,526	6,512
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (f)(g)	1,978	1,669
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (f)(g)	56	54
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (f)(g)	81	82
Series 2004-7 Class AF5, 5.868% 1/25/35	540	546
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (f)(g)	36	36
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (e)	6,173	6,106
Class A2II, 4.03% 11/20/47 (e)	10,414	10,427
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (f)(g)	43	41
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (f)(g)	3	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (f)(g)	1,041	1,033
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (f)(g)	381	326
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (e)(f)(g)	1,246	1,205
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (e)(f)(g)	306	301
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (e)(f)(g)	111	108
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (e)(f)(g)	184	172
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (e)(f)(g)	70	64
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (f)(g)	201	203
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (f)(g)	342	345
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (f)(g)	1,513	1,117
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (f)(g)	2,909	2,151
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (f)(g)	297	90
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (f)(g)	82	79
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (f)(g)	126	126
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (f)(g)	3	2
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (f)(g)	1,102	1,070
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (f)(g)	63	61
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (f)(g)	111	107
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (f)(g)	109	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (f)(g)	1,566	1,556
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (f)(g)	495	502
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (f)(g)	750	677
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (f)(g)	1,620	1,618
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (f)(g)	66	66
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (f)(g)	35	34
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (f)(g)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (e)(f)(g)(j)	2,116	1,117
TOTAL ASSET-BACKED SECURITIES
(Cost $65,273)		73,809

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (f)(g)	448	450
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (f)	275	282
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (f)	631	611
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (f)(g)	328	322
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (f)(g)	397	393
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (e)(f)(g)	193	154
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (e)(f)(g)	41	27
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (f)(g)	18	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (f)	42	42
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.8207% 9/25/36 (f)(g)	28	28
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (f)(g)	1,242	1,201

TOTAL PRIVATE SPONSOR		3,528

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	7,896	7,799
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	8,140	8,117

TOTAL U.S. GOVERNMENT AGENCY		15,916

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,930)		19,444

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (f)(l)	31	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (e)(f)(g)	21	21
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0207% 11/25/35 (e)(f)(g)	224	216
Class M1, 1 month U.S. LIBOR + 0.440% 2.0607% 11/25/35 (e)(f)(g)	29	28
Class M2, 1 month U.S. LIBOR + 0.490% 2.1107% 11/25/35 (e)(f)(g)	37	36
Class M3, 1 month U.S. LIBOR + 0.510% 2.1307% 11/25/35 (e)(f)(g)	33	32
Class M4, 1 month U.S. LIBOR + 0.600% 2.2207% 11/25/35 (e)(f)(g)	42	40
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (e)(f)(g)	586	549
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (e)(f)(g)	26	20
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (e)(f)(g)	189	176
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (e)(f)(g)	57	52
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (e)(f)(g)	83	76
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (e)(f)(g)	46	42
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (e)(f)(g)	46	35
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (e)(f)(g)	49	37
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9121% 4/25/36 (e)(f)(g)	86	81
Class M1, 1 month U.S. LIBOR + 0.380% 1.9321% 4/25/36 (e)(f)(g)	31	29
Class M2, 1 month U.S. LIBOR + 0.400% 1.9521% 4/25/36 (e)(f)(g)	32	31
Class M3, 1 month U.S. LIBOR + 0.420% 1.9721% 4/25/36 (e)(f)(g)	28	26
Class M4, 1 month U.S. LIBOR + 0.520% 2.0721% 4/25/36 (e)(f)(g)	16	15
Class M5, 1 month U.S. LIBOR + 0.560% 2.1121% 4/25/36 (e)(f)(g)	15	14
Class M6, 1 month U.S. LIBOR + 0.640% 2.1921% 4/25/36 (e)(f)(g)	31	29
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/36 (e)(f)(g)	73	69
Class M2, 1 month U.S. LIBOR + 0.330% 1.9507% 7/25/36 (e)(f)(g)	52	49
Class M3, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/36 (e)(f)(g)	43	40
Class M4, 1 month U.S. LIBOR + 0.420% 2.0407% 7/25/36 (e)(f)(g)	29	27
Class M5, 1 month U.S. LIBOR + 0.470% 2.0907% 7/25/36 (e)(f)(g)	35	34
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (e)(f)(g)	26	21
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (e)(f)(g)	1,635	1,547
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (e)(f)(g)	109	100
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (e)(f)(g)	73	65
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (e)(f)(g)	73	62
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (e)(f)(g)	342	318
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (e)(f)(g)	360	344
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (e)(f)(g)	338	320
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37(e)(f)(g)	118	107
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (e)(f)(g)	65	57
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (e)(f)(g)	53	42
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (e)(f)(g)	355	332
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (e)(f)(g)	71	67
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (e)(f)(g)	75	71
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (e)(f)(g)	119	102
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (e)(f)(g)	186	156
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (e)(f)(g)	72	56
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(l)	706	24
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(j)(l)	11,507	0
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	7,930	7,951
Class CFX, 3.3822% 12/15/34 (e)(f)	6,656	6,651
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,622
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	10,024	9,813
Class B, 4.181% 11/15/34 (e)	3,538	3,492
Class C, 5.205% 11/15/34 (e)	2,482	2,484
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,964
Class D, 5.513% 12/15/43 (f)	2,102	1,975
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,683)		47,547

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,822
7.5% 4/1/34	8,780	12,536
7.55% 4/1/39	17,675	26,612
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,367
Series 2010 C1, 7.781% 1/1/35	13,980	16,109
Series 2012 B, 5.432% 1/1/42	6,845	6,306
6.05% 1/1/29	430	440
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,748	1,755
4.95% 6/1/23	8,975	9,255
5.1% 6/1/33	16,965	15,995
Series 2010-1, 6.63% 2/1/35	17,960	19,009
Series 2010-3:
5.547% 4/1/19	185	189
6.725% 4/1/35	10,580	11,117
7.35% 7/1/35	5,140	5,638
Series 2010-5, 6.2% 7/1/21	3,296	3,439
Series 2011:
5.665% 3/1/18	9,625	9,625
5.877% 3/1/19	26,600	27,244
Series 2013, 4% 12/1/20	7,040	7,092
TOTAL MUNICIPAL SECURITIES
(Cost $170,674)		175,550

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $3,826)	$3,841	$3,780

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,744
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,869
3.1% 6/4/20	11,505	11,489
8.7% 11/18/19	745	810
RBS Citizens NA 2.5% 3/14/19	5,410	5,402
Regions Bank 7.5% 5/15/18	13,814	13,958
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,464
TOTAL BANK NOTES
(Cost $63,826)		63,736
	Shares	Value (000s)

Fixed-Income Funds - 9.3%
Fidelity High Income Central Fund 2 (m)	6,372,306	$719,178
Fidelity Mortgage Backed Securities Central Fund (m)	21,986,209	2,317,786
TOTAL FIXED-INCOME FUNDS
(Cost $2,996,778)		3,036,964

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.41% (n)	889,801,360	889,979
Fidelity Securities Lending Cash Central Fund 1.42% (n)(o)	69,115,652	69,123
TOTAL MONEY MARKET FUNDS
(Cost $959,024)		959,102
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $27,172,827)		32,597,204
NET OTHER ASSETS (LIABILITIES) - 0.1%		19,635
NET ASSETS - 100%		$32,616,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	626	March 2018	$84,961	$1,854	$1,854

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(151)	$0	$(151)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,347,000 or 0.1% of net assets.

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,474,000 or 1.3% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,832,000.

 (i) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $111,000.

 (j) Level 3 security

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$9,298
Extraction Oil & Gas, Inc.	12/12/16	$11,840

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,611
Fidelity High Income Central Fund 2	23,432
Fidelity Mortgage Backed Securities Central Fund	28,775
Fidelity Securities Lending Cash Central Fund	1,573
Total	$59,391

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$725,041	$--	$--	$--	$(5,863)	$719,178	81.4%
Fidelity Mortgage Backed Securities Central Fund	1,948,228	435,660*	--	--	(66,102)	2,317,786	32.3%
Total	$2,673,269	$435,660	$--	$--	$(71,965)	$3,036,964

 * Includes the value of shares purchased through in-kind transactions. See Note 5 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$31,782	$--	$8,954	$--	$(8,959)	$3,863	$--
Sunrun, Inc.	45,210	110	--	--	--	(58)	45,262
Yext, Inc.	52,599	8,700	1,484	--	(120)	(443)	--
Total	$129,591	$8,810	$10,438	$--	$(9,079)	$3,362	$45,262

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,088,326	$3,005,982	$82,344	$--
Consumer Staples	1,591,374	1,524,044	67,330	--
Energy	1,174,052	1,155,053	18,999	--
Financials	3,151,870	3,126,041	25,829	--
Health Care	2,960,552	2,903,579	56,973	--
Industrials	2,127,888	2,126,083	1,805	--
Information Technology	5,125,619	5,107,883	17,736	--
Materials	605,508	566,698	38,810	--
Real Estate	558,153	558,153	--	--
Telecommunication Services	346,680	346,680	--	--
Utilities	582,330	582,330	--	--
Corporate Bonds	3,097,226	--	3,097,226	--
U.S. Government and Government Agency Obligations	3,807,694	--	3,807,694	--
Asset-Backed Securities	73,809	--	72,692	1,117
Collateralized Mortgage Obligations	19,444	--	19,444	--
Commercial Mortgage Securities	47,547	--	47,547	--
Municipal Securities	175,550	--	175,550	--
Foreign Government and Government Agency Obligations	3,780	--	3,780	--
Bank Notes	63,736	--	63,736	--
Fixed-Income Funds	3,036,964	3,036,964	--	--
Money Market Funds	959,102	959,102	--	--
Total Investments in Securities:	$32,597,204	$24,998,592	$7,597,495	$1,117
Derivative Instruments:
Assets
Futures Contracts	$1,854	$1,854	$--	$--
Total Assets	$1,854	$1,854	$--	$--
Liabilities
Swaps	$(151)	$--	$(151)	$--
Total Liabilities	$(151)	$--	$(151)	$--
Total Derivative Instruments:	$1,703	$1,854	$(151)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(151)
Total Credit Risk	0	(151)
Equity Risk
Futures Contracts(b)	1,854	0
Total Equity Risk	1,854	0
Total Value of Derivatives	$1,854	$(151)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	19.1%
AAA,AA,A	2.5%
BBB	6.1%
BB	2.3%
B	1.2%
CCC,CC,C	0.5%
Not Rated	0.0%
Equities	65.3%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,335) — See accompanying schedule: Unaffiliated issuers (cost $23,174,675)	$28,555,876
Fidelity Central Funds (cost $3,955,802)	3,996,066
Other affiliated issuers (cost $42,350)	45,262
Total Investment in Securities (cost $27,172,827)		$32,597,204
Receivable for investments sold		139,564
Receivable for fund shares sold		18,925
Dividends receivable		29,714
Interest receivable		52,928
Distributions receivable from Fidelity Central Funds		4,600
Prepaid expenses		36
Other receivables		2,041
Total assets		32,845,012
Liabilities
Payable to custodian bank	$8,160
Payable for investments purchased	113,883
Payable for fund shares redeemed	20,536
Bi-lateral OTC swaps, at value	151
Accrued management fee	10,588
Payable for daily variation margin on futures contracts	1,036
Other affiliated payables	3,062
Other payables and accrued expenses	1,635
Collateral on securities loaned	69,122
Total liabilities		228,173
Net Assets		$32,616,839
Net Assets consist of:
Paid in capital		$26,208,861
Undistributed net investment income		79,170
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		902,681
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,426,127
Net Assets		$32,616,839
Balanced:
Net Asset Value, offering price and redemption price per share ($23,856,867 ÷ 993,003 shares)		$24.02
Class K:
Net Asset Value, offering price and redemption price per share ($8,759,972 ÷ 364,602 shares)		$24.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$138,887
Interest		108,228
Income from Fidelity Central Funds		58,888
Total income		306,003
Expenses
Management fee	$63,388
Transfer agent fees	17,346
Accounting and security lending fees	1,170
Custodian fees and expenses	214
Independent trustees' fees and expenses	57
Registration fees	221
Audit	66
Legal	50
Miscellaneous	103
Total expenses before reductions	82,615
Expense reductions	(877)	81,738
Net investment income (loss)		224,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,539,204
Fidelity Central Funds	27
Other affiliated issuers	(9,079)
Foreign currency transactions	(217)
Futures contracts	10,349
Swaps	1
Capital gain distributions from Fidelity Central Funds	503
Total net realized gain (loss)		1,540,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	242,461
Fidelity Central Funds	(71,993)
Other affiliated issuers	3,362
Assets and liabilities in foreign currencies	70
Futures contracts	265
Swaps	(31)
Total change in net unrealized appreciation (depreciation)		174,134
Net gain (loss)		1,714,922
Net increase (decrease) in net assets resulting from operations		$1,939,187

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$224,265	$498,541
Net realized gain (loss)	1,540,788	1,772,052
Change in net unrealized appreciation (depreciation)	174,134	1,151,379
Net increase (decrease) in net assets resulting from operations	1,939,187	3,421,972
Distributions to shareholders from net investment income	(255,762)	(480,394)
Distributions to shareholders from net realized gain	(1,956,992)	(412,684)
Total distributions	(2,212,754)	(893,078)
Share transactions - net increase (decrease)	1,439,621	97,098
Total increase (decrease) in net assets	1,166,054	2,625,992
Net Assets
Beginning of period	31,450,785	28,824,793
End of period	$32,616,839	$31,450,785
Other Information
Undistributed net investment income end of period	$79,170	$110,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.16	.38	.37	.37	.38	.36
Net realized and unrealized gain (loss)	1.28	2.26	1.25	(.23)	3.68	1.88
Total from investment operations	1.44	2.64	1.62	.14	4.06	2.24
Distributions from net investment income	(.19)	(.37)	(.36)	(.35)	(.38)	(.34)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(1.69)	(.69)	(1.63)	(2.21)	(1.51)	(.34)
Net asset value, end of period	$24.02	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnB,C	6.16%	12.12%	7.73%	.86%	19.46%	11.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.53%F	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.53%F	.54%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.36%F	1.65%	1.71%	1.59%	1.65%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$23,857	$22,915	$20,840	$20,176	$19,574	$16,342
Portfolio turnover rateG	77%F,H	91%	64%	128%	176%	244%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.17	.40	.39	.39	.40	.39
Net realized and unrealized gain (loss)	1.29	2.26	1.25	(.23)	3.69	1.87
Total from investment operations	1.46	2.66	1.64	.16	4.09	2.26
Distributions from net investment income	(.20)	(.39)	(.38)	(.37)	(.40)	(.36)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(1.70)	(.71)	(1.65)	(2.23)	(1.54)B	(.36)
Net asset value, end of period	$24.03	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnC,D	6.25%	12.22%	7.84%	.95%	19.59%	11.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%G	.45%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.44%G	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.45%G	1.74%	1.81%	1.68%	1.75%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$8,760	$8,536	$7,984	$7,695	$7,372	$6,330
Portfolio turnover rateH	77%G,I	91%	64%	128%	176%	244%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $(85) of unrealized depreciation, of $106,799 in exchange for 990 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,999,341
Gross unrealized depreciation	(703,404)
Net unrealized appreciation (depreciation)	$5,295,937
Tax cost	$27,302,970

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$1	$(31)
Equity Risk
Futures Contracts	10,349	265
Totals	$10,350	$234

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $9,456,815 and $10,764,205, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$15,352.13
Class K	1,994.05
	$17,346

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $251 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $52.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $326. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $39. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,573 (including $87 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $162.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Balanced	$184,060	$342,105
Class K	71,702	138,289
Total	$255,762	$480,394
From net realized gain
Balanced	$1,428,047	$298,179
Class K	528,945	114,505
Total	$1,956,992	$412,684

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Balanced
Shares sold	68,133	141,368	$1,639,158	$3,244,358
Reinvestment of distributions	65,085	27,313	1,535,172	609,544
Shares redeemed	(84,438)	(158,212)	(2,033,018)	(3,615,666)
Net increase (decrease)	48,780	10,469	$1,141,312	$238,236
Class K
Shares sold	23,731	59,017	$572,027	$1,350,904
Reinvestment of distributions	25,468	11,324	600,646	252,794
Shares redeemed	(36,308)	(76,356)	(874,364)	(1,744,836)
Net increase (decrease)	12,891	(6,015)	$298,309	$(141,138)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Balanced	.53%
Actual		$1,000.00	$1,061.60	$2.71
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.45%
Actual		$1,000.00	$1,062.50	$2.30
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-K-SANN-0418
1.863054.109

Fidelity® Balanced Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2018

% of fund's net assets
Microsoft Corp.	2.0
Amazon.com, Inc.	1.9
Alphabet, Inc. Class C	1.9
Bank of America Corp.	1.4
UnitedHealth Group, Inc.	1.3
8.5

Top Five Bond Issuers as of February 28, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.7
Fannie Mae	3.2
Ginnie Mae	1.8
Freddie Mac	1.6
Ginnie Mae guaranteed REMIC pass-thru certificates	0.8
19.1

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	15.8
Financials	14.0
Consumer Discretionary	10.7
Health Care	9.8
Industrials	6.8

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	65.6%
Bonds	31.4%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 8.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Aptiv PLC	625,900	$57,163
Delphi Technologies PLC	208,666	9,964
		67,127
Automobiles - 0.2%
Tesla, Inc. (a)	206,982	71,007
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	2,971,060	152,594
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)	675,400	45,123
Compass Group PLC	3,875,900	82,344
Dunkin' Brands Group, Inc.	111,200	6,660
Marriott International, Inc. Class A	502,937	71,020
Starbucks Corp.	885,474	50,561
U.S. Foods Holding Corp. (a)	2,089,200	69,758
Wyndham Worldwide Corp.	747,100	86,499
		411,965
Household Durables - 0.1%
Newell Brands, Inc.	1,198,330	30,785
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	410,400	620,709
JD.com, Inc. sponsored ADR (a)	1,964,900	92,645
Netflix, Inc. (a)	501,214	146,044
		859,398
Leisure Products - 0.1%
Mattel, Inc. (b)	1,725,100	27,429
Media - 1.9%
Charter Communications, Inc. Class A (a)	417,407	142,724
Comcast Corp. Class A	4,664,592	168,905
DISH Network Corp. Class A (a)	97,400	4,061
MDC Partners, Inc. Class A (a)	2,258,850	17,732
The Walt Disney Co.	1,963,000	202,503
Time Warner, Inc.	817,800	76,023
		611,948
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	890,900	91,442
Specialty Retail - 1.9%
Home Depot, Inc.	1,489,844	271,554
L Brands, Inc.	667,503	32,928
Lowe's Companies, Inc.	1,177,000	105,447
O'Reilly Automotive, Inc. (a)	218,108	53,260
TJX Companies, Inc.	1,563,757	129,291
Ulta Beauty, Inc.	199,400	40,548
		633,028
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	1,963,350	131,603

TOTAL CONSUMER DISCRETIONARY		3,088,326

CONSUMER STAPLES - 4.9%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	372,600	39,555
Constellation Brands, Inc. Class A (sub. vtg.)	328,727	70,834
Dr. Pepper Snapple Group, Inc.	214,900	24,982
Monster Beverage Corp. (a)	799,742	50,680
The Coca-Cola Co.	4,368,908	188,824
		374,875
Food & Staples Retailing - 0.7%
CVS Health Corp.	2,039,885	138,161
Kroger Co.	1,864,608	50,568
Walgreens Boots Alliance, Inc.	579,975	39,954
		228,683
Food Products - 0.6%
Bunge Ltd.	639,763	48,257
Mondelez International, Inc.	2,415,100	106,023
The Kraft Heinz Co.	186,000	12,471
The Simply Good Foods Co.	898,880	12,144
TreeHouse Foods, Inc. (a)	715,400	27,200
		206,095
Household Products - 0.5%
Colgate-Palmolive Co.	1,715,167	118,295
Procter & Gamble Co.	285,700	22,433
Spectrum Brands Holdings, Inc. (b)	155,800	15,379
		156,107
Personal Products - 0.4%
Avon Products, Inc. (a)	6,964,178	18,316
Coty, Inc. Class A	1,226,953	23,705
Edgewell Personal Care Co. (a)	282,500	14,167
Estee Lauder Companies, Inc. Class A	309,482	42,845
Unilever NV (Certificaten Van Aandelen) (Bearer)	530,700	27,775
		126,808
Tobacco - 1.5%
Altria Group, Inc.	971,295	61,143
British American Tobacco PLC sponsored ADR	3,354,919	198,142
Philip Morris International, Inc.	2,313,099	239,521
		498,806

TOTAL CONSUMER STAPLES		1,591,374

ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,491,800	39,384
Hess Midstream Partners LP	422,700	8,446
Liberty Oilfield Services, Inc. Class A (a)(b)	291,400	5,417
NCS Multistage Holdings, Inc. (b)	1,046,800	15,304
Oceaneering International, Inc.	455,491	8,372
Schlumberger Ltd.	64,000	4,201
Tenaris SA sponsored ADR	115,200	3,973
		85,097
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	1,351,602	77,095
Black Stone Minerals LP	784,900	13,453
Boardwalk Pipeline Partners, LP	1,653,700	18,637
Cabot Oil & Gas Corp.	1,329,850	32,129
Centennial Resource Development, Inc.:
Class A (a)	413,200	7,884
Class A (a)(c)	639,500	12,202
Chevron Corp.	672,005	75,211
Cimarex Energy Co.	381,302	36,639
ConocoPhillips Co.	2,003,900	108,832
Devon Energy Corp.	2,181,100	66,894
EOG Resources, Inc.	928,500	94,168
Extraction Oil & Gas, Inc. (a)	735,150	8,881
Extraction Oil & Gas, Inc. (a)(c)	591,509	7,145
Exxon Mobil Corp.	1,797,043	136,108
Newfield Exploration Co. (a)	1,470,900	34,316
Parsley Energy, Inc. Class A (a)	2,052,030	51,875
PDC Energy, Inc. (a)	274,400	14,414
Phillips 66 Co.	821,517	74,240
Pioneer Natural Resources Co.	339,700	57,827
PrairieSky Royalty Ltd.	865,137	19,195
Reliance Industries Ltd.	1,305,784	18,999
Suncor Energy, Inc.	1,674,300	55,114
Valero Energy Corp.	748,700	67,697
		1,088,955

TOTAL ENERGY		1,174,052

FINANCIALS - 9.7%
Banks - 4.6%
Bank of America Corp.	14,778,308	474,384
Citigroup, Inc.	3,800,212	286,878
Huntington Bancshares, Inc.	14,538,812	228,259
KeyCorp	2,514,700	53,136
PNC Financial Services Group, Inc.	784,800	123,732
Synovus Financial Corp.	386,824	19,070
Wells Fargo & Co.	5,453,300	318,527
		1,503,986
Capital Markets - 1.9%
BlackRock, Inc. Class A	175,976	96,686
CBOE Global Markets, Inc.	326,811	36,606
E*TRADE Financial Corp. (a)	1,757,649	91,802
Goldman Sachs Group, Inc.	755,700	198,696
IntercontinentalExchange, Inc.	836,600	61,139
Northern Trust Corp.	652,400	69,070
State Street Corp.	591,900	62,830
		616,829
Consumer Finance - 1.3%
Capital One Financial Corp.	2,904,801	284,467
OneMain Holdings, Inc. (a)	1,682,532	51,586
SLM Corp. (a)	3,684,298	40,196
Synchrony Financial	1,177,200	42,838
		419,087
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	78	24,200
KBC Ancora	398,674	25,829
Kimbell Royalty Partners LP	455,400	8,653
		58,682
Insurance - 1.7%
American International Group, Inc.	1,522,800	87,317
Chubb Ltd.	661,937	93,942
Hartford Financial Services Group, Inc.	960,100	50,741
Marsh & McLennan Companies, Inc.	702,977	58,361
MetLife, Inc.	2,797,300	129,207
The Travelers Companies, Inc.	962,000	133,718
		553,286

TOTAL FINANCIALS		3,151,870

HEALTH CARE - 9.1%
Biotechnology - 2.2%
AbbVie, Inc.	530,800	61,483
Alexion Pharmaceuticals, Inc. (a)	465,804	54,709
Amgen, Inc.	1,466,907	269,573
Biogen, Inc. (a)	486,285	140,532
Celgene Corp. (a)	79,400	6,917
Regeneron Pharmaceuticals, Inc. (a)	143,800	46,079
TESARO, Inc. (a)	317,900	17,558
Vertex Pharmaceuticals, Inc. (a)	698,500	115,972
		712,823
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,374,800	203,602
Baxter International, Inc.	562,000	38,098
Becton, Dickinson & Co.	792,100	175,862
Boston Scientific Corp. (a)	5,667,770	154,503
Intuitive Surgical, Inc. (a)	253,300	108,020
Medtronic PLC	82,224	6,569
ResMed, Inc.	733,000	69,833
Wright Medical Group NV (a)	1,262,200	25,686
		782,173
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	140,500	13,370
DaVita HealthCare Partners, Inc. (a)	822,500	59,236
Henry Schein, Inc. (a)	293,408	19,421
Humana, Inc.	469,000	127,484
McKesson Corp.	571,800	85,330
UnitedHealth Group, Inc.	1,874,100	423,846
		728,687
Health Care Technology - 0.2%
Cerner Corp. (a)	792,500	50,847
Inovalon Holdings, Inc. Class A (a)	258,500	3,102
Medidata Solutions, Inc. (a)	94,300	6,192
		60,141
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,264,100	86,705
Thermo Fisher Scientific, Inc.	687,297	143,356
		230,061
Pharmaceuticals - 1.4%
Allergan PLC	371,643	57,315
AstraZeneca PLC sponsored ADR	1,891,900	62,792
Bristol-Myers Squibb Co.	2,026,641	134,164
Jazz Pharmaceuticals PLC (a)	405,900	58,774
Merck & Co., Inc.	294,200	15,952
Mylan NV (a)	1,254,000	50,561
Nektar Therapeutics (a)	117,100	10,136
Roche Holding AG (participation certificate)	246,657	56,973
		446,667

TOTAL HEALTH CARE		2,960,552

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)(b)	1,575,864	54,887
Lockheed Martin Corp.	109,660	38,649
Northrop Grumman Corp.	272,674	95,447
Raytheon Co.	398,480	86,673
The Boeing Co.	129,320	46,841
United Technologies Corp.	1,538,252	207,264
		529,761
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	497,791	51,974
Airlines - 1.4%
American Airlines Group, Inc.	5,415,560	293,794
JetBlue Airways Corp. (a)	3,062,691	64,470
United Continental Holdings, Inc. (a)	1,317,660	89,324
		447,588
Building Products - 0.2%
Allegion PLC	862,570	72,551
Construction & Engineering - 0.3%
AECOM (a)	2,796,185	99,293
Electrical Equipment - 1.0%
AMETEK, Inc.	789,325	59,783
Fortive Corp.	425,225	32,657
Sensata Technologies Holding BV (a)	3,103,401	164,046
Sunrun, Inc. (a)(b)(d)	6,765,587	45,262
Vivint Solar, Inc. (a)(b)	4,773,972	14,322
		316,070
Industrial Conglomerates - 0.3%
3M Co.	101,340	23,867
General Electric Co.	1,929,556	27,226
Honeywell International, Inc.	418,700	63,270
		114,363
Machinery - 0.0%
Cactus, Inc. (a)(b)	282,600	6,955
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,111	1,805
Professional Services - 0.0%
Nielsen Holdings PLC	60,230	1,965
WageWorks, Inc. (a)	218,700	11,471
		13,436
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	1,671,620	75,524
CSX Corp.	2,603,650	139,868
Norfolk Southern Corp.	942,711	131,112
		346,504
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,519,668	127,588

TOTAL INDUSTRIALS		2,127,888

INFORMATION TECHNOLOGY - 15.7%
Electronic Equipment & Components - 0.4%
Jabil, Inc.	4,469,815	121,087
Internet Software & Services - 4.5%
58.com, Inc. ADR (a)	892,297	67,252
Alibaba Group Holding Ltd. sponsored ADR (a)	798,500	148,633
Alphabet, Inc.:
Class A (a)	200	221
Class C (a)	552,147	609,973
ANGI Homeservices, Inc. Class A (a)	1,075,745	15,910
Box, Inc. Class A (a)	1,983,972	47,734
Facebook, Inc. Class A (a)	1,651,069	294,419
GoDaddy, Inc. (a)	296,600	17,740
MINDBODY, Inc. (a)(b)	2,645,871	94,325
MongoDB, Inc. Class B	140,635	4,303
NetEase, Inc. ADR	115,300	33,823
New Relic, Inc. (a)	257,051	18,451
Shopify, Inc. Class A (a)	56,300	7,788
Twilio, Inc. Class A (a)(b)	1,365,100	46,632
Wix.com Ltd. (a)	237,800	17,847
Yext, Inc. (b)	4,665,532	59,252
		1,484,303
IT Services - 1.0%
Alliance Data Systems Corp.	65,900	15,879
Cognizant Technology Solutions Corp. Class A	1,335,463	109,535
DXC Technology Co.	74,200	7,608
FleetCor Technologies, Inc. (a)	398,000	79,572
Leidos Holdings, Inc.	262,200	16,600
PayPal Holdings, Inc. (a)	1,243,071	98,712
		327,906
Semiconductors & Semiconductor Equipment - 2.4%
Acacia Communications, Inc. (a)(b)	29,164	1,129
Advanced Micro Devices, Inc. (a)(b)	1,051,300	12,731
Analog Devices, Inc.	437,947	39,481
Broadcom Ltd.	357,884	88,204
Cirrus Logic, Inc. (a)	63,800	2,827
Cree, Inc. (a)	833,700	31,539
Himax Technologies, Inc. sponsored ADR (b)	575,300	4,700
Inphi Corp. (a)	4,394	122
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	972,227	20,747
Marvell Technology Group Ltd.	304,800	7,160
Micron Technology, Inc. (a)	2,196,226	107,198
Nanya Technology Corp.	4,950,000	13,433
NVIDIA Corp.	604,842	146,372
ON Semiconductor Corp. (a)	3,610,791	86,370
Qorvo, Inc. (a)	49,633	4,006
Qualcomm, Inc.	2,794,277	181,628
Semtech Corp. (a)	836,400	28,145
		775,792
Software - 6.5%
Activision Blizzard, Inc.	1,159,431	84,789
Adobe Systems, Inc. (a)	475,216	99,382
Autodesk, Inc. (a)	3,209,891	377,066
Citrix Systems, Inc. (a)	3,720,050	342,245
HubSpot, Inc. (a)	465,345	51,677
Microsoft Corp.	7,021,312	658,395
Oracle Corp.	759,000	38,459
Parametric Technology Corp. (a)	1,668,911	123,099
Red Hat, Inc. (a)	296,159	43,654
Salesforce.com, Inc. (a)	1,520,120	176,714
Symantec Corp.	101,555	2,670
Talend SA ADR (a)	52,099	2,453
Totvs SA	1,913,500	17,998
Workday, Inc. Class A (a)	162,500	20,584
Workiva, Inc. (a)	51,800	1,178
Zendesk, Inc. (a)	1,824,719	78,791
		2,119,154
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	1,669,531	297,377

TOTAL INFORMATION TECHNOLOGY		5,125,619

MATERIALS - 1.8%
Chemicals - 1.6%
CF Industries Holdings, Inc.	210,300	8,673
DowDuPont, Inc.	2,917,014	205,066
FMC Corp.	121,700	9,551
Linde AG (a)	174,900	38,810
LyondellBasell Industries NV Class A	1,067,500	115,525
Olin Corp.	200,100	6,503
Platform Specialty Products Corp. (a)	2,343,500	24,466
Sherwin-Williams Co.	73,700	29,596
The Chemours Co. LLC	1,376,564	65,401
Tronox Ltd. Class A	49,800	910
Westlake Chemical Corp.	245,433	26,571
		531,072
Construction Materials - 0.1%
Eagle Materials, Inc.	86,900	8,710
Summit Materials, Inc.	504,800	15,967
		24,677
Containers & Packaging - 0.0%
WestRock Co.	89,300	5,872
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	1,243,100	23,122
Nucor Corp.	239,700	15,676
		38,798

TOTAL MATERIALS		600,419

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	803,300	15,415
American Tower Corp.	1,025,100	142,827
Boston Properties, Inc.	416,797	49,545
Colony NorthStar, Inc.	1,054,709	8,206
Corporate Office Properties Trust (SBI)	556,500	13,890
Corrections Corp. of America	204,800	4,258
DDR Corp.	696,700	5,434
Equinix, Inc.	128,600	50,424
Equity Lifestyle Properties, Inc.	124,700	10,551
Extra Space Storage, Inc.	258,436	21,980
Front Yard Residential Corp. Class B	1,952,211	20,479
Gaming & Leisure Properties	128,600	4,277
General Growth Properties, Inc.	389,000	8,235
Healthcare Trust of America, Inc.	595,000	14,786
Outfront Media, Inc.	461,362	9,463
Pennsylvania Real Estate Investment Trust (SBI) (b)	624,500	6,520
Prologis, Inc.	921,200	55,898
Spirit Realty Capital, Inc.	2,595,300	20,243
Store Capital Corp.	1,019,600	24,307
Sun Communities, Inc.	177,742	15,563
The Macerich Co.	172,400	10,161
VEREIT, Inc.	879,200	6,023
		518,485
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	848,503	39,668

TOTAL REAL ESTATE		558,153

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,930,264	142,669
Verizon Communications, Inc.	3,231,220	154,258
Zayo Group Holdings, Inc. (a)	615,663	22,072
		318,999
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	456,701	27,681

TOTAL TELECOMMUNICATION SERVICES		346,680

UTILITIES - 1.8%
Electric Utilities - 0.9%
Edison International	106,500	6,453
Eversource Energy	423,900	24,162
Exelon Corp.	2,213,625	81,993
FirstEnergy Corp.	846,548	27,369
Great Plains Energy, Inc.	467,249	13,620
NextEra Energy, Inc.	888,600	135,200
PG&E Corp.	215,229	8,844
		297,641
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	1,793,775	46,387
The AES Corp.	2,860,100	31,089
		77,476
Multi-Utilities - 0.6%
Dominion Resources, Inc.	1,053,322	78,020
Public Service Enterprise Group, Inc.	681,970	33,028
Sempra Energy	882,407	96,165
		207,213

TOTAL UTILITIES		582,330

TOTAL COMMON STOCKS
(Cost $15,850,630)		21,307,263

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $5,219)	355,800	5,089
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.5%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,623
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,029
3.25% 5/15/18	2,895	2,899
3.5% 7/10/19	41,541	41,787
4% 1/15/25	7,674	7,608
4.2% 3/1/21	10,665	10,915
4.25% 5/15/23	3,220	3,283
		91,144
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	619
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,722	1,720
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	14,319
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,128
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,505
4.908% 7/23/25	6,898	7,104
5.375% 5/1/47	1,770	1,752
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,095
4.5% 9/15/42	1,982	1,790
5.5% 9/1/41	3,051	3,097
5.875% 11/15/40	7,066	7,457
6.55% 5/1/37	40,485	46,046
6.75% 7/1/18	1,974	2,000
7.3% 7/1/38	7,024	8,423
8.25% 4/1/19	11,974	12,641
Time Warner, Inc. 2.1% 6/1/19	12,500	12,427
		159,784

TOTAL CONSUMER DISCRETIONARY		253,267

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	18,706
3.3% 2/1/23	20,335	20,248
4.7% 2/1/36	19,253	20,232
4.9% 2/1/46	22,019	23,476
		82,662
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,477
3.875% 7/20/25	7,967	7,871
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,925
3.3% 11/18/21	4,671	4,678
		20,951
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,861
4% 1/31/24	3,615	3,720
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,660
4.25% 7/21/25 (e)	8,553	8,721
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,809
3.25% 6/12/20	1,695	1,700
4% 6/12/22	5,830	5,952
4.45% 6/12/25	4,227	4,352
4.85% 9/15/23	8,000	8,551
5.7% 8/15/35	2,194	2,499
5.85% 8/15/45	16,830	19,493
6.15% 9/15/43	14,000	16,913
7.25% 6/15/37	7,569	9,978
		107,209

TOTAL CONSUMER STAPLES		210,822

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,935
6.5% 4/1/20	3,517	3,750
Halliburton Co.:
3.8% 11/15/25	4,660	4,657
4.85% 11/15/35	4,069	4,358
Noble Holding International Ltd.:
7.7% 4/1/25 (f)	3,936	3,523
8.7% 4/1/45 (f)	3,799	3,210
		22,433
Oil, Gas & Consumable Fuels - 1.6%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,580
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,556
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,592
5.55% 3/15/26	6,563	7,168
6.45% 9/15/36	1,840	2,192
6.6% 3/15/46	8,910	11,108
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,353
Cenovus Energy, Inc. 4.25% 4/15/27	9,753	9,531
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,617
3.3% 6/1/20	7,911	7,941
4.5% 6/1/25	2,416	2,479
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,030
5.35% 3/15/20 (e)	6,814	6,984
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,692
4.95% 4/1/22	1,267	1,296
5.6% 4/1/44	2,216	2,288
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	7,142
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,754
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,939
3.9% 5/15/24 (f)	2,064	2,034
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,300
4.375% 10/15/20	5,808	5,973
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,273
5.5% 12/1/46	3,753	4,225
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,043
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,676
MPLX LP 4.875% 12/1/24	3,713	3,906
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,777
Nexen, Inc. 6.2% 7/30/19	2,252	2,349
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	4,025
5.625% 5/20/43	22,261	19,033
7.25% 3/17/44	30,172	30,625
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	39,338
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,820
4.5% 1/23/26	11,915	11,528
4.625% 9/21/23	13,980	14,051
4.875% 1/24/22	1,430	1,466
4.875% 1/18/24	7,021	7,126
5.375% 3/13/22 (e)	4,960	5,183
5.5% 1/21/21	13,423	14,047
5.5% 6/27/44	6,301	5,646
5.625% 1/23/46	11,673	10,452
6% 3/5/20	3,052	3,198
6.35% 2/12/48 (e)	8,000	7,799
6.375% 1/23/45	26,396	25,604
6.5% 3/13/27 (e)	8,390	8,968
6.5% 6/2/41	8,420	8,418
6.75% 9/21/47	12,583	12,795
6.75% 9/21/47 (e)	8,930	9,081
6.875% 8/4/26	13,000	14,266
8% 5/3/19	3,330	3,515
Phillips 66 Co. 4.3% 4/1/22	6,383	6,628
Phillips 66 Partners LP 2.646% 2/15/20	652	648
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,857
Southwestern Energy Co. 6.7% 1/23/25 (f)	4,632	4,539
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,901
4.55% 6/24/24	25,316	25,506
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,610
4.65% 7/1/26	2,228	2,263
5.375% 6/1/21	23,110	24,190
Williams Partners LP:
3.6% 3/15/22	6,925	6,946
3.9% 1/15/25	2,391	2,373
4% 11/15/21	3,157	3,219
4.3% 3/4/24	10,014	10,266
4.5% 11/15/23	3,444	3,562
		519,290

TOTAL ENERGY		541,723

FINANCIALS - 4.1%
Banks - 2.1%
Bank of America Corp.:
2.6% 1/15/19	8,285	8,287
3.004% 12/20/23 (e)(f)	49,521	48,454
3.3% 1/11/23	13,500	13,454
3.419% 12/20/28 (e)(f)	10,395	9,953
3.5% 4/19/26	9,902	9,752
3.95% 4/21/25	6,998	6,987
4.2% 8/26/24	11,449	11,678
4.25% 10/22/26	6,748	6,813
Barclays PLC:
2% 3/16/18	16,700	16,700
2.75% 11/8/19	5,728	5,694
3.25% 1/12/21	8,790	8,728
4.375% 1/12/26	11,847	11,860
BB&T Corp. 3.95% 3/22/22	1,805	1,847
Citigroup, Inc.:
2.7% 10/27/22	53,057	51,490
3.875% 3/26/25	17,000	16,883
4.05% 7/30/22	17,500	17,903
4.3% 11/20/26	14,000	14,154
Citizens Bank NA 2.55% 5/13/21	3,064	3,003
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,787
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,377
3.75% 3/26/25	8,440	8,332
3.8% 9/15/22	13,270	13,399
3.8% 6/9/23	16,850	16,955
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,508
Discover Bank:
3.35% 2/6/23	5,490	5,451
7% 4/15/20	4,144	4,460
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,915
3.5% 3/15/22	638	643
4.5% 6/1/18	584	587
HBOS PLC 6.75% 5/21/18 (e)	560	565
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,459
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,694
Huntington National Bank:
2.2% 4/1/19	3,200	3,183
2.4% 4/1/20	40,000	39,575
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,398
5.71% 1/15/26 (e)	13,365	13,646
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,365
2.95% 10/1/26	34,906	32,805
3.875% 9/10/24	24,177	24,341
4.125% 12/15/26	61,229	61,898
KeyCorp. 5.1% 3/24/21	628	665
Rabobank Nederland 4.375% 8/4/25	13,516	13,731
Regions Bank 6.45% 6/26/37	12,100	14,640
Regions Financial Corp. 3.2% 2/8/21	5,563	5,582
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,671
6% 12/19/23	12,648	13,504
6.1% 6/10/23	9,334	9,970
6.125% 12/15/22	39,429	42,050
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	2,998
		699,794
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,475
4.25% 2/15/24	3,357	3,459
Credit Suisse Group AG 3.869% 1/12/29 (e)(f)	6,889	6,692
Deutsche Bank AG 4.5% 4/1/25	27,715	27,152
Deutsche Bank AG New York Branch 3.3% 11/16/22	18,270	17,815
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)	125,990	123,526
3.2% 2/23/23	14,500	14,277
6.15% 4/1/18	3,993	4,005
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,067
Lazard Group LLC 4.25% 11/14/20	5,286	5,453
Moody's Corp.:
3.25% 1/15/28 (e)	4,208	4,003
4.875% 2/15/24	3,952	4,208
Morgan Stanley:
2.125% 4/25/18	18,100	18,099
2.5% 1/24/19	8,150	8,142
2.65% 1/27/20	2,659	2,648
3.125% 1/23/23	68,526	67,419
3.125% 7/27/26	1,531	1,452
3.7% 10/23/24	5,388	5,385
4.875% 11/1/22	8,674	9,145
5.625% 9/23/19	547	570
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,072
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,231
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,673
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,872
		373,840
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,161
Capital One Financial Corp.:
2.45% 4/24/19	5,260	5,240
3.8% 1/31/28	7,659	7,436
Discover Financial Services:
3.85% 11/21/22	2,701	2,719
3.95% 11/6/24	20,000	19,970
5.2% 4/27/22	2,488	2,627
Ford Motor Credit Co. LLC:
2.875% 10/1/18	11,000	11,023
5% 5/15/18	10,000	10,052
5.875% 8/2/21	12,574	13,492
Hyundai Capital America:
2.55% 2/6/19 (e)	6,671	6,650
2.875% 8/9/18 (e)	2,848	2,851
Synchrony Financial:
3% 8/15/19	2,283	2,284
3.75% 8/15/21	8,466	8,573
4.25% 8/15/24	3,469	3,494
		99,572
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,964
3.875% 8/15/22	10,251	10,332
4.125% 6/15/26	3,990	3,928
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,858
		30,082
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,404
American International Group, Inc.:
3.3% 3/1/21	4,640	4,651
3.75% 7/10/25	14,847	14,750
4.875% 6/1/22	11,881	12,587
Aon Corp. 5% 9/30/20	129	135
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (e)(f)(g)	2,508	2,502
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,686
5% 6/1/21 (e)	8,525	8,986
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,068
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,271
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,073
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,231
Pacific LifeCorp 5.125% 1/30/43 (e)	7,709	8,146
Prudential Financial, Inc.:
2.3% 8/15/18	888	888
7.375% 6/15/19	2,520	2,670
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	8,979
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,939
4.125% 11/1/24 (e)	2,810	2,894
Unum Group:
3.875% 11/5/25	9,271	9,226
5.625% 9/15/20	3,860	4,099
5.75% 8/15/42	12,079	14,240
		132,425

TOTAL FINANCIALS		1,335,713

HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	8,127	7,961
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	11,949
4.25% 10/15/19	20,200	20,453
4.75% 5/1/23	375	382
5.875% 3/15/22	450	477
6.5% 2/15/20	12,966	13,647
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,168
		52,076
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,098
3.3% 2/15/22	13,389	13,401
		14,499
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	3,839	3,823
3% 3/12/20	7,106	7,102
3.45% 3/15/22	12,371	12,315
Mylan NV:
2.5% 6/7/19	4,811	4,782
3.15% 6/15/21	9,840	9,752
3.95% 6/15/26	4,843	4,684
Perrigo Finance PLC:
3.5% 12/15/21	739	742
3.9% 12/15/24	2,611	2,603
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,455
2.8% 7/21/23	4,987	4,365
3.15% 10/1/26	5,937	4,842
		61,465

TOTAL HEALTH CARE		136,001

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,223
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	51	52
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,817
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	8,396	8,400
3% 9/15/23	1,367	1,330
3.375% 6/1/21	4,953	4,986
3.75% 2/1/22	7,839	7,946
3.875% 4/1/21	4,953	5,044
4.25% 9/15/24	5,492	5,628
4.75% 3/1/20	5,518	5,709
		39,043

TOTAL INDUSTRIALS		46,135

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,261
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,875
6.75% 10/19/75 (e)(f)	9,054	10,276
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (e)	2,954	2,854
4.5% 8/13/23 (Reg. S)	10,600	11,039
4.5% 8/1/47 (e)	3,000	2,993
		31,037
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,364
4.6% 4/1/22	2,434	2,543
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,763
American Tower Corp. 2.8% 6/1/20	8,000	7,956
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,847
Camden Property Trust 2.95% 12/15/22	2,417	2,377
CommonWealth REIT 5.875% 9/15/20	1,166	1,217
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,285
5% 7/1/25	5,570	5,779
DDR Corp.:
3.625% 2/1/25	3,968	3,833
4.25% 2/1/26	3,429	3,400
4.625% 7/15/22	4,470	4,652
Duke Realty LP:
3.625% 4/15/23	3,152	3,188
3.75% 12/1/24	2,549	2,579
3.875% 10/15/22	5,452	5,581
Equity One, Inc. 3.75% 11/15/22	8,200	8,252
HCP, Inc.:
3.4% 2/1/25	7,000	6,803
3.875% 8/15/24	13,000	13,031
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,600
4.125% 4/1/19	13,700	13,851
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,219
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,809
4.5% 1/15/25	4,460	4,341
4.5% 4/1/27	34,977	33,423
4.75% 1/15/28	11,399	11,034
4.95% 4/1/24	2,101	2,145
5.25% 1/15/26	10,420	10,506
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,521
5% 12/15/23	1,140	1,162
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,219
WP Carey, Inc. 4% 2/1/25	9,404	9,299
		186,579
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,504
3.95% 11/15/27	6,238	6,010
4.1% 10/1/24	6,548	6,541
4.55% 10/1/29	7,034	7,023
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,201
3.95% 7/1/22	5,951	6,113
4.75% 10/1/25	6,539	6,901
5.25% 3/15/21	4,138	4,380
Liberty Property LP:
3.375% 6/15/23	3,313	3,318
4.125% 6/15/22	3,219	3,322
4.75% 10/1/20	8,747	9,119
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,769
4.5% 4/18/22	2,016	1,979
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,362
Tanger Properties LP:
3.125% 9/1/26	4,924	4,513
3.75% 12/1/24	4,790	4,699
3.875% 12/1/23	2,716	2,698
Ventas Realty LP:
3.125% 6/15/23	2,534	2,483
3.5% 2/1/25	2,833	2,778
3.75% 5/1/24	7,900	7,935
4% 3/1/28	4,046	4,005
4.125% 1/15/26	2,782	2,809
4.375% 2/1/45	1,322	1,288
		114,750

TOTAL REAL ESTATE		301,329

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,698
3.6% 2/17/23	13,016	13,045
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	76
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,752
5.012% 4/15/49	5,561	5,643
5.012% 8/21/54	23,143	22,925
5.5% 3/16/47	16,500	18,026
		71,165
UTILITIES - 0.5%
Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,028
6.4% 9/15/20 (e)	14,254	15,361
Eversource Energy 1.45% 5/1/18	1,676	1,674
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,870
7.375% 11/15/31	35,412	46,691
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	4,363
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,968
3.7% 9/1/24	3,782	3,698
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,053
Nevada Power Co. 6.5% 8/1/18	2,642	2,688
NV Energy, Inc. 6.25% 11/15/20	1,957	2,124
PG&E Corp. 2.4% 3/1/19	931	926
Progress Energy, Inc. 4.4% 1/15/21	405	418
TECO Finance, Inc. 5.15% 3/15/20	164	171
		127,033
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,562
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,335
2.7% 6/15/21	2,321	2,277
3.55% 6/15/26	3,712	3,574
		8,186
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (f)(g)	20,448	19,272
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (f)(g)	5,485	5,430
NiSource Finance Corp. 6.8% 1/15/19	624	645
Puget Energy, Inc. 6% 9/1/21	813	885
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (f)(g)	4,882	4,760
		30,992

TOTAL UTILITIES		168,773

TOTAL NONCONVERTIBLE BONDS
(Cost $3,063,253)		3,097,226

U.S. Government and Government Agency Obligations - 11.7%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$122,924	$116,245
0.875% 2/15/47	28,565	27,771
1% 2/15/46	25,709	25,828
1.375% 2/15/44	103,126	112,661
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	74,233	70,236
0.25% 1/15/25	65,599	63,846
0.375% 1/15/27	30,535	29,579
0.375% 7/15/27	50,390	48,852
0.625% 1/15/26	103,751	103,197

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		598,215

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills, yield at date of purchase 1.3% to 1.39% 3/15/18 to 5/3/18 (h)	11,370	11,343
U.S. Treasury Bonds:
2.75% 11/15/47	94,969	87,987
3% 5/15/45 (i)	30,750	30,045
3% 11/15/45	85,886	83,860
3% 2/15/47	148,375	144,683
3% 5/15/47	68,210	66,483
U.S. Treasury Notes:
1.25% 3/31/21	287,028	276,847
1.25% 10/31/21	441,071	421,343
1.5% 8/15/26	20,991	18,839
1.75% 6/30/22	95,692	92,339
1.875% 3/31/22	207,272	201,588
1.875% 7/31/22	98,619	95,568
1.875% 9/30/22	201,760	195,195
2% 12/31/21	442,692	433,700
2.125% 12/31/22	201,389	196,645
2.125% 7/31/24	336,093	323,345
2.125% 11/30/24	154,976	148,614
2.25% 12/31/24	209,453	202,343
2.25% 11/15/27	156,910	148,470
2.375% 5/15/27	31,530	30,242

TOTAL U.S. TREASURY OBLIGATIONS		3,209,479

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,929,711)		3,807,694

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (e)	$8,218	$8,218
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (f)(g)	729	735
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (f)(g)	183	187
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (f)(g)	34	34
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (f)(g)	99	92
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (f)(g)	52	50
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (f)(g)	451	458
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (f)(g)	1,164	1,195
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (f)(g)	1,176	452
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (f)(g)	1,424	1,395
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (f)(g)	18	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	17,082	17,423
Class AA, 4.213% 12/16/41 (e)	4,005	3,924
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	6,526	6,512
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (f)(g)	1,978	1,669
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (f)(g)	56	54
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (f)(g)	81	82
Series 2004-7 Class AF5, 5.868% 1/25/35	540	546
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (f)(g)	36	36
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (e)	6,173	6,106
Class A2II, 4.03% 11/20/47 (e)	10,414	10,427
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (f)(g)	43	41
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (f)(g)	3	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (f)(g)	1,041	1,033
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (f)(g)	381	326
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (e)(f)(g)	1,246	1,205
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (e)(f)(g)	306	301
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (e)(f)(g)	111	108
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (e)(f)(g)	184	172
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (e)(f)(g)	70	64
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (f)(g)	201	203
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (f)(g)	342	345
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (f)(g)	1,513	1,117
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (f)(g)	2,909	2,151
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (f)(g)	297	90
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (f)(g)	82	79
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (f)(g)	126	126
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (f)(g)	3	2
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (f)(g)	1,102	1,070
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (f)(g)	63	61
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (f)(g)	111	107
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (f)(g)	109	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (f)(g)	1,566	1,556
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (f)(g)	495	502
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (f)(g)	750	677
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (f)(g)	1,620	1,618
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (f)(g)	66	66
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (f)(g)	35	34
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (f)(g)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (e)(f)(g)(j)	2,116	1,117
TOTAL ASSET-BACKED SECURITIES
(Cost $65,273)		73,809

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (f)(g)	448	450
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (f)	275	282
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (f)	631	611
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (f)(g)	328	322
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (f)(g)	397	393
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (e)(f)(g)	193	154
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (e)(f)(g)	41	27
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (f)(g)	18	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (f)	42	42
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.8207% 9/25/36 (f)(g)	28	28
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (f)(g)	1,242	1,201

TOTAL PRIVATE SPONSOR		3,528

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	7,896	7,799
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	8,140	8,117

TOTAL U.S. GOVERNMENT AGENCY		15,916

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,930)		19,444

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (f)(l)	31	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (e)(f)(g)	21	21
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0207% 11/25/35 (e)(f)(g)	224	216
Class M1, 1 month U.S. LIBOR + 0.440% 2.0607% 11/25/35 (e)(f)(g)	29	28
Class M2, 1 month U.S. LIBOR + 0.490% 2.1107% 11/25/35 (e)(f)(g)	37	36
Class M3, 1 month U.S. LIBOR + 0.510% 2.1307% 11/25/35 (e)(f)(g)	33	32
Class M4, 1 month U.S. LIBOR + 0.600% 2.2207% 11/25/35 (e)(f)(g)	42	40
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (e)(f)(g)	586	549
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (e)(f)(g)	26	20
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (e)(f)(g)	189	176
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (e)(f)(g)	57	52
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (e)(f)(g)	83	76
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (e)(f)(g)	46	42
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (e)(f)(g)	46	35
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (e)(f)(g)	49	37
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9121% 4/25/36 (e)(f)(g)	86	81
Class M1, 1 month U.S. LIBOR + 0.380% 1.9321% 4/25/36 (e)(f)(g)	31	29
Class M2, 1 month U.S. LIBOR + 0.400% 1.9521% 4/25/36 (e)(f)(g)	32	31
Class M3, 1 month U.S. LIBOR + 0.420% 1.9721% 4/25/36 (e)(f)(g)	28	26
Class M4, 1 month U.S. LIBOR + 0.520% 2.0721% 4/25/36 (e)(f)(g)	16	15
Class M5, 1 month U.S. LIBOR + 0.560% 2.1121% 4/25/36 (e)(f)(g)	15	14
Class M6, 1 month U.S. LIBOR + 0.640% 2.1921% 4/25/36 (e)(f)(g)	31	29
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/36 (e)(f)(g)	73	69
Class M2, 1 month U.S. LIBOR + 0.330% 1.9507% 7/25/36 (e)(f)(g)	52	49
Class M3, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/36 (e)(f)(g)	43	40
Class M4, 1 month U.S. LIBOR + 0.420% 2.0407% 7/25/36 (e)(f)(g)	29	27
Class M5, 1 month U.S. LIBOR + 0.470% 2.0907% 7/25/36 (e)(f)(g)	35	34
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (e)(f)(g)	26	21
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (e)(f)(g)	1,635	1,547
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (e)(f)(g)	109	100
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (e)(f)(g)	73	65
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (e)(f)(g)	73	62
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (e)(f)(g)	342	318
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (e)(f)(g)	360	344
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (e)(f)(g)	338	320
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37(e)(f)(g)	118	107
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (e)(f)(g)	65	57
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (e)(f)(g)	53	42
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (e)(f)(g)	355	332
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (e)(f)(g)	71	67
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (e)(f)(g)	75	71
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (e)(f)(g)	119	102
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (e)(f)(g)	186	156
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (e)(f)(g)	72	56
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(l)	706	24
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(j)(l)	11,507	0
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	7,930	7,951
Class CFX, 3.3822% 12/15/34 (e)(f)	6,656	6,651
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,622
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	10,024	9,813
Class B, 4.181% 11/15/34 (e)	3,538	3,492
Class C, 5.205% 11/15/34 (e)	2,482	2,484
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,964
Class D, 5.513% 12/15/43 (f)	2,102	1,975
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,683)		47,547

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,822
7.5% 4/1/34	8,780	12,536
7.55% 4/1/39	17,675	26,612
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,367
Series 2010 C1, 7.781% 1/1/35	13,980	16,109
Series 2012 B, 5.432% 1/1/42	6,845	6,306
6.05% 1/1/29	430	440
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,748	1,755
4.95% 6/1/23	8,975	9,255
5.1% 6/1/33	16,965	15,995
Series 2010-1, 6.63% 2/1/35	17,960	19,009
Series 2010-3:
5.547% 4/1/19	185	189
6.725% 4/1/35	10,580	11,117
7.35% 7/1/35	5,140	5,638
Series 2010-5, 6.2% 7/1/21	3,296	3,439
Series 2011:
5.665% 3/1/18	9,625	9,625
5.877% 3/1/19	26,600	27,244
Series 2013, 4% 12/1/20	7,040	7,092
TOTAL MUNICIPAL SECURITIES
(Cost $170,674)		175,550

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $3,826)	$3,841	$3,780

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,744
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,869
3.1% 6/4/20	11,505	11,489
8.7% 11/18/19	745	810
RBS Citizens NA 2.5% 3/14/19	5,410	5,402
Regions Bank 7.5% 5/15/18	13,814	13,958
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,464
TOTAL BANK NOTES
(Cost $63,826)		63,736
	Shares	Value (000s)

Fixed-Income Funds - 9.3%
Fidelity High Income Central Fund 2 (m)	6,372,306	$719,178
Fidelity Mortgage Backed Securities Central Fund (m)	21,986,209	2,317,786
TOTAL FIXED-INCOME FUNDS
(Cost $2,996,778)		3,036,964

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.41% (n)	889,801,360	889,979
Fidelity Securities Lending Cash Central Fund 1.42% (n)(o)	69,115,652	69,123
TOTAL MONEY MARKET FUNDS
(Cost $959,024)		959,102
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $27,172,827)		32,597,204
NET OTHER ASSETS (LIABILITIES) - 0.1%		19,635
NET ASSETS - 100%		$32,616,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	626	March 2018	$84,961	$1,854	$1,854

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(151)	$0	$(151)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,347,000 or 0.1% of net assets.

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,474,000 or 1.3% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,832,000.

 (i) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $111,000.

 (j) Level 3 security

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$9,298
Extraction Oil & Gas, Inc.	12/12/16	$11,840

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,611
Fidelity High Income Central Fund 2	23,432
Fidelity Mortgage Backed Securities Central Fund	28,775
Fidelity Securities Lending Cash Central Fund	1,573
Total	$59,391

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$725,041	$--	$--	$--	$(5,863)	$719,178	81.4%
Fidelity Mortgage Backed Securities Central Fund	1,948,228	435,660*	--	--	(66,102)	2,317,786	32.3%
Total	$2,673,269	$435,660	$--	$--	$(71,965)	$3,036,964

 * Includes the value of shares purchased through in-kind transactions. See Note 5 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$31,782	$--	$8,954	$--	$(8,959)	$3,863	$--
Sunrun, Inc.	45,210	110	--	--	--	(58)	45,262
Yext, Inc.	52,599	8,700	1,484	--	(120)	(443)	--
Total	$129,591	$8,810	$10,438	$--	$(9,079)	$3,362	$45,262

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,088,326	$3,005,982	$82,344	$--
Consumer Staples	1,591,374	1,524,044	67,330	--
Energy	1,174,052	1,155,053	18,999	--
Financials	3,151,870	3,126,041	25,829	--
Health Care	2,960,552	2,903,579	56,973	--
Industrials	2,127,888	2,126,083	1,805	--
Information Technology	5,125,619	5,107,883	17,736	--
Materials	605,508	566,698	38,810	--
Real Estate	558,153	558,153	--	--
Telecommunication Services	346,680	346,680	--	--
Utilities	582,330	582,330	--	--
Corporate Bonds	3,097,226	--	3,097,226	--
U.S. Government and Government Agency Obligations	3,807,694	--	3,807,694	--
Asset-Backed Securities	73,809	--	72,692	1,117
Collateralized Mortgage Obligations	19,444	--	19,444	--
Commercial Mortgage Securities	47,547	--	47,547	--
Municipal Securities	175,550	--	175,550	--
Foreign Government and Government Agency Obligations	3,780	--	3,780	--
Bank Notes	63,736	--	63,736	--
Fixed-Income Funds	3,036,964	3,036,964	--	--
Money Market Funds	959,102	959,102	--	--
Total Investments in Securities:	$32,597,204	$24,998,592	$7,597,495	$1,117
Derivative Instruments:
Assets
Futures Contracts	$1,854	$1,854	$--	$--
Total Assets	$1,854	$1,854	$--	$--
Liabilities
Swaps	$(151)	$--	$(151)	$--
Total Liabilities	$(151)	$--	$(151)	$--
Total Derivative Instruments:	$1,703	$1,854	$(151)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(151)
Total Credit Risk	0	(151)
Equity Risk
Futures Contracts(b)	1,854	0
Total Equity Risk	1,854	0
Total Value of Derivatives	$1,854	$(151)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	19.1%
AAA,AA,A	2.5%
BBB	6.1%
BB	2.3%
B	1.2%
CCC,CC,C	0.5%
Not Rated	0.0%
Equities	65.3%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,335) — See accompanying schedule: Unaffiliated issuers (cost $23,174,675)	$28,555,876
Fidelity Central Funds (cost $3,955,802)	3,996,066
Other affiliated issuers (cost $42,350)	45,262
Total Investment in Securities (cost $27,172,827)		$32,597,204
Receivable for investments sold		139,564
Receivable for fund shares sold		18,925
Dividends receivable		29,714
Interest receivable		52,928
Distributions receivable from Fidelity Central Funds		4,600
Prepaid expenses		36
Other receivables		2,041
Total assets		32,845,012
Liabilities
Payable to custodian bank	$8,160
Payable for investments purchased	113,883
Payable for fund shares redeemed	20,536
Bi-lateral OTC swaps, at value	151
Accrued management fee	10,588
Payable for daily variation margin on futures contracts	1,036
Other affiliated payables	3,062
Other payables and accrued expenses	1,635
Collateral on securities loaned	69,122
Total liabilities		228,173
Net Assets		$32,616,839
Net Assets consist of:
Paid in capital		$26,208,861
Undistributed net investment income		79,170
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		902,681
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,426,127
Net Assets		$32,616,839
Balanced:
Net Asset Value, offering price and redemption price per share ($23,856,867 ÷ 993,003 shares)		$24.02
Class K:
Net Asset Value, offering price and redemption price per share ($8,759,972 ÷ 364,602 shares)		$24.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$138,887
Interest		108,228
Income from Fidelity Central Funds		58,888
Total income		306,003
Expenses
Management fee	$63,388
Transfer agent fees	17,346
Accounting and security lending fees	1,170
Custodian fees and expenses	214
Independent trustees' fees and expenses	57
Registration fees	221
Audit	66
Legal	50
Miscellaneous	103
Total expenses before reductions	82,615
Expense reductions	(877)	81,738
Net investment income (loss)		224,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,539,204
Fidelity Central Funds	27
Other affiliated issuers	(9,079)
Foreign currency transactions	(217)
Futures contracts	10,349
Swaps	1
Capital gain distributions from Fidelity Central Funds	503
Total net realized gain (loss)		1,540,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	242,461
Fidelity Central Funds	(71,993)
Other affiliated issuers	3,362
Assets and liabilities in foreign currencies	70
Futures contracts	265
Swaps	(31)
Total change in net unrealized appreciation (depreciation)		174,134
Net gain (loss)		1,714,922
Net increase (decrease) in net assets resulting from operations		$1,939,187

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$224,265	$498,541
Net realized gain (loss)	1,540,788	1,772,052
Change in net unrealized appreciation (depreciation)	174,134	1,151,379
Net increase (decrease) in net assets resulting from operations	1,939,187	3,421,972
Distributions to shareholders from net investment income	(255,762)	(480,394)
Distributions to shareholders from net realized gain	(1,956,992)	(412,684)
Total distributions	(2,212,754)	(893,078)
Share transactions - net increase (decrease)	1,439,621	97,098
Total increase (decrease) in net assets	1,166,054	2,625,992
Net Assets
Beginning of period	31,450,785	28,824,793
End of period	$32,616,839	$31,450,785
Other Information
Undistributed net investment income end of period	$79,170	$110,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.16	.38	.37	.37	.38	.36
Net realized and unrealized gain (loss)	1.28	2.26	1.25	(.23)	3.68	1.88
Total from investment operations	1.44	2.64	1.62	.14	4.06	2.24
Distributions from net investment income	(.19)	(.37)	(.36)	(.35)	(.38)	(.34)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(1.69)	(.69)	(1.63)	(2.21)	(1.51)	(.34)
Net asset value, end of period	$24.02	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnB,C	6.16%	12.12%	7.73%	.86%	19.46%	11.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.53%F	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.53%F	.54%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.36%F	1.65%	1.71%	1.59%	1.65%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$23,857	$22,915	$20,840	$20,176	$19,574	$16,342
Portfolio turnover rateG	77%F,H	91%	64%	128%	176%	244%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.17	.40	.39	.39	.40	.39
Net realized and unrealized gain (loss)	1.29	2.26	1.25	(.23)	3.69	1.87
Total from investment operations	1.46	2.66	1.64	.16	4.09	2.26
Distributions from net investment income	(.20)	(.39)	(.38)	(.37)	(.40)	(.36)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(1.70)	(.71)	(1.65)	(2.23)	(1.54)B	(.36)
Net asset value, end of period	$24.03	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnC,D	6.25%	12.22%	7.84%	.95%	19.59%	11.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%G	.45%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.44%G	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.45%G	1.74%	1.81%	1.68%	1.75%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$8,760	$8,536	$7,984	$7,695	$7,372	$6,330
Portfolio turnover rateH	77%G,I	91%	64%	128%	176%	244%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $(85) of unrealized depreciation, of $106,799 in exchange for 990 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,999,341
Gross unrealized depreciation	(703,404)
Net unrealized appreciation (depreciation)	$5,295,937
Tax cost	$27,302,970

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$1	$(31)
Equity Risk
Futures Contracts	10,349	265
Totals	$10,350	$234

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $9,456,815 and $10,764,205, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$15,352.13
Class K	1,994.05
	$17,346

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $251 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $52.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $326. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $39. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,573 (including $87 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $710 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $162.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Balanced	$184,060	$342,105
Class K	71,702	138,289
Total	$255,762	$480,394
From net realized gain
Balanced	$1,428,047	$298,179
Class K	528,945	114,505
Total	$1,956,992	$412,684

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Balanced
Shares sold	68,133	141,368	$1,639,158	$3,244,358
Reinvestment of distributions	65,085	27,313	1,535,172	609,544
Shares redeemed	(84,438)	(158,212)	(2,033,018)	(3,615,666)
Net increase (decrease)	48,780	10,469	$1,141,312	$238,236
Class K
Shares sold	23,731	59,017	$572,027	$1,350,904
Reinvestment of distributions	25,468	11,324	600,646	252,794
Shares redeemed	(36,308)	(76,356)	(874,364)	(1,744,836)
Net increase (decrease)	12,891	(6,015)	$298,309	$(141,138)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Balanced	.53%
Actual		$1,000.00	$1,061.60	$2.71
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class K	.45%
Actual		$1,000.00	$1,062.50	$2.30
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-SANN-0418
1.471161.120

Fidelity® Puritan® Fund Class K Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2018

% of fund's net assets
Alphabet, Inc. Class C	3.3
Apple, Inc.	2.7
Microsoft Corp.	2.6
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
12.0

Top Five Bond Issuers as of February 28, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.3
Fannie Mae	2.8
Ginnie Mae	1.3
Freddie Mac	1.1
Goldman Sachs Group, Inc.	0.5
15.0

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	20.2
Financials	16.2
Consumer Discretionary	12.0
Health Care	9.8
Industrials	7.0

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Stocks	67.6%
Bonds	29.1%
Convertible Securities	1.0%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 11.0%

 ** Futures and Swaps - 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 67.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.0%
Aptiv PLC	18,393	$1,680
UC Holdings, Inc. (a)	18,330	451
		2,131
Automobiles - 0.0%
General Motors Co.	59,598	2,345
General Motors Co. warrants 7/10/19 (b)	8,394	184
		2,529
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corp.	81,500	2,883
Eldorado Resorts, Inc. (b)	1,292,400	44,071
Extended Stay America, Inc. unit	51,900	1,040
Golden Entertainment, Inc. (b)	130,400	3,637
McDonald's Corp.	1,050,100	165,643
Penn National Gaming, Inc. (b)	161,400	4,295
Red Rock Resorts, Inc.	153,655	5,147
Royal Caribbean Cruises Ltd.	828,300	104,863
Vail Resorts, Inc.	612,027	125,998
		457,577
Household Durables - 0.8%
Lennar Corp. Class A	1,567,800	88,706
Roku, Inc. Class B	920,139	35,638
TRI Pointe Homes, Inc. (b)	5,224,300	80,089
		204,433
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (b)	289,400	437,703
Netflix, Inc. (b)	316,400	92,193
		529,896
Media - 2.9%
AMC Networks, Inc. Class A (b)	53,800	2,828
Charter Communications, Inc. Class A (b)	284,164	97,164
Comcast Corp. Class A	1,619,700	58,649
Lions Gate Entertainment Corp. Class B	1,472,385	39,519
Live Nation Entertainment, Inc. (b)	1,965,400	88,050
LiveXLive Media, Inc. (b)(c)(d)	4,020,000	16,080
The Void LLC (a)(e)(f)	40,946	20,000
The Walt Disney Co.	1,217,200	125,566
Time Warner, Inc.	286,600	26,642
Tribune Media Co. Class A	13,773	574
tronc, Inc. (b)	3,443	66
Twenty-First Century Fox, Inc. Class A	1,603,400	59,037
Vice Holding, Inc. (a)(b)(f)	86,301	156,792
Vivendi SA	2,133,924	54,872
WME Entertainment Parent, LLC Class A (a)(b)(e)(f)	24,723,425	61,809
		807,648
Multiline Retail - 0.1%
Dollar Tree, Inc. (b)	348,000	35,719
Specialty Retail - 1.1%
Burlington Stores, Inc. (b)	255,000	31,273
Home Depot, Inc.	1,142,700	208,280
L Brands, Inc.	300,800	14,838
TJX Companies, Inc.	288,600	23,861
Ulta Beauty, Inc.	164,400	33,431
		311,683
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	1,407,200	44,036
Christian Dior SA	202,800	75,324
Hermes International SCA	81,100	43,614
Kering SA	66,000	30,972
lululemon athletica, Inc. (b)	502,900	40,785
Luxottica Group SpA	81,800	4,906
NIKE, Inc. Class B	600,000	40,218
PVH Corp.	536,500	77,406
Ralph Lauren Corp.	51,500	5,451
Tory Burch LLC:
Class A (a)(e)(f)	702,741	41,131
Class B (a)(e)(f)	324,840	19,938
		423,781

TOTAL CONSUMER DISCRETIONARY		2,775,397

CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Coca-Cola European Partners PLC	1,322,400	50,278
Constellation Brands, Inc. Class A (sub. vtg.)	238,300	51,349
Dr. Pepper Snapple Group, Inc.	295,400	34,340
Kweichow Moutai Co. Ltd. (A Shares)	273,469	31,135
Molson Coors Brewing Co. Class B	234,900	17,911
Monster Beverage Corp. (b)	1,686,800	106,893
PepsiCo, Inc.	994,000	109,072
The Coca-Cola Co.	2,443,200	105,595
		506,573
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	459,100	87,642
CVS Health Corp.	1,401,900	94,951
Walmart, Inc.	2,176,600	195,916
		378,509
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	952,900	131,919
L'Oreal SA (b)	10,600	2,278
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,784,600	93,399
		227,596
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	44,119

TOTAL CONSUMER STAPLES		1,156,797

ENERGY - 3.1%
Energy Equipment & Services - 0.0%
GulfMark Offshore, Inc.:
warrants 10/21/42 (b)	8,251	243
warrants 10/21/42 (b)	23,695	699
		942
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources Holdings, Inc. (a)(b)	505	12
Anadarko Petroleum Corp.	2,548,300	145,355
ANR, Inc. (a)(b)	1,903	44
Cheniere Energy, Inc. (b)	523,900	27,515
Chevron Corp.	1,358,500	152,043
ConocoPhillips Co.	1,806,600	98,116
Contura Energy, Inc.	10	1
Contura Energy, Inc. warrants 7/26/23 (b)	220	6
EOG Resources, Inc.	888,500	90,112
Golar LNG Ltd.	542,100	14,648
Imperial Oil Ltd.	1,628,000	44,087
LINN Energy, Inc.	49,484	1,930
Marathon Petroleum Corp.	952,700	61,030
Phillips 66 Co.	614,100	55,496
Pioneer Natural Resources Co.	151,100	25,722
Southwestern Energy Co. (b)	436,035	1,557
Suncor Energy, Inc.	4,393,100	144,611
Warrior Metropolitan Coal, Inc.	5,773	180
		862,465

TOTAL ENERGY		863,407

FINANCIALS - 11.4%
Banks - 5.9%
Bank of America Corp.	12,333,200	395,896
Citigroup, Inc.	3,901,640	294,535
First Republic Bank	50,000	4,640
Huntington Bancshares, Inc.	5,565,300	87,375
JPMorgan Chase & Co.	3,867,323	446,676
Signature Bank (b)	323,400	47,278
SunTrust Banks, Inc.	1,128,500	78,814
Wells Fargo & Co.	4,647,040	271,434
		1,626,648
Capital Markets - 2.6%
BlackRock, Inc. Class A	248,200	136,369
CBOE Global Markets, Inc.	401,900	45,017
Charles Schwab Corp.	1,021,200	54,144
E*TRADE Financial Corp. (b)	685,700	35,814
Goldman Sachs Group, Inc.	614,300	161,518
Motors Liquidation Co. GUC Trust (b)	28,150	258
S&P Global, Inc.	328,800	63,064
TD Ameritrade Holding Corp.	3,009,000	173,018
The Blackstone Group LP	1,217,700	41,402
		710,604
Consumer Finance - 0.7%
Capital One Financial Corp.	1,566,400	153,398
Synchrony Financial	1,100,600	40,051
		193,449
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (b)	955,100	197,897
Insurance - 1.5%
Chubb Ltd.	815,947	115,799
Hartford Financial Services Group, Inc.	942,100	49,790
MetLife, Inc.	3,737,800	172,649
The Travelers Companies, Inc.	554,400	77,062
		415,300

TOTAL FINANCIALS		3,143,898

HEALTH CARE - 8.9%
Biotechnology - 3.5%
Ablynx NV sponsored ADR (c)	672,900	35,711
ACADIA Pharmaceuticals, Inc. (b)	860,504	21,439
Alexion Pharmaceuticals, Inc. (b)	649,900	76,331
Amgen, Inc.	2,297,700	422,248
Audentes Therapeutics, Inc. (b)	1,349,700	45,471
Biogen, Inc. (b)	482,900	139,553
Blueprint Medicines Corp. (b)	76,500	6,622
Neurocrine Biosciences, Inc. (b)	552,100	46,614
Sarepta Therapeutics, Inc. (b)	497,600	31,234
Spark Therapeutics, Inc. (b)	238,400	13,613
Vertex Pharmaceuticals, Inc. (b)	879,100	145,957
		984,793
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	924,400	205,235
Boston Scientific Corp. (b)	8,022,200	218,685
Corindus Vascular Robotics, Inc. (b)(c)	1,315,800	1,316
Corindus Vascular Robotics, Inc. (b)(f)	5,000,000	5,000
Danaher Corp.	991,500	96,949
Integra LifeSciences Holdings Corp. (b)	596,000	31,427
Intuitive Surgical, Inc. (b)	125,700	53,605
		612,217
Health Care Providers & Services - 2.1%
Cigna Corp.	424,600	83,175
HCA Holdings, Inc.	40,800	4,049
HealthSouth Corp.	15	1
Humana, Inc.	592,700	161,108
Legend Acquisition, Inc. (a)(b)	3,784	106
UnitedHealth Group, Inc.	1,445,900	327,005
		575,444
Health Care Technology - 0.1%
Teladoc, Inc. (b)	557,900	22,372
Pharmaceuticals - 1.0%
Allergan PLC	232,489	35,854
AstraZeneca PLC sponsored ADR	1,829,300	60,714
Bristol-Myers Squibb Co.	526,800	34,874
Impax Laboratories, Inc. (b)	1,044,400	21,306
Jazz Pharmaceuticals PLC (b)	114,600	16,594
Nektar Therapeutics (b)	284,800	24,652
The Medicines Company (b)	761,000	23,302
TherapeuticsMD, Inc. (b)	5,109,226	25,546
Theravance Biopharma, Inc. (b)	1,116,700	29,436
		272,278

TOTAL HEALTH CARE		2,467,104

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	454,800	119,162
Northrop Grumman Corp.	610,600	213,734
Space Exploration Technologies Corp.:
Class A (a)(b)(f)	41,122	5,551
Class C (a)(f)	5,607	757
		339,204
Air Freight & Logistics - 0.3%
FedEx Corp.	394,900	97,307
Airlines - 0.1%
Southwest Airlines Co.	363,400	21,019
Building Products - 0.4%
Allegion PLC	602,100	50,643
Masco Corp.	1,416,800	58,259
		108,902
Commercial Services & Supplies - 0.1%
Evoqua Water Technologies Corp. (b)	769,000	17,610
TulCo LLC (a)(e)(f)	42,857	15,000
WP Rocket Holdings, Inc. (a)(b)(f)	4,869,044	0
		32,610
Construction & Engineering - 0.7%
AECOM (b)	889,115	31,572
EMCOR Group, Inc.	260,700	19,894
Fluor Corp.	1,731,700	98,534
KBR, Inc.	1,886,200	28,557
Keane Group, Inc. (b)	250,000	3,888
		182,445
Electrical Equipment - 0.4%
AMETEK, Inc.	369,500	27,986
Fortive Corp.	596,100	45,780
Hubbell, Inc. Class B	294,500	38,594
		112,360
Machinery - 2.3%
AGCO Corp.	710,900	47,346
Allison Transmission Holdings, Inc.	2,449,700	97,082
Caterpillar, Inc.	579,000	89,531
Cummins, Inc.	534,100	89,820
Deere & Co.	831,700	133,796
Ingersoll-Rand PLC	1,064,000	94,483
WABCO Holdings, Inc. (b)	667,800	92,136
		644,194
Road & Rail - 0.8%
CSX Corp.	1,775,500	95,380
Norfolk Southern Corp.	820,335	114,092
		209,472
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (b)	202,600	35,473

TOTAL INDUSTRIALS		1,782,986

INFORMATION TECHNOLOGY - 19.5%
Electronic Equipment & Components - 0.5%
ADT, Inc. (b)	125,900	1,330
Amphenol Corp. Class A	677,600	61,926
CDW Corp.	67,100	4,894
E Ink Holdings, Inc. GDR (g)	140,100	2,258
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	8,871,300	59,226
		129,634
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	536,200	99,808
Alphabet, Inc. Class C (b)	821,483	907,513
Facebook, Inc. Class A (b)	2,790,160	497,541
Mail.Ru Group Ltd. GDR (b)(g)	77,400	2,763
Pandora Media, Inc. (b)(c)	4,324,994	19,073
Spotify Technology SA (a)(b)(f)	12,209	42,219
		1,568,917
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A	1,175,800	96,439
Global Payments, Inc.	724,600	82,162
MasterCard, Inc. Class A	1,175,700	206,641
PayPal Holdings, Inc. (b)	1,622,400	128,835
Visa, Inc. Class A	3,002,700	369,152
		883,229
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	701,800	63,267
ASML Holding NV	220,900	43,162
Broadcom Ltd.	396,130	97,630
Cypress Semiconductor Corp.	1,614	28
Intel Corp.	1,825,900	89,999
Marvell Technology Group Ltd.	3,502,700	82,278
Micron Technology, Inc. (b)	1,203,400	58,738
NVIDIA Corp.	455,400	110,207
Qorvo, Inc. (b)	752,500	60,734
Qualcomm, Inc.	1,878,900	122,129
Texas Instruments, Inc.	300,600	32,570
		760,742
Software - 4.7%
Activision Blizzard, Inc.	1,759,500	128,672
Adobe Systems, Inc. (b)	1,197,600	250,454
Atom Tickets LLC (a)(e)(f)	2,580,511	15,000
Deem, Inc. (a)(b)(f)	124,895	62
Microsoft Corp.	7,765,700	728,190
Salesforce.com, Inc. (b)	1,314,400	152,799
Workday, Inc. Class A (b)	273,600	34,657
		1,309,834
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	4,241,000	755,407

TOTAL INFORMATION TECHNOLOGY		5,407,763

MATERIALS - 3.1%
Chemicals - 2.4%
CF Industries Holdings, Inc.	2,231,400	92,023
DowDuPont, Inc.	4,019,322	282,558
FMC Corp.	915,900	71,880
LyondellBasell Industries NV Class A	1,668,598	180,576
Nutrien Ltd.	220,400	10,829
Sherwin-Williams Co.	34,500	13,855
The Chemours Co. LLC	395,195	18,776
		670,497
Construction Materials - 0.3%
Eagle Materials, Inc.	438,000	43,901
Summit Materials, Inc.	1,112,155	35,177
		79,078
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	3,517,700	65,429
Randgold Resources Ltd. sponsored ADR (c)	150,700	12,210
		77,639
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	548,400	15,629

TOTAL MATERIALS		842,843

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,079,400	150,393
Gaming & Leisure Properties	126,400	4,204
Omega Healthcare Investors, Inc.	181,000	4,612
		159,209
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Iliad SA	28,725	6,735
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	302,600	46,041
PPL Corp.	410,800	11,769
Xcel Energy, Inc.	746,300	32,300
		90,110
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	2,134,900	23,206

TOTAL UTILITIES		113,316

TOTAL COMMON STOCKS
(Cost $12,147,613)		18,719,455

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Lyft, Inc. Series H (a)(f)	754,791	30,000
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(f)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(b)(f)	196,700	6,635
Series E (a)(f)	1,020,158	20,000
		26,635
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(f)	461,642	11,698
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(b)(f)	508,444	27,566
Series F (a)(f)	157,251	8,526
		36,092
Textiles, Apparel & Luxury Goods - 0.2%
Generation Bio Series B (a)(f)	370,500	3,388
Goop International Holdings, Inc. Series C (a)(f)	1,881,874	20,000
Rent the Runway, Inc. Series E (a)(b)(f)	1,378,930	30,006
		53,394

TOTAL CONSUMER DISCRETIONARY		157,841

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(f)	8,512,822	426
Mulberry Health, Inc. Series A8 (a)(b)(f)	2,960,879	19,009
		19,435
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	9,300	5,075

TOTAL HEALTH CARE		24,510

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(f)	51,921	7,009
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(f)	1,611,548	56,565
Software - 0.1%
Jello Labs, Inc. Series C (a)(b)(f)	1,050,307	15,524

TOTAL INFORMATION TECHNOLOGY		72,089

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	3,466
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $239,920)		264,915
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 13.1%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	370
3.5% 1/15/31 (g)	4,584	2,734
		3,104
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,553
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,018
3.25% 5/15/18	3,070	3,074
3.5% 7/10/19	17,868	17,974
4% 1/15/25	6,368	6,313
4.25% 5/15/23	3,285	3,349
4.375% 9/25/21	11,267	11,590
		58,871
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (g)	2,375	2,473
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	556
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,410	4,697
Service Corp. International 5.375% 1/15/22	505	516
		5,769
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc.:
5% 2/1/28 (g)	2,480	2,471
5.125% 1/15/24	4,620	4,712
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(h)	2,861	1,745
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,741
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	760
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	3,101
8.75% 10/1/25 (g)	1,385	1,458
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	600	647
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,947
4.875% 4/1/27	1,165	1,165
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,295
5% 6/1/24 (g)	3,275	3,308
MGM Mirage, Inc. 6% 3/15/23	1,630	1,734
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	865
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	352
Scientific Games Corp.:
5% 10/15/25 (g)	2,335	2,309
6.25% 9/1/20	580	583
6.625% 5/15/21	5,350	5,523
7% 1/1/22 (g)	425	447
10% 12/1/22	6,840	7,421
Silversea Cruises 7.25% 2/1/25 (g)	745	795
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,210
Studio City Finance Ltd. 8.5% 12/1/20 (g)	1,000	1,023
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,203
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,230
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,152
5.5% 10/1/27 (g)	1,445	1,423
		51,620
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	811
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	631
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	943
5.75% 10/15/20	4,433	4,494
7% 7/15/24 (g)	1,160	1,222
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)	1,395	1,451
William Lyon Homes, Inc.:
5.75% 4/15/19	470	471
5.875% 1/31/25	1,115	1,112
7% 8/15/22	2,585	2,650
		13,785
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc.:
4.375% 11/15/26	3,415	3,278
4.875% 4/15/28 (g)	1,735	1,705
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (g)	3,785	3,804
6% 4/1/23	2,475	2,571
		11,358
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (g)	5,475	5,571
Media - 0.8%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	12,178
Altice SA:
7.625% 2/15/25 (g)	4,905	4,316
7.75% 5/15/22 (g)	10,065	9,386
Altice U.S. Finance SA:
5.375% 7/15/23 (g)	2,375	2,414
7.75% 7/15/25 (g)	1,655	1,763
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,250	1,213
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,281
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,617
Cable One, Inc. 5.75% 6/15/22 (g)	895	918
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,606
5.125% 5/1/27 (g)	6,275	6,032
5.25% 3/15/21	3,375	3,421
5.5% 5/1/26 (g)	1,035	1,035
5.75% 1/15/24	4,235	4,309
5.75% 2/15/26 (g)	5,010	5,079
5.875% 5/1/27 (g)	3,385	3,440
Cengage Learning, Inc. 9.5% 6/15/24 (g)	5,685	4,832
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	1,835	1,828
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,885
4.908% 7/23/25	5,177	5,331
5.375% 5/1/47	7,968	7,887
6.484% 10/23/45	1,983	2,234
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,267
Clear Channel International BV 8.75% 12/15/20 (g)	430	449
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	774
7.625% 3/15/20	585	579
7.625% 3/15/20	3,205	3,201
CSC Holdings LLC 5.375% 2/1/28 (g)	2,075	2,028
CSC Holdings, Inc. 5.5% 4/15/27 (g)	8,830	8,698
DISH DBS Corp.:
5% 3/15/23	2,675	2,458
5.875% 7/15/22	2,655	2,589
6.75% 6/1/21	3,515	3,612
E.W. Scripps Co. 5.125% 5/15/25 (g)	445	427
Lamar Media Corp.:
5.375% 1/15/24	630	649
5.875% 2/1/22	525	536
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (g)	5,226	5,056
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	4,778	4,754
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(i)	6,279	6,217
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	693
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,693
5.375% 4/15/25 (g)	1,490	1,514
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,747
4.5% 9/15/42	1,489	1,345
5.5% 9/1/41	2,304	2,339
6.55% 5/1/37	10,296	11,710
6.75% 7/1/18	1,581	1,602
7.3% 7/1/38	3,823	4,584
8.25% 4/1/19	10,176	10,743
Time Warner, Inc. 2.1% 6/1/19	10,446	10,385
Viacom, Inc.:
5.875% 2/28/57 (i)	1,375	1,387
6.25% 2/28/57 (i)	1,850	1,901
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,078
6% 1/15/27 (g)	4,760	4,510
		214,530
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (g)	4,870	4,627
Lithia Motors, Inc. 5.25% 8/1/25 (g)	1,065	1,084
Sonic Automotive, Inc. 5% 5/15/23	195	187
		5,898
TOTAL CONSUMER DISCRETIONARY		369,875
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	13,921
3.3% 2/1/23	15,133	15,068
4.7% 2/1/36	14,328	15,057
4.9% 2/1/46	9,290	9,905
		53,951
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	1,979
6.625% 6/15/24	870	801
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,651
7.45% 8/1/29	195	162
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (g)	2,335	2,259
9.375% 9/15/18 pay-in-kind (g)(i)	2,554	971
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,373
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	704
CVS Health Corp.:
3.5% 7/20/22	3,373	3,360
3.875% 7/20/25	5,311	5,247
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,150
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (g)	60	56
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,071
Rite Aid Corp.:
6.875% 12/15/28 (g)(i)	3,505	2,988
7.7% 2/15/27	3,085	2,861
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (g)(h)	2,955	1,551
		30,184
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	5,519
5.15% 3/15/34	3,065	3,004
5.375% 3/15/44	2,305	2,161
Darling International, Inc. 5.375% 1/15/22	745	765
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	6,083
5.875% 7/15/24 (g)	1,500	1,463
6.75% 2/15/28 (g)	3,150	3,119
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	522
5.875% 9/30/27 (g)	935	909
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	919
Post Holdings, Inc.:
5.5% 3/1/25 (g)	2,160	2,174
5.75% 3/1/27 (g)	4,110	4,059
		30,697
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,935
4% 1/31/24	3,123	3,214
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,500
4.25% 7/21/25 (g)	6,420	6,546
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,234
3.25% 6/12/20	1,273	1,277
4% 6/12/22	4,375	4,466
4.45% 6/12/25	3,173	3,267
4.85% 9/15/23	7,000	7,483
5.7% 8/15/35	1,646	1,875
5.85% 8/15/45	5,525	6,399
7.25% 6/15/37	6,101	8,042
Vector Group Ltd. 6.125% 2/1/25 (g)	4,285	4,376
		60,614
TOTAL CONSUMER STAPLES		175,446
ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (g)	3,930	3,912
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,052
6.5% 4/1/20	2,937	3,132
Ensco PLC:
4.5% 10/1/24	3,510	2,861
5.2% 3/15/25	660	548
7.75% 2/1/26	1,600	1,514
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,659
6% 10/1/22	1,405	1,409
FTS International, Inc. 6.25% 5/1/22	4,410	4,410
Halliburton Co.:
3.8% 11/15/25	3,469	3,467
4.85% 11/15/35	3,029	3,244
Jonah Energy LLC 7.25% 10/15/25 (g)	2,185	2,076
Noble Holding International Ltd.:
6.05% 3/1/41	80	53
6.2% 8/1/40	2,270	1,532
7.7% 4/1/25 (i)	2,995	2,681
7.75% 1/15/24	3,517	3,214
7.875% 2/1/26 (g)	1,405	1,412
NuStar Logistics LP 5.625% 4/28/27	245	243
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)(h)	2,355	1,283
Pride International, Inc. 7.875% 8/15/40	2,554	2,222
SESI LLC 7.75% 9/15/24 (g)	985	1,024
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,290
Trinidad Drilling Ltd. 6.625% 2/15/25 (g)	340	329
Weatherford International, Inc. 9.875% 3/1/25 (g)	3,510	3,457
		59,024
Oil, Gas & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(h)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,717
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,283
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,330
5.55% 3/15/26	4,888	5,338
6.6% 3/15/46	6,640	8,278
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	803
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	1,835	1,881
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,830
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	5,125
California Resources Corp. 8% 12/15/22 (g)	10,625	8,407
Callon Petroleum Co. 6.125% 10/1/24	730	745
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,908
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	6,337
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,785	1,805
5.875% 3/31/25	2,210	2,337
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.9702% 4/15/19 (i)(j)	2,150	2,139
4.875% 4/15/22	5,325	4,992
5.75% 3/15/23	1,800	1,647
8% 12/15/22 (g)	1,994	2,121
8% 1/15/25 (g)	8,860	8,749
8% 6/15/27 (g)	8,085	7,751
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,483
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,213
3.3% 6/1/20	5,938	5,960
4.5% 6/1/25	1,813	1,860
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (g)(i)(j)	3,300	3,292
6.875% 6/15/25 (g)	4,640	4,872
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	680
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,185
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,733
5.35% 3/15/20 (g)	5,174	5,303
5.85% 5/21/43 (g)(i)	665	630
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,092
3.875% 3/15/23	2,327	2,269
4.95% 4/1/22	1,048	1,072
5.6% 4/1/44	1,686	1,741
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,423
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	4,128
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,657
Enable Midstream Partners LP:
2.4% 5/15/19 (i)	1,656	1,640
3.9% 5/15/24 (i)	1,746	1,721
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,790
4.375% 10/15/20	4,351	4,474
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,407
5.5% 12/1/46	2,759	3,106
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	660
5.75% 1/30/28 (g)	670	670
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (g)	990	1,020
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (g)	1,000	1,055
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	1,990
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (g)	6,625	6,741
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,623
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,131
3.5% 3/1/21	2,994	3,006
6.55% 9/15/40	674	777
Kinder Morgan, Inc. 5% 2/15/21 (g)	3,749	3,912
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,361
MPLX LP 4.875% 12/1/24	2,503	2,633
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,051
Nexen, Inc. 6.2% 7/30/19	1,865	1,945
NGPL PipeCo LLC:
4.375% 8/15/22 (g)	415	414
4.875% 8/15/27 (g)	415	419
Oasis Petroleum, Inc. 6.875% 3/15/22	595	610
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,569
5.625% 10/15/27 (g)	780	774
6.25% 6/1/24 (g)	4,225	4,373
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,850	2,964
7.25% 6/15/25	1,820	1,884
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (g)	2,785	2,851
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	559
6.375% 3/31/25 (g)	680	709
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,550
5.625% 5/20/43	11,155	9,538
7.25% 3/17/44	28,868	29,301
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	11,047
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,362
4.5% 1/23/26	6,398	6,190
4.625% 9/21/23	10,200	10,252
4.875% 1/24/22	2,315	2,374
4.875% 1/18/24	5,974	6,064
5.375% 3/13/22 (g)	3,625	3,788
5.5% 1/21/21	12,842	13,439
5.5% 6/27/44	7,252	6,498
5.625% 1/23/46	6,203	5,554
6% 3/5/20	2,593	2,717
6.375% 1/23/45	13,324	12,924
6.5% 3/13/27 (g)	5,590	5,975
6.5% 6/2/41	7,783	7,781
6.75% 9/21/47	14,484	14,728
6.75% 9/21/47 (g)	5,940	6,040
6.875% 8/4/26	12,000	13,169
8% 5/3/19	2,772	2,926
Phillips 66 Co. 4.3% 4/1/22	5,338	5,543
Phillips 66 Partners LP 2.646% 2/15/20	527	524
Range Resources Corp. 4.875% 5/15/25	1,040	996
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	629
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,128
Sanchez Energy Corp. 7.25% 2/15/23 (g)	2,150	2,175
SemGroup Corp. 7.25% 3/15/26	2,140	2,188
Shell International Finance BV 4.375% 5/11/45	6,392	6,716
SM Energy Co.:
5% 1/15/24	1,585	1,490
5.625% 6/1/25	1,670	1,587
6.125% 11/15/22	1,895	1,914
6.5% 11/15/21	745	756
6.5% 1/1/23	80	80
6.75% 9/15/26	805	809
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,949
Southwestern Energy Co.:
6.7% 1/23/25 (i)	3,470	3,401
7.5% 4/1/26	1,470	1,485
7.75% 10/1/27	1,090	1,112
Src Energy, Inc. 6.25% 12/1/25 (g)	960	970
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (g)	1,630	1,618
5.5% 2/15/26 (g)	1,385	1,385
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	1,025
6.75% 3/15/24	7,000	7,429
Teekay Corp. 8.5% 1/15/20	5,705	5,933
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	3,054
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,274
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,028
4.55% 6/24/24	19,902	20,051
Ultra Resources, Inc.:
6.875% 4/15/22 (g)	1,485	1,337
7.125% 4/15/25 (g)	1,115	998
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,668
5.375% 6/1/21	16,313	17,075
Whiting Petroleum Corp. 6.625% 1/15/26 (g)	1,005	1,019
Williams Partners LP:
3.6% 3/15/22	5,146	5,161
3.9% 1/15/25	1,767	1,754
4% 11/15/21	2,349	2,395
4.3% 3/4/24	4,038	4,140
4.5% 11/15/23	2,564	2,652
WPX Energy, Inc.:
7.5% 8/1/20	764	817
8.25% 8/1/23	1,070	1,212
		531,649
TOTAL ENERGY		590,673
FINANCIALS - 4.6%
Banks - 2.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,946
5.5% 7/12/20 (g)	16,673	17,340
5.75% 9/26/23 (g)	5,082	5,460
6.369% 6/16/18 (g)	10,462	10,537
6.5% 6/10/19 (g)	1,763	1,831
Bank of America Corp.:
2.6% 1/15/19	9,538	9,541
2.65% 4/1/19	28,149	28,163
3.004% 12/20/23 (g)(i)	57,008	55,780
3.419% 12/20/28 (g)(i)	8,042	7,700
3.5% 4/19/26	7,374	7,262
3.705% 4/24/28 (i)	7,919	7,772
3.95% 4/21/25	5,678	5,669
4.2% 8/26/24	9,221	9,405
4.25% 10/22/26	5,465	5,518
Barclays PLC:
2.75% 11/8/19	4,598	4,570
4.375% 1/12/26	8,817	8,826
BB&T Corp. 3.95% 3/22/22	1,495	1,529
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,254
2.5% 7/29/19	32,442	32,322
2.7% 10/27/22	32,987	32,012
3.142% 1/24/23 (i)	5,705	5,663
4.05% 7/30/22	14,700	15,038
4.3% 11/20/26	12,000	12,132
5.5% 9/13/25	9,791	10,710
Citizens Bank NA 2.55% 5/13/21	2,268	2,223
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,761
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,373
3.75% 3/26/25	6,420	6,338
3.8% 9/15/22	9,940	10,036
3.8% 6/9/23	12,454	12,532
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,248
Discover Bank 7% 4/15/20	3,075	3,310
Fifth Third Bancorp:
3.5% 3/15/22	529	533
4.5% 6/1/18	418	420
HBOS PLC 6.75% 5/21/18 (g)	408	412
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,937
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,821
Huntington National Bank:
2% 6/30/18	13,000	12,984
2.2% 4/1/19	2,700	2,686
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	4,062	4,053
5.71% 1/15/26 (g)	9,946	10,155
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,408
3.875% 9/10/24	12,321	12,405
4.125% 12/15/26	49,975	50,521
KeyCorp. 5.1% 3/24/21	519	550
Rabobank Nederland 4.375% 8/4/25	9,821	9,978
Regions Bank 6.45% 6/26/37	10,147	12,277
Regions Financial Corp. 3.2% 2/8/21	4,117	4,131
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	46,319
6% 12/19/23	11,834	12,635
6.1% 6/10/23	7,367	7,869
6.125% 12/15/22	35,362	37,713
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,498
Synchrony Bank 3% 6/15/22	5,296	5,173
		617,279
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,565
4.25% 2/15/24	2,760	2,844
Deutsche Bank AG 4.5% 4/1/25	14,192	13,903
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	6,158
3.3% 11/16/22	13,520	13,184
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (i)	95,103	93,243
3.2% 2/23/23	1,300	1,280
3.691% 6/5/28 (i)	19,000	18,488
3.75% 2/25/26	15,000	14,803
6.15% 4/1/18	3,466	3,477
Lazard Group LLC 4.25% 11/14/20	4,447	4,588
Moody's Corp.:
3.25% 1/15/28 (g)	2,803	2,666
4.875% 2/15/24	2,632	2,803
Morgan Stanley:
2.5% 1/24/19	27,536	27,508
3.125% 1/23/23	39,834	39,191
3.7% 10/23/24	10,237	10,232
4.875% 11/1/22	7,232	7,625
5.625% 9/23/19	453	472
MSCI, Inc. 5.75% 8/15/25 (g)	870	914
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	7,050
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,349
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,685
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,395
		300,423
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,246
Ally Financial, Inc.:
5.75% 11/20/25	7,715	8,043
8% 12/31/18	11,545	11,978
8% 11/1/31	15,256	18,917
8% 11/1/31	6,130	7,586
Capital One Financial Corp.:
2.45% 4/24/19	4,470	4,453
3.8% 1/31/28	5,544	5,382
Discover Financial Services:
3.85% 11/21/22	1,983	1,996
3.95% 11/6/24	15,000	14,977
5.2% 4/27/22	2,146	2,266
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,319
2.875% 10/1/18	8,500	8,517
5% 5/15/18	8,500	8,544
5.875% 8/2/21	10,438	11,200
Hyundai Capital America:
2.55% 2/6/19 (g)	5,366	5,349
2.875% 8/9/18 (g)	2,511	2,513
Navient Corp. 5.875% 10/25/24	4,930	4,881
SLM Corp.:
4.875% 6/17/19	3,955	3,999
5.5% 1/15/19	2,150	2,182
6.125% 3/25/24	3,255	3,288
8% 3/25/20	5,930	6,353
Synchrony Financial:
3% 8/15/19	1,910	1,911
3.75% 8/15/21	7,084	7,174
4.25% 8/15/24	2,903	2,924
		163,998
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,044
3.875% 8/15/22	3,136	3,161
4.125% 6/15/26	2,949	2,903
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,475	2,580
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	4,660	4,555
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (g)	2,665	2,625
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (g)	1,820	1,813
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,174
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,725
6% 8/1/20	2,230	2,273
6.25% 2/1/22	2,915	2,959
6.375% 12/15/25	4,115	4,130
6.75% 2/1/24	1,565	1,596
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (g)	5,285	5,510
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (g)	1,150	1,190
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (g)	1,080	1,132
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	615	589
6.875% 2/15/23 (g)	515	514
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,799
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,232
		58,504
Insurance - 0.4%
Acrisure LLC 7% 11/15/25 (g)	2,320	2,268
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,193
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	3,665	3,812
American International Group, Inc.:
3.3% 3/1/21	3,455	3,463
3.75% 7/10/25	11,144	11,071
4.875% 6/1/22	10,692	11,328
Aon Corp. 5% 9/30/20	107	112
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (g)(i)(j)	2,008	2,003
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,727
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,732
5% 6/1/21 (g)	6,063	6,391
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,619
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	7,055
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,476	6,474
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,545
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	7,354
Prudential Financial, Inc.:
2.3% 8/15/18	783	783
4.5% 11/16/21	1,461	1,533
7.375% 6/15/19	1,880	1,992
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,465
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,570
4.125% 11/1/24 (g)	2,275	2,343
Unum Group:
3.875% 11/5/25	6,934	6,900
5.625% 9/15/20	2,879	3,057
5.75% 8/15/42	10,079	11,882
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	2,055
		114,727
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (g)	13,400	14,589
TOTAL FINANCIALS		1,269,520
HEALTH CARE - 0.8%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,319
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,469
4.625% 2/1/28 (g)	505	487
		1,956
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	1,956
6.25% 3/31/23	8,330	7,580
6.875% 2/1/22	6,885	4,475
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,652
4.25% 10/15/19	3,850	3,898
4.75% 5/1/23	305	310
5.375% 2/1/25	6,835	6,948
5.875% 3/15/22	365	387
5.875% 5/1/23	2,555	2,687
5.875% 2/15/26	5,470	5,661
6.5% 2/15/20	13,898	14,628
HealthSouth Corp.:
5.75% 11/1/24	4,285	4,344
5.75% 9/15/25	3,965	4,034
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,829
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(i)	2,925	2,978
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	639
Tenet Healthcare Corp.:
6.75% 6/15/23	16,410	16,410
7.5% 1/1/22 (g)	1,030	1,088
8.125% 4/1/22	5,010	5,273
THC Escrow Corp. III 5.125% 5/1/25 (g)	5,585	5,417
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,302
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,422
		105,918
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,073
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	943
Pharmaceuticals - 0.4%
Actavis Funding SCS:
2.45% 6/15/19	3,241	3,227
3% 3/12/20	5,472	5,469
3.45% 3/15/22	9,527	9,484
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	525
Mylan NV:
2.5% 6/7/19	5,474	5,441
3.15% 6/15/21	7,274	7,209
3.95% 6/15/26	3,535	3,419
Perrigo Finance PLC:
3.5% 12/15/21	569	571
3.9% 12/15/24	2,011	2,005
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,757
2.8% 7/21/23	3,674	3,216
3.15% 10/1/26	4,374	3,567
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (g)	11,665	11,636
5.5% 3/1/23 (g)	3,325	2,943
5.5% 11/1/25 (g)	2,295	2,271
5.875% 5/15/23 (g)	14,330	12,736
6.125% 4/15/25 (g)	7,740	6,787
7% 3/15/24 (g)	2,965	3,124
7.5% 7/15/21 (g)	4,035	4,055
		92,442
TOTAL HEALTH CARE		208,651
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,813
Bombardier, Inc. 7.5% 12/1/24 (g)	1,530	1,589
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,174
5% 8/1/24 (g)	1,665	1,628
		8,204
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,170	1,251
6.125% 4/29/18	415	418
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	41	42
		1,711
Building Products - 0.1%
American Woodmark Corp. 4.875% 3/15/26 (g)	5,665	5,623
Builders FirstSource, Inc. 5.625% 9/1/24 (g)	3,265	3,322
GCP Applied Technologies, Inc. 9.5% 2/1/23 (g)	1,800	1,973
HD Supply, Inc. 5.75% 4/15/24 (g)	3,090	3,241
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	497
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (g)	1,195	1,225
6.125% 4/1/25 (g)	835	858
		16,739
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
7.625% 9/1/23	5,780	6,148
7.875% 12/1/22	14,305	15,074
8.75% 12/1/20	23,130	23,303
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	260	268
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	648
Covanta Holding Corp. 5.875% 3/1/24	2,865	2,872
Harland Clarke Holdings Corp. 8.375% 8/15/22 (g)	700	725
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,180	1,217
Prime Security One MS, Inc. 4.875% 7/15/32 (g)	4,480	4,077
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	551
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (g)	510	513
		55,396
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,471
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	3,127
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	3,901
11.25% 8/15/22 (g)	2,475	2,509
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,335
		10,872
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,471
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,102
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,860
2.625% 9/4/18	6,100	6,103
3% 9/15/23	1,146	1,115
3.375% 6/1/21	3,689	3,714
3.75% 2/1/22	6,505	6,594
3.875% 4/1/21	4,155	4,231
4.25% 9/15/24	4,566	4,679
4.75% 3/1/20	4,617	4,777
Ashtead Capital, Inc.:
4.125% 8/15/25 (g)	1,205	1,179
4.375% 8/15/27 (g)	1,270	1,226
5.625% 10/1/24 (g)	1,825	1,907
Avantor, Inc. 6% 10/1/24 (g)	2,320	2,320
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,244
International Lease Finance Corp. 7.125% 9/1/18 (g)	5,560	5,678
		54,627
TOTAL INDUSTRIALS		152,593
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,591
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	720
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	13,573	13,651
5.875% 6/15/21 (g)	1,790	1,830
7.125% 6/15/24 (g)	1,740	1,879
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,308
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	537
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,086
		21,011
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	10,177
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,118
5.375% 3/15/27	920	922
Match Group, Inc. 5% 12/15/27 (g)	1,235	1,245
		13,462
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	3,730	3,854
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,705
Micron Technology, Inc.:
5.25% 1/15/24 (g)	2,494	2,556
5.5% 2/1/25	1,170	1,214
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,836
		8,311
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,314
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	2,700	2,845
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,848
Parametric Technology Corp. 6% 5/15/24	585	615
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (g)	8,490	8,108
		16,730
TOTAL INFORMATION TECHNOLOGY		68,959
MATERIALS - 0.4%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (g)	2,513	2,607
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,158
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (a)(h)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,812
5.25% 6/1/27 (g)	1,860	1,818
Olin Corp. 5% 2/1/30	1,215	1,172
Platform Specialty Products Corp.:
5.875% 12/1/25 (g)	1,610	1,602
6.5% 2/1/22 (g)	4,355	4,469
The Chemours Co. LLC:
5.375% 5/15/27	715	717
6.625% 5/15/23	1,260	1,325
7% 5/15/25	825	889
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,934
Tronox Finance PLC 5.75% 10/1/25 (g)	735	729
		30,232
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (g)	1,380	1,401
Containers & Packaging - 0.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (i)	1,615	1,680
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	3,106
7.25% 5/15/24 (g)	3,410	3,653
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,482
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	820
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	473
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,134
		14,348
Metals & Mining - 0.2%
ArcelorMittal SA:
7.25% 10/15/39 (i)	2,429	2,999
7.25% 3/1/41 (i)	52	63
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(i)	2,727	2,899
6.75% 10/19/75 (g)(i)	6,773	7,687
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,343
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (g)	585	607
Constellium NV 5.875% 2/15/26 (g)	650	657
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,899
4.5% 8/13/23 (Reg. S)	8,600	8,956
4.5% 8/1/47 (g)	1,995	1,990
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,595
6.875% 3/1/26 (g)	1,605	1,599
7.25% 4/1/23 (g)	1,705	1,769
7.5% 4/1/25 (g)	3,525	3,631
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (g)	1,140	1,139
Freeport-McMoRan, Inc.:
6.75% 2/1/22	3,225	3,330
6.875% 2/15/23	6,818	7,346
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,208
Murray Energy Corp. 11.25% 4/15/21 (g)	1,000	440
New Gold, Inc. 6.25% 11/15/22 (g)	615	632
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,166
		53,955
TOTAL MATERIALS		99,936
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,144
4.6% 4/1/22	2,000	2,089
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,591
American Tower Corp. 2.8% 6/1/20	6,000	5,967
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,494
Camden Property Trust 2.95% 12/15/22	2,154	2,118
CommonWealth REIT 5.875% 9/15/20	991	1,035
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,097
3.7% 6/15/21	3,614	3,629
5% 7/1/25	4,043	4,195
5.25% 2/15/24	3,576	3,761
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,598
DDR Corp.:
3.625% 2/1/25	3,112	3,006
4.25% 2/1/26	2,564	2,542
4.625% 7/15/22	3,877	4,035
Duke Realty LP:
3.25% 6/30/26	1,061	1,028
3.625% 4/15/23	2,844	2,877
3.75% 12/1/24	2,012	2,036
3.875% 10/15/22	4,799	4,912
4.375% 6/15/22	3,202	3,341
Equinix, Inc. 5.375% 5/15/27	1,410	1,438
Equity One, Inc. 3.75% 11/15/22	7,300	7,346
HCP, Inc.:
3.4% 2/1/25	8,000	7,775
3.875% 8/15/24	11,000	11,026
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,327
4% 6/1/25	4,568	4,607
4.125% 4/1/19	11,300	11,425
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,880
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,090	1,065
5.25% 8/1/26	2,110	2,097
6.375% 3/1/24	1,545	1,626
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,700
4.5% 1/15/25	3,358	3,268
4.5% 4/1/27	21,587	20,628
4.75% 1/15/28	7,767	7,518
4.95% 4/1/24	1,785	1,822
5.25% 1/15/26	7,807	7,872
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,201
5% 12/15/23	980	999
WP Carey, Inc. 4% 2/1/25	7,547	7,463
		181,578
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,928
3.95% 11/15/27	4,103	3,953
4.1% 10/1/24	5,444	5,438
4.55% 10/1/29	5,773	5,764
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,893
3.95% 7/1/22	4,464	4,586
4.75% 10/1/25	4,899	5,170
5.25% 3/15/21	2,876	3,044
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	2,998
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	787
Liberty Property LP:
3.25% 10/1/26	2,723	2,599
3.375% 6/15/23	2,951	2,956
4.125% 6/15/22	2,746	2,834
4.75% 10/1/20	6,595	6,875
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	6,105
4.5% 4/18/22	1,689	1,658
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	692
Mid-America Apartments LP 4% 11/15/25	1,682	1,696
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,194
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,784
Tanger Properties LP:
3.125% 9/1/26	3,612	3,310
3.75% 12/1/24	3,781	3,709
3.875% 12/1/23	2,341	2,326
3.875% 7/15/27	9,215	8,849
Ventas Realty LP:
3.125% 6/15/23	1,874	1,836
3.5% 2/1/25	2,295	2,251
4% 3/1/28	2,728	2,700
4.125% 1/15/26	2,088	2,108
4.375% 2/1/45	1,098	1,070
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	515
		103,628
TOTAL REAL ESTATE		285,206
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,617
7.5% 5/15/26 (g)	3,625	3,652
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,713
8.125% 1/15/24 (g)	574	587
AT&T, Inc.:
2.45% 6/30/20	4,383	4,336
3.6% 2/17/23	9,655	9,677
4.5% 3/9/48	17,000	15,454
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	85
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (g)	1,715	1,771
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,448
Frontier Communications Corp. 11% 9/15/25	5,870	4,601
GCI, Inc. 6.875% 4/15/25	1,350	1,428
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,308
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,131
6.125% 1/15/21	1,405	1,429
SFR Group SA:
6% 5/15/22 (g)	1,735	1,685
6.25% 5/15/24 (g)	660	615
7.375% 5/1/26 (g)	3,030	2,925
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,115
8.75% 3/15/32	3,900	4,232
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,687
5.012% 4/15/49	4,497	4,563
5.012% 8/21/54	19,396	19,213
		99,272
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	5,660	5,943
Neptune Finco Corp.:
10.125% 1/15/23 (g)	5,845	6,518
10.875% 10/15/25 (g)	3,767	4,445
Sprint Communications, Inc.:
6% 11/15/22	9,820	9,697
9% 11/15/18 (g)	6,595	6,842
Sprint Corp.:
7.125% 6/15/24	3,105	3,056
7.625% 2/15/25	775	775
7.625% 3/1/26	1,220	1,214
7.875% 9/15/23	6,615	6,847
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,590	2,694
6.836% 4/28/23	385	399
		48,430
TOTAL TELECOMMUNICATION SERVICES		147,702
UTILITIES - 0.9%
Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,281
6.4% 9/15/20 (g)	10,769	11,605
Eversource Energy 1.45% 5/1/18	1,511	1,509
FirstEnergy Corp.:
4.25% 3/15/23	23,348	24,030
7.375% 11/15/31	16,161	21,308
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	3,539
InterGen NV 7% 6/30/23 (g)	14,295	14,259
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,484
3.7% 9/1/24	2,490	2,435
LG&E and KU Energy LLC 3.75% 11/15/20	745	758
Nevada Power Co.:
6.5% 5/15/18	5,100	5,145
6.5% 8/1/18	1,191	1,212
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	4,119	4,510
NV Energy, Inc. 6.25% 11/15/20	1,666	1,808
PG&E Corp. 2.4% 3/1/19	791	786
Progress Energy, Inc. 4.4% 1/15/21	336	347
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,110
		110,126
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,816
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.375% 1/15/23	1,475	1,438
5.75% 1/15/25	635	595
6% 1/15/22 (g)	1,115	1,147
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,979
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,789
7.625% 11/1/24	7,985	8,584
8.125% 1/30/26 (g)	5,680	6,220
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,725
2.7% 6/15/21	1,715	1,683
3.55% 6/15/26	2,743	2,641
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	12,622	18,428
12.25% 3/1/22 (g)(h)(i)	16,356	25,475
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,055
4.5% 9/15/27 (g)	745	717
NRG Energy, Inc.:
5.75% 1/15/28 (g)	6,080	6,003
6.625% 1/15/27	4,390	4,533
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	881
Talen Energy Supply LLC:
6.5% 6/1/25	1,540	1,190
10.5% 1/15/26 (g)	2,410	2,259
Terraform Global Operating 6.125% 3/1/26 (g)	2,450	2,468
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	789
5% 1/31/28 (g)	805	779
6.625% 6/15/25 (g)(i)	1,200	1,299
The AES Corp. 5.125% 9/1/27	1,280	1,296
		98,973
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (i)(j)	19,347	18,235
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (i)(j)	2,474	2,449
NiSource Finance Corp. 6.8% 1/15/19	416	430
Puget Energy, Inc. 6% 9/1/21	691	752
Sempra Energy 6% 10/15/39	5,386	6,640
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,314
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (i)(j)	3,876	3,779
		34,599
TOTAL UTILITIES		245,514

TOTAL NONCONVERTIBLE BONDS		3,614,075

TOTAL CORPORATE BONDS
(Cost $3,556,582)		3,617,179

U.S. Government and Government Agency Obligations - 9.3%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$102,889	$103,364
1.375% 2/15/44	74,528	81,419
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	77,813	77,398

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		262,181

U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds 3% 11/15/45	312,207	304,841
U.S. Treasury Notes:
1.25% 10/31/21	353,961	338,130
1.625% 5/15/26	218,148	198,515
1.75% 6/30/22	909,611	877,739
1.875% 7/31/22	207,750	201,323
2% 9/30/20	159,238	157,745
2% 8/15/25	154,514	145,961
2.125% 7/31/24	23,033	22,159
2.125% 11/30/24	12,481	11,969
2.25% 1/31/24	17,805	17,331
2.25% 12/31/24	16,866	16,293
2.25% 2/15/27	24,400	23,180

TOTAL U.S. TREASURY OBLIGATIONS		2,315,186

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,655,383)		2,577,367

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,948	$5,948
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (i)(j)	504	508
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (i)(j)	127	129
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (i)(j)	24	24
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (i)(j)	68	64
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (i)(j)	36	35
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (i)(j)	312	317
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (i)(j)	806	827
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (i)(j)	813	313
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (i)(j)	985	965
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (i)(j)	13	5
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	12,564	12,814
Class AA, 4.213% 12/16/41 (g)	2,946	2,886
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	4,860	4,850
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (i)(j)	1,368	1,155
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (i)(j)	39	37
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (i)(j)	56	57
Series 2004-7 Class AF5, 5.868% 1/25/35	469	474
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (i)(j)	25	25
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,058	4,014
Class A2II, 4.03% 11/20/47 (g)	6,836	6,845
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (i)(j)	30	29
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (i)(j)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (i)(j)	720	715
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (i)(j)	264	225
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (g)(i)(j)	862	833
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (g)(i)(j)	212	208
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (g)(i)(j)	77	75
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (g)(i)(j)	128	119
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (g)(i)(j)	49	45
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (i)(j)	139	141
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (i)(j)	237	239
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (i)(j)	1,048	773
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (i)(j)	2,016	1,491
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (i)(j)	206	62
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (i)(j)	56	55
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (i)(j)	87	87
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (i)(j)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (i)(j)	763	741
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (i)(j)	44	42
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (i)(j)	77	74
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (i)(j)	75	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (i)(j)	1,083	1,076
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (i)(j)	342	347
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (i)(j)	519	468
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (i)(j)	1,120	1,119
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (i)(j)	46	46
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (i)(j)	24	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (i)(j)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(g)(i)(j)	1,467	775
TOTAL ASSET-BACKED SECURITIES
(Cost $46,210)		52,128

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (i)(j)	310	311
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (i)	225	231
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (i)	514	497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (i)(j)	227	223
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (i)(j)	275	272
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (g)(i)(j)	134	107
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (g)(i)(j)	29	19
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (i)(j)	13	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (i)	34	35
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.8207% 9/25/36 (i)(j)	20	20
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (i)(j)	1,120	1,083

TOTAL PRIVATE SPONSOR		2,811

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	5,880	5,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,164)		8,619

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (i)(l)	21	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (g)(i)(j)	14	14
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0207% 11/25/35 (g)(i)(j)	155	150
Class M1, 1 month U.S. LIBOR + 0.440% 2.0607% 11/25/35 (g)(i)(j)	20	20
Class M2, 1 month U.S. LIBOR + 0.490% 2.1107% 11/25/35 (g)(i)(j)	26	25
Class M3, 1 month U.S. LIBOR + 0.510% 2.1307% 11/25/35 (g)(i)(j)	23	22
Class M4, 1 month U.S. LIBOR + 0.600% 2.2207% 11/25/35 (g)(i)(j)	29	28
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (g)(i)(j)	405	380
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (g)(i)(j)	18	14
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (g)(i)(j)	131	122
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (g)(i)(j)	39	36
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (g)(i)(j)	57	52
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (g)(i)(j)	32	29
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (g)(i)(j)	32	24
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (g)(i)(j)	34	26
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9121% 4/25/36 (g)(i)(j)	59	56
Class M1, 1 month U.S. LIBOR + 0.380% 1.9321% 4/25/36 (g)(i)(j)	21	20
Class M2, 1 month U.S. LIBOR + 0.400% 1.9521% 4/25/36 (g)(i)(j)	22	21
Class M3, 1 month U.S. LIBOR + 0.420% 1.9721% 4/25/36 (g)(i)(j)	19	18
Class M4, 1 month U.S. LIBOR + 0.520% 2.0721% 4/25/36 (g)(i)(j)	11	10
Class M5, 1 month U.S. LIBOR + 0.560% 2.1121% 4/25/36 (g)(i)(j)	11	10
Class M6, 1 month U.S. LIBOR + 0.640% 2.1921% 4/25/36 (g)(i)(j)	21	20
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/36 (g)(i)(j)	51	48
Class M2, 1 month U.S. LIBOR + 0.330% 1.9507% 7/25/36 (g)(i)(j)	36	34
Class M3, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/36 (g)(i)(j)	30	28
Class M4, 1 month U.S. LIBOR + 0.420% 2.0407% 7/25/36 (g)(i)(j)	20	19
Class M5, 1 month U.S. LIBOR + 0.470% 2.0907% 7/25/36 (g)(i)(j)	25	23
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (g)(i)(j)	18	14
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (g)(i)(j)	1,132	1,071
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (g)(i)(j)	75	69
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (g)(i)(j)	50	44
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (g)(i)(j)	51	43
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (g)(i)(j)	237	220
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (g)(i)(j)	250	238
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (g)(i)(j)	234	221
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (g)(i)(j)	82	74
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (g)(i)(j)	45	39
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (g)(i)(j)	36	29
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (g)(i)(j)	246	229
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (g)(i)(j)	49	46
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (g)(i)(j)	52	49
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (g)(i)(j)	82	71
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (g)(i)(j)	129	108
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (g)(i)(j)	50	39
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(l)	490	17
Series 2006-3A, Class IO, 0% 10/25/36 (a)(g)(i)(l)	11,105	0
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,099
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (g)(i)	6,410	6,427
Class CFX, 3.3822% 12/15/34 (g)(i)	5,380	5,376
Class DFX, 3.3822% 12/15/34 (g)(i)	4,559	4,544
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (g)(i)	7,357	7,202
Class B, 4.181% 11/15/34 (g)	2,596	2,562
Class C, 5.205% 11/15/34 (g)	1,821	1,823
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,751
Class D, 5.513% 12/15/43 (i)	1,459	1,371
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,021)		37,025

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,590
7.5% 4/1/34	7,195	10,273
7.55% 4/1/39	10,865	16,359
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,176
Series 2010 C1, 7.781% 1/1/35	6,325	7,288
6.05% 1/1/29	360	368
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,354	1,359
4.95% 6/1/23	1,700	1,753
Series 2010-1, 6.63% 2/1/35	15,330	16,225
Series 2010-3:
5.547% 4/1/19	155	158
6.725% 4/1/35	11,505	12,089
7.35% 7/1/35	4,495	4,931
Series 2010-5, 6.2% 7/1/21	1,532	1,599
Series 2011:
5.665% 3/1/18	8,840	8,840
5.877% 3/1/19	19,390	19,859
Series 2013, 4% 12/1/20	6,040	6,085
TOTAL MUNICIPAL SECURITIES
(Cost $107,249)		109,952

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (i)(j)	$2,230	$2,252
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 7/31/24 (i)(j)	45	45
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4488% 8/14/24 (i)(j)	245	246
		291
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.648% 9/25/24 (i)(j)	5,556	5,535
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8381% 6/7/23 (i)(j)	2,774	2,546
Cineworld Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/5/25 (i)(j)	4,790	4,783
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (i)(j)	460	460
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (i)(j)	4,065	3,902
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8456% 8/19/23 (i)(j)	5,556	5,532
		17,223

TOTAL CONSUMER DISCRETIONARY		25,301

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 2/23/19 (j)(m)	582	582
3 month U.S. LIBOR + 9.500% 11.125% 2/23/19 (i)(j)	582	582
		1,164
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (h)(j)	369	147
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (i)(j)	2,797	2,420
		2,567
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3387% 8/4/20 (h)(i)(j)	1,582	913
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0386% 6/22/24 (i)(j)	1,289	1,298
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9706% 12/31/21 (i)(j)	6,180	6,968
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.34% 12/31/22 (i)(j)	3,700	3,742
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (i)(j)	6,695	7,129
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (i)(j)	7,642	7,591
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5881% 3/1/24 (i)(j)	1,610	1,615
		29,256

TOTAL ENERGY		31,823

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9142% 2/21/25 (i)(j)	330	330
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (a)	2,678	2,525
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 8/14/22 (i)(j)	65	65
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (i)(j)	459	458
		523
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0223% 11/4/22 (i)(j)	45	45

TOTAL FINANCIALS		3,423

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (i)(j)	1,660	1,664
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (i)(j)	2,137	2,144
		3,808
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/23/25 (i)(j)	155	156
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.148% 9/29/25 (i)(j)	1,580	1,584
Software - 0.1%
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (i)(j)	3,520	3,611
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (i)(j)	125	127
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (i)(j)	92	93
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (i)(j)	5,383	5,392
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (j)(m)	4,161	4,180
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (j)(m)	1,484	1,491
		14,894

TOTAL INFORMATION TECHNOLOGY		16,634

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (i)(j)	1,379	1,379
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/13/25 (j)(m)	135	136
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (i)(j)	95	95
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (i)(j)	189	190
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (i)(j)	436	439
		2,239
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 1/31/26 (i)(j)	2,335	2,330
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (i)(j)	15,885	15,763

TOTAL TELECOMMUNICATION SERVICES		18,093

TOTAL BANK LOAN OBLIGATIONS
(Cost $101,151)		102,485

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	7,402	7,324
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$8,982
3.1% 6/4/20	8,635	8,623
8.7% 11/18/19	532	579
RBS Citizens NA 2.5% 3/14/19	4,029	4,023
Regions Bank 7.5% 5/15/18	11,552	11,672
TOTAL BANK NOTES
(Cost $41,281)		41,203

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 6.1% (i)(n)	$1,680	$1,828
Barclays Bank PLC 7.625% 11/21/22	7,765	8,808
Citigroup, Inc.:
5.35% (i)(n)	6,540	6,708
5.95% (i)(n)	5,000	5,191
5.95% (i)(n)	1,325	1,381
Credit Agricole SA:
6.625% (g)(i)(n)	7,820	8,211
7.875% (g)(i)(n)	2,225	2,517
8.125% (g)(i)(n)	4,510	5,346
JPMorgan Chase & Co. 6% (i)(n)	11,680	12,266
Royal Bank of Scotland Group PLC:
7.5% (i)(n)	2,245	2,382
8.625% (i)(n)	2,380	2,665
Standard Chartered PLC 7.5% (g)(i)(n)	3,195	3,556
		60,859
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(n)	4,850	5,038
TOTAL PREFERRED SECURITIES
(Cost $61,921)		65,897
	Shares	Value (000s)

Fixed-Income Funds - 5.2%
Fidelity Mortgage Backed Securities Central Fund (o)
(Cost $1,442,445)	13,747,249	1,449,235

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,215	11

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (p)	583,751,062	583,868
Fidelity Securities Lending Cash Central Fund 1.42% (p)(q)	17,490,720	17,492
TOTAL MONEY MARKET FUNDS
(Cost $601,360)		601,360
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $21,045,311)		27,646,831
NET OTHER ASSETS (LIABILITIES) - 0.2%		45,624
NET ASSETS - 100%		$27,692,455

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,633,000 or 2.3% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,064,416,000 or 3.8% of net assets.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) The coupon rate will be determined upon settlement of the loan after period end.

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Lyft, Inc. Series H	11/22/17	$30,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	2/4/14 - 2/2/15	$364

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,126
Fidelity Mortgage Backed Securities Central Fund	19,973
Fidelity Securities Lending Cash Central Fund	58
Total	$23,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases*	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,399,390	$95,006	$--	$--	$(45,161)	$1,449,235	20.2%
Total	$1,399,390	$95,006	$--	$--	$(45,161)	$1,449,235

 * Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$--	$16,081	$--	$--	$--	$(1)	$16,080
Total	$--	$16,081	$--	$--	$--	$(1)	$16,080

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,933,238	$2,185,914	$289,362	$457,962
Consumer Staples	1,156,797	985,866	170,931	--
Energy	863,407	862,465	942	--
Financials	3,143,898	3,143,898	--	--
Health Care	2,491,614	2,466,998	5,075	19,541
Industrials	1,789,995	1,761,678	--	28,317
Information Technology	5,479,852	5,286,235	64,247	129,370
Materials	842,843	842,843	--	--
Real Estate	159,209	159,209	--	--
Telecommunication Services	6,735	--	6,735	--
Utilities	116,782	113,316	3,466	--
Corporate Bonds	3,617,179	--	3,617,179	--
U.S. Government and Government Agency Obligations	2,577,367	--	2,577,367	--
Asset-Backed Securities	52,128	--	51,353	775
Collateralized Mortgage Obligations	8,619	--	8,619	--
Commercial Mortgage Securities	37,025	--	37,025	--
Municipal Securities	109,952	--	109,952	--
Bank Loan Obligations	102,485	--	99,960	2,525
Bank Notes	41,203	--	41,203	--
Preferred Securities	65,897	--	65,897	--
Fixed-Income Funds	1,449,235	1,449,235	--	--
Other	11	--	--	11
Money Market Funds	601,360	601,360	--	--
Total Investments in Securities:	$27,646,831	$19,859,017	$7,149,313	$638,501

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$402,977
Net Realized Gain (Loss) on Investment Securities	(22)
Net Unrealized Gain (Loss) on Investment Securities	(41,909)
Cost of Purchases	102,339
Proceeds of Sales	(5,423)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$457,962
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$(36,437)
Other Investments in Securities
Beginning Balance	$192,308
Net Realized Gain (Loss) on Investment Securities	(2,920)
Net Unrealized Gain (Loss) on Investment Securities	(20,991)
Cost of Purchases	12,264
Proceeds of Sales	(139)
Amortization/Accretion	17
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$180,539
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$(20,984)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.3%
AAA,AA,A	2.0%
BBB	6.3%
BB	2.9%
B	1.7%
CCC,CC,C	1.3%
Not Rated	0.3%
Equities	68.6%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Canada	1.7%
Netherlands	1.6%
United Kingdom	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $16,881) — See accompanying schedule: Unaffiliated issuers (cost $18,985,425)	$25,580,156
Fidelity Central Funds (cost $2,043,805)	2,050,595
Other affiliated issuers (cost $16,081)	16,080
Total Investment in Securities (cost $21,045,311)		$27,646,831
Cash		128
Restricted cash		518
Receivable for investments sold		134,308
Receivable for fund shares sold		19,485
Dividends receivable		26,208
Interest receivable		59,806
Distributions receivable from Fidelity Central Funds		601
Prepaid expenses		30
Other receivables		1,748
Total assets		27,889,663
Liabilities
Payable for investments purchased	$18,451
Payable for fund shares redeemed	147,260
Accrued management fee	9,030
Other affiliated payables	2,719
Other payables and accrued expenses	2,254
Collateral on securities loaned	17,494
Total liabilities		197,208
Net Assets		$27,692,455
Net Assets consist of:
Paid in capital		$19,916,326
Undistributed net investment income		82,813
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,091,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,601,509
Net Assets		$27,692,455
Puritan:
Net Asset Value, offering price and redemption price per share ($21,309,542 ÷ 897,484 shares)		$23.74
Class K:
Net Asset Value, offering price and redemption price per share ($6,382,913 ÷ 268,991 shares)		$23.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018
Investment Income
Dividends		$118,215
Interest		122,584
Income from Fidelity Central Funds		23,157
Total income		263,956
Expenses
Management fee	$53,511
Transfer agent fees	15,211
Accounting and security lending fees	1,117
Custodian fees and expenses	146
Independent trustees' fees and expenses	49
Registration fees	163
Audit	245
Legal	58
Miscellaneous	85
Total expenses before reductions	70,585
Expense reductions	(495)	70,090
Net investment income (loss)		193,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,385,149
Fidelity Central Funds	1
Foreign currency transactions	126
Total net realized gain (loss)		1,385,276
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	394,777
Fidelity Central Funds	(45,161)
Other affiliated issuers	(1)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		349,592
Net gain (loss)		1,734,868
Net increase (decrease) in net assets resulting from operations		$1,928,734

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,866	$447,476
Net realized gain (loss)	1,385,276	851,934
Change in net unrealized appreciation (depreciation)	349,592	1,757,992
Net increase (decrease) in net assets resulting from operations	1,928,734	3,057,402
Distributions to shareholders from net investment income	(172,980)	(470,001)
Distributions to shareholders from net realized gain	(766,442)	(437,826)
Total distributions	(939,422)	(907,827)
Share transactions - net increase (decrease)	373,979	(1,583,535)
Total increase (decrease) in net assets	1,363,291	566,040
Net Assets
Beginning of period	26,329,164	25,763,124
End of period	$27,692,455	$26,329,164
Other Information
Undistributed net investment income end of period	$82,813	$61,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

	Six months ended February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$21.07	$21.02	$22.91	$20.98	$19.53
Income from Investment Operations
Net investment income (loss)A	.16	.37	.36	.47B	.36	.36
Net realized and unrealized gain (loss)	1.49	2.21	1.10	(.33)	3.60	1.79
Total from investment operations	1.65	2.58	1.46	.14	3.96	2.15
Distributions from net investment income	(.15)	(.39)C	(.34)	(.46)	(.35)	(.35)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.81)D	(.75)	(1.41)	(2.03)	(2.03)	(.70)
Net asset value, end of period	$23.74	$22.90	$21.07	$21.02	$22.91	$20.98
Total ReturnE,F	7.36%	12.64%	7.36%	.87%	20.17%	11.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.55%	.56%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54%I	.55%	.56%	.56%	.56%	.58%
Expenses net of all reductions	.53%I	.55%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.40%I	1.73%	1.77%	2.13%B	1.68%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$21,310	$20,132	$19,754	$18,812	$18,351	$15,934
Portfolio turnover rateJ	50%I,K	45%	36%	106%	160%	229%L

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.666 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

	Six months ended February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.89	$21.06	$21.01	$22.90	$20.98	$19.52
Income from Investment Operations
Net investment income (loss)A	.17	.39	.38	.49B	.39	.39
Net realized and unrealized gain (loss)	1.49	2.21	1.10	(.33)	3.58	1.79
Total from investment operations	1.66	2.60	1.48	.16	3.97	2.18
Distributions from net investment income	(.16)	(.41)C	(.36)	(.48)	(.37)	(.37)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.82)D	(.77)	(1.43)	(2.05)	(2.05)	(.72)
Net asset value, end of period	$23.73	$22.89	$21.06	$21.01	$22.90	$20.98
Total ReturnE,F	7.41%	12.76%	7.48%	.96%	20.25%	11.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.45%I	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%I	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.45%I	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	1.48%I	1.82%	1.86%	2.23%B	1.78%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$6,383	$6,198	$6,009	$5,939	$6,162	$5,230
Portfolio turnover rateJ	50%I,K	45%	36%	106%	160%	229%L

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.82 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.666 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $(19) of unrealized depreciation, of $74,989 in exchange for 695 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$635,190	Market approach	Transaction price	$0.50 - $3,350.00 / $424.54	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Transaction price	$9.15	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 7.3 / 5.9	Increase
			Discount rate	10.0% - 46.0% / 31.8%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 10.6 / 10.5	Increase
			Enterprise value/Gross profit (EV/GP)	5.6	Increase
			Premium rate	51.0% - 161.8% / 144.0%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 15.4%	Decrease
			Liquidity preference	$6.75	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase
Asset-Backed Securities	$ 775	Discount cash flow	Spread	5.5%	Decrease
Commercial Mortgage Securities	$ 0	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$2,525	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,050,673
Gross unrealized depreciation	(500,681)
Net unrealized appreciation (depreciation)	$6,549,992
Tax cost	$21,096,839

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $173,396 in these Subsidiaries, representing .63% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $5,486,521 and $7,256,480, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,756.13
Class K	1,455.05
	$15,211

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $121 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $57. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $348 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $137.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Puritan	$130,370	$354,958
Class K	42,610	115,043
Total	$172,980	$470,001
From net realized gain
Puritan	$586,678	$334,859
Class K	179,764	102,967
Total	$766,442	$437,826

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Puritan
Shares sold	55,630	78,110	$1,310,232	$1,679,995
Reinvestment of distributions	29,511	31,195	678,452	653,242
Shares redeemed	(66,758)	(167,668)	(1,567,944)	(3,600,951)
Net increase (decrease)	18,383	(58,363)	$420,740	$(1,267,714)
Class K
Shares sold	20,707	35,138	$485,834	$754,339
Reinvestment of distributions	9,681	10,413	222,374	218,011
Shares redeemed	(32,194)	(60,050)	(754,969)	(1,288,171)
Net increase (decrease)	(1,806)	(14,499)	$(46,761)	$(315,821)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the six months ended February 28, 2018, the statement of changes in net assets for the six months ended February 28, 2018 and the year ended August 31, 2017, including the related notes, and the financial highlights for the six months ended February 28, 2018 and each of the five years ended August 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2018 and the year ended August 31, 2017 and the financial highlights for the six months ended February 28, 2018 and each of the five years ended August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Puritan	.54%
Actual		$1,000.00	$1,073.60	$2.78
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.45%
Actual		$1,000.00	$1,074.10	$2.31
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-K-SANN-0418
1.863169.109

Fidelity® Puritan® Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2018

% of fund's net assets
Alphabet, Inc. Class C	3.3
Apple, Inc.	2.7
Microsoft Corp.	2.6
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
12.0

Top Five Bond Issuers as of February 28, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.3
Fannie Mae	2.8
Ginnie Mae	1.3
Freddie Mac	1.1
Goldman Sachs Group, Inc.	0.5
15.0

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	20.2
Financials	16.2
Consumer Discretionary	12.0
Health Care	9.8
Industrials	7.0

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Stocks	67.6%
Bonds	29.1%
Convertible Securities	1.0%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 11.0%

 ** Futures and Swaps - 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Common Stocks - 67.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.0%
Aptiv PLC	18,393	$1,680
UC Holdings, Inc. (a)	18,330	451
		2,131
Automobiles - 0.0%
General Motors Co.	59,598	2,345
General Motors Co. warrants 7/10/19 (b)	8,394	184
		2,529
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corp.	81,500	2,883
Eldorado Resorts, Inc. (b)	1,292,400	44,071
Extended Stay America, Inc. unit	51,900	1,040
Golden Entertainment, Inc. (b)	130,400	3,637
McDonald's Corp.	1,050,100	165,643
Penn National Gaming, Inc. (b)	161,400	4,295
Red Rock Resorts, Inc.	153,655	5,147
Royal Caribbean Cruises Ltd.	828,300	104,863
Vail Resorts, Inc.	612,027	125,998
		457,577
Household Durables - 0.8%
Lennar Corp. Class A	1,567,800	88,706
Roku, Inc. Class B	920,139	35,638
TRI Pointe Homes, Inc. (b)	5,224,300	80,089
		204,433
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (b)	289,400	437,703
Netflix, Inc. (b)	316,400	92,193
		529,896
Media - 2.9%
AMC Networks, Inc. Class A (b)	53,800	2,828
Charter Communications, Inc. Class A (b)	284,164	97,164
Comcast Corp. Class A	1,619,700	58,649
Lions Gate Entertainment Corp. Class B	1,472,385	39,519
Live Nation Entertainment, Inc. (b)	1,965,400	88,050
LiveXLive Media, Inc. (b)(c)(d)	4,020,000	16,080
The Void LLC (a)(e)(f)	40,946	20,000
The Walt Disney Co.	1,217,200	125,566
Time Warner, Inc.	286,600	26,642
Tribune Media Co. Class A	13,773	574
tronc, Inc. (b)	3,443	66
Twenty-First Century Fox, Inc. Class A	1,603,400	59,037
Vice Holding, Inc. (a)(b)(f)	86,301	156,792
Vivendi SA	2,133,924	54,872
WME Entertainment Parent, LLC Class A (a)(b)(e)(f)	24,723,425	61,809
		807,648
Multiline Retail - 0.1%
Dollar Tree, Inc. (b)	348,000	35,719
Specialty Retail - 1.1%
Burlington Stores, Inc. (b)	255,000	31,273
Home Depot, Inc.	1,142,700	208,280
L Brands, Inc.	300,800	14,838
TJX Companies, Inc.	288,600	23,861
Ulta Beauty, Inc.	164,400	33,431
		311,683
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	1,407,200	44,036
Christian Dior SA	202,800	75,324
Hermes International SCA	81,100	43,614
Kering SA	66,000	30,972
lululemon athletica, Inc. (b)	502,900	40,785
Luxottica Group SpA	81,800	4,906
NIKE, Inc. Class B	600,000	40,218
PVH Corp.	536,500	77,406
Ralph Lauren Corp.	51,500	5,451
Tory Burch LLC:
Class A (a)(e)(f)	702,741	41,131
Class B (a)(e)(f)	324,840	19,938
		423,781

TOTAL CONSUMER DISCRETIONARY		2,775,397

CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Coca-Cola European Partners PLC	1,322,400	50,278
Constellation Brands, Inc. Class A (sub. vtg.)	238,300	51,349
Dr. Pepper Snapple Group, Inc.	295,400	34,340
Kweichow Moutai Co. Ltd. (A Shares)	273,469	31,135
Molson Coors Brewing Co. Class B	234,900	17,911
Monster Beverage Corp. (b)	1,686,800	106,893
PepsiCo, Inc.	994,000	109,072
The Coca-Cola Co.	2,443,200	105,595
		506,573
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	459,100	87,642
CVS Health Corp.	1,401,900	94,951
Walmart, Inc.	2,176,600	195,916
		378,509
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	952,900	131,919
L'Oreal SA (b)	10,600	2,278
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,784,600	93,399
		227,596
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	44,119

TOTAL CONSUMER STAPLES		1,156,797

ENERGY - 3.1%
Energy Equipment & Services - 0.0%
GulfMark Offshore, Inc.:
warrants 10/21/42 (b)	8,251	243
warrants 10/21/42 (b)	23,695	699
		942
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources Holdings, Inc. (a)(b)	505	12
Anadarko Petroleum Corp.	2,548,300	145,355
ANR, Inc. (a)(b)	1,903	44
Cheniere Energy, Inc. (b)	523,900	27,515
Chevron Corp.	1,358,500	152,043
ConocoPhillips Co.	1,806,600	98,116
Contura Energy, Inc.	10	1
Contura Energy, Inc. warrants 7/26/23 (b)	220	6
EOG Resources, Inc.	888,500	90,112
Golar LNG Ltd.	542,100	14,648
Imperial Oil Ltd.	1,628,000	44,087
LINN Energy, Inc.	49,484	1,930
Marathon Petroleum Corp.	952,700	61,030
Phillips 66 Co.	614,100	55,496
Pioneer Natural Resources Co.	151,100	25,722
Southwestern Energy Co. (b)	436,035	1,557
Suncor Energy, Inc.	4,393,100	144,611
Warrior Metropolitan Coal, Inc.	5,773	180
		862,465

TOTAL ENERGY		863,407

FINANCIALS - 11.4%
Banks - 5.9%
Bank of America Corp.	12,333,200	395,896
Citigroup, Inc.	3,901,640	294,535
First Republic Bank	50,000	4,640
Huntington Bancshares, Inc.	5,565,300	87,375
JPMorgan Chase & Co.	3,867,323	446,676
Signature Bank (b)	323,400	47,278
SunTrust Banks, Inc.	1,128,500	78,814
Wells Fargo & Co.	4,647,040	271,434
		1,626,648
Capital Markets - 2.6%
BlackRock, Inc. Class A	248,200	136,369
CBOE Global Markets, Inc.	401,900	45,017
Charles Schwab Corp.	1,021,200	54,144
E*TRADE Financial Corp. (b)	685,700	35,814
Goldman Sachs Group, Inc.	614,300	161,518
Motors Liquidation Co. GUC Trust (b)	28,150	258
S&P Global, Inc.	328,800	63,064
TD Ameritrade Holding Corp.	3,009,000	173,018
The Blackstone Group LP	1,217,700	41,402
		710,604
Consumer Finance - 0.7%
Capital One Financial Corp.	1,566,400	153,398
Synchrony Financial	1,100,600	40,051
		193,449
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (b)	955,100	197,897
Insurance - 1.5%
Chubb Ltd.	815,947	115,799
Hartford Financial Services Group, Inc.	942,100	49,790
MetLife, Inc.	3,737,800	172,649
The Travelers Companies, Inc.	554,400	77,062
		415,300

TOTAL FINANCIALS		3,143,898

HEALTH CARE - 8.9%
Biotechnology - 3.5%
Ablynx NV sponsored ADR (c)	672,900	35,711
ACADIA Pharmaceuticals, Inc. (b)	860,504	21,439
Alexion Pharmaceuticals, Inc. (b)	649,900	76,331
Amgen, Inc.	2,297,700	422,248
Audentes Therapeutics, Inc. (b)	1,349,700	45,471
Biogen, Inc. (b)	482,900	139,553
Blueprint Medicines Corp. (b)	76,500	6,622
Neurocrine Biosciences, Inc. (b)	552,100	46,614
Sarepta Therapeutics, Inc. (b)	497,600	31,234
Spark Therapeutics, Inc. (b)	238,400	13,613
Vertex Pharmaceuticals, Inc. (b)	879,100	145,957
		984,793
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	924,400	205,235
Boston Scientific Corp. (b)	8,022,200	218,685
Corindus Vascular Robotics, Inc. (b)(c)	1,315,800	1,316
Corindus Vascular Robotics, Inc. (b)(f)	5,000,000	5,000
Danaher Corp.	991,500	96,949
Integra LifeSciences Holdings Corp. (b)	596,000	31,427
Intuitive Surgical, Inc. (b)	125,700	53,605
		612,217
Health Care Providers & Services - 2.1%
Cigna Corp.	424,600	83,175
HCA Holdings, Inc.	40,800	4,049
HealthSouth Corp.	15	1
Humana, Inc.	592,700	161,108
Legend Acquisition, Inc. (a)(b)	3,784	106
UnitedHealth Group, Inc.	1,445,900	327,005
		575,444
Health Care Technology - 0.1%
Teladoc, Inc. (b)	557,900	22,372
Pharmaceuticals - 1.0%
Allergan PLC	232,489	35,854
AstraZeneca PLC sponsored ADR	1,829,300	60,714
Bristol-Myers Squibb Co.	526,800	34,874
Impax Laboratories, Inc. (b)	1,044,400	21,306
Jazz Pharmaceuticals PLC (b)	114,600	16,594
Nektar Therapeutics (b)	284,800	24,652
The Medicines Company (b)	761,000	23,302
TherapeuticsMD, Inc. (b)	5,109,226	25,546
Theravance Biopharma, Inc. (b)	1,116,700	29,436
		272,278

TOTAL HEALTH CARE		2,467,104

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	454,800	119,162
Northrop Grumman Corp.	610,600	213,734
Space Exploration Technologies Corp.:
Class A (a)(b)(f)	41,122	5,551
Class C (a)(f)	5,607	757
		339,204
Air Freight & Logistics - 0.3%
FedEx Corp.	394,900	97,307
Airlines - 0.1%
Southwest Airlines Co.	363,400	21,019
Building Products - 0.4%
Allegion PLC	602,100	50,643
Masco Corp.	1,416,800	58,259
		108,902
Commercial Services & Supplies - 0.1%
Evoqua Water Technologies Corp. (b)	769,000	17,610
TulCo LLC (a)(e)(f)	42,857	15,000
WP Rocket Holdings, Inc. (a)(b)(f)	4,869,044	0
		32,610
Construction & Engineering - 0.7%
AECOM (b)	889,115	31,572
EMCOR Group, Inc.	260,700	19,894
Fluor Corp.	1,731,700	98,534
KBR, Inc.	1,886,200	28,557
Keane Group, Inc. (b)	250,000	3,888
		182,445
Electrical Equipment - 0.4%
AMETEK, Inc.	369,500	27,986
Fortive Corp.	596,100	45,780
Hubbell, Inc. Class B	294,500	38,594
		112,360
Machinery - 2.3%
AGCO Corp.	710,900	47,346
Allison Transmission Holdings, Inc.	2,449,700	97,082
Caterpillar, Inc.	579,000	89,531
Cummins, Inc.	534,100	89,820
Deere & Co.	831,700	133,796
Ingersoll-Rand PLC	1,064,000	94,483
WABCO Holdings, Inc. (b)	667,800	92,136
		644,194
Road & Rail - 0.8%
CSX Corp.	1,775,500	95,380
Norfolk Southern Corp.	820,335	114,092
		209,472
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (b)	202,600	35,473

TOTAL INDUSTRIALS		1,782,986

INFORMATION TECHNOLOGY - 19.5%
Electronic Equipment & Components - 0.5%
ADT, Inc. (b)	125,900	1,330
Amphenol Corp. Class A	677,600	61,926
CDW Corp.	67,100	4,894
E Ink Holdings, Inc. GDR (g)	140,100	2,258
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	8,871,300	59,226
		129,634
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	536,200	99,808
Alphabet, Inc. Class C (b)	821,483	907,513
Facebook, Inc. Class A (b)	2,790,160	497,541
Mail.Ru Group Ltd. GDR (b)(g)	77,400	2,763
Pandora Media, Inc. (b)(c)	4,324,994	19,073
Spotify Technology SA (a)(b)(f)	12,209	42,219
		1,568,917
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A	1,175,800	96,439
Global Payments, Inc.	724,600	82,162
MasterCard, Inc. Class A	1,175,700	206,641
PayPal Holdings, Inc. (b)	1,622,400	128,835
Visa, Inc. Class A	3,002,700	369,152
		883,229
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	701,800	63,267
ASML Holding NV	220,900	43,162
Broadcom Ltd.	396,130	97,630
Cypress Semiconductor Corp.	1,614	28
Intel Corp.	1,825,900	89,999
Marvell Technology Group Ltd.	3,502,700	82,278
Micron Technology, Inc. (b)	1,203,400	58,738
NVIDIA Corp.	455,400	110,207
Qorvo, Inc. (b)	752,500	60,734
Qualcomm, Inc.	1,878,900	122,129
Texas Instruments, Inc.	300,600	32,570
		760,742
Software - 4.7%
Activision Blizzard, Inc.	1,759,500	128,672
Adobe Systems, Inc. (b)	1,197,600	250,454
Atom Tickets LLC (a)(e)(f)	2,580,511	15,000
Deem, Inc. (a)(b)(f)	124,895	62
Microsoft Corp.	7,765,700	728,190
Salesforce.com, Inc. (b)	1,314,400	152,799
Workday, Inc. Class A (b)	273,600	34,657
		1,309,834
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	4,241,000	755,407

TOTAL INFORMATION TECHNOLOGY		5,407,763

MATERIALS - 3.1%
Chemicals - 2.4%
CF Industries Holdings, Inc.	2,231,400	92,023
DowDuPont, Inc.	4,019,322	282,558
FMC Corp.	915,900	71,880
LyondellBasell Industries NV Class A	1,668,598	180,576
Nutrien Ltd.	220,400	10,829
Sherwin-Williams Co.	34,500	13,855
The Chemours Co. LLC	395,195	18,776
		670,497
Construction Materials - 0.3%
Eagle Materials, Inc.	438,000	43,901
Summit Materials, Inc.	1,112,155	35,177
		79,078
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	3,517,700	65,429
Randgold Resources Ltd. sponsored ADR (c)	150,700	12,210
		77,639
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	548,400	15,629

TOTAL MATERIALS		842,843

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,079,400	150,393
Gaming & Leisure Properties	126,400	4,204
Omega Healthcare Investors, Inc.	181,000	4,612
		159,209
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Iliad SA	28,725	6,735
UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	302,600	46,041
PPL Corp.	410,800	11,769
Xcel Energy, Inc.	746,300	32,300
		90,110
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	2,134,900	23,206

TOTAL UTILITIES		113,316

TOTAL COMMON STOCKS
(Cost $12,147,613)		18,719,455

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Lyft, Inc. Series H (a)(f)	754,791	30,000
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(f)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(b)(f)	196,700	6,635
Series E (a)(f)	1,020,158	20,000
		26,635
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(f)	461,642	11,698
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(b)(f)	508,444	27,566
Series F (a)(f)	157,251	8,526
		36,092
Textiles, Apparel & Luxury Goods - 0.2%
Generation Bio Series B (a)(f)	370,500	3,388
Goop International Holdings, Inc. Series C (a)(f)	1,881,874	20,000
Rent the Runway, Inc. Series E (a)(b)(f)	1,378,930	30,006
		53,394

TOTAL CONSUMER DISCRETIONARY		157,841

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(f)	8,512,822	426
Mulberry Health, Inc. Series A8 (a)(b)(f)	2,960,879	19,009
		19,435
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	9,300	5,075

TOTAL HEALTH CARE		24,510

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(f)	51,921	7,009
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(f)	1,611,548	56,565
Software - 0.1%
Jello Labs, Inc. Series C (a)(b)(f)	1,050,307	15,524

TOTAL INFORMATION TECHNOLOGY		72,089

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	3,466
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $239,920)		264,915
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 13.1%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	370
3.5% 1/15/31 (g)	4,584	2,734
		3,104
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,553
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,018
3.25% 5/15/18	3,070	3,074
3.5% 7/10/19	17,868	17,974
4% 1/15/25	6,368	6,313
4.25% 5/15/23	3,285	3,349
4.375% 9/25/21	11,267	11,590
		58,871
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (g)	2,375	2,473
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	556
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,410	4,697
Service Corp. International 5.375% 1/15/22	505	516
		5,769
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc.:
5% 2/1/28 (g)	2,480	2,471
5.125% 1/15/24	4,620	4,712
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(h)	2,861	1,745
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,741
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	760
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	3,101
8.75% 10/1/25 (g)	1,385	1,458
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	600	647
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,947
4.875% 4/1/27	1,165	1,165
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,295
5% 6/1/24 (g)	3,275	3,308
MGM Mirage, Inc. 6% 3/15/23	1,630	1,734
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	865
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	352
Scientific Games Corp.:
5% 10/15/25 (g)	2,335	2,309
6.25% 9/1/20	580	583
6.625% 5/15/21	5,350	5,523
7% 1/1/22 (g)	425	447
10% 12/1/22	6,840	7,421
Silversea Cruises 7.25% 2/1/25 (g)	745	795
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,210
Studio City Finance Ltd. 8.5% 12/1/20 (g)	1,000	1,023
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,203
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,230
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,152
5.5% 10/1/27 (g)	1,445	1,423
		51,620
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	811
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	631
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	943
5.75% 10/15/20	4,433	4,494
7% 7/15/24 (g)	1,160	1,222
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)	1,395	1,451
William Lyon Homes, Inc.:
5.75% 4/15/19	470	471
5.875% 1/31/25	1,115	1,112
7% 8/15/22	2,585	2,650
		13,785
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc.:
4.375% 11/15/26	3,415	3,278
4.875% 4/15/28 (g)	1,735	1,705
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (g)	3,785	3,804
6% 4/1/23	2,475	2,571
		11,358
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (g)	5,475	5,571
Media - 0.8%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	12,178
Altice SA:
7.625% 2/15/25 (g)	4,905	4,316
7.75% 5/15/22 (g)	10,065	9,386
Altice U.S. Finance SA:
5.375% 7/15/23 (g)	2,375	2,414
7.75% 7/15/25 (g)	1,655	1,763
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,250	1,213
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,281
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,617
Cable One, Inc. 5.75% 6/15/22 (g)	895	918
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,606
5.125% 5/1/27 (g)	6,275	6,032
5.25% 3/15/21	3,375	3,421
5.5% 5/1/26 (g)	1,035	1,035
5.75% 1/15/24	4,235	4,309
5.75% 2/15/26 (g)	5,010	5,079
5.875% 5/1/27 (g)	3,385	3,440
Cengage Learning, Inc. 9.5% 6/15/24 (g)	5,685	4,832
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	1,835	1,828
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,885
4.908% 7/23/25	5,177	5,331
5.375% 5/1/47	7,968	7,887
6.484% 10/23/45	1,983	2,234
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,267
Clear Channel International BV 8.75% 12/15/20 (g)	430	449
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	774
7.625% 3/15/20	585	579
7.625% 3/15/20	3,205	3,201
CSC Holdings LLC 5.375% 2/1/28 (g)	2,075	2,028
CSC Holdings, Inc. 5.5% 4/15/27 (g)	8,830	8,698
DISH DBS Corp.:
5% 3/15/23	2,675	2,458
5.875% 7/15/22	2,655	2,589
6.75% 6/1/21	3,515	3,612
E.W. Scripps Co. 5.125% 5/15/25 (g)	445	427
Lamar Media Corp.:
5.375% 1/15/24	630	649
5.875% 2/1/22	525	536
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (g)	5,226	5,056
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	4,778	4,754
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(i)	6,279	6,217
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	693
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,693
5.375% 4/15/25 (g)	1,490	1,514
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,747
4.5% 9/15/42	1,489	1,345
5.5% 9/1/41	2,304	2,339
6.55% 5/1/37	10,296	11,710
6.75% 7/1/18	1,581	1,602
7.3% 7/1/38	3,823	4,584
8.25% 4/1/19	10,176	10,743
Time Warner, Inc. 2.1% 6/1/19	10,446	10,385
Viacom, Inc.:
5.875% 2/28/57 (i)	1,375	1,387
6.25% 2/28/57 (i)	1,850	1,901
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,078
6% 1/15/27 (g)	4,760	4,510
		214,530
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (g)	4,870	4,627
Lithia Motors, Inc. 5.25% 8/1/25 (g)	1,065	1,084
Sonic Automotive, Inc. 5% 5/15/23	195	187
		5,898
TOTAL CONSUMER DISCRETIONARY		369,875
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	13,921
3.3% 2/1/23	15,133	15,068
4.7% 2/1/36	14,328	15,057
4.9% 2/1/46	9,290	9,905
		53,951
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	1,979
6.625% 6/15/24	870	801
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,651
7.45% 8/1/29	195	162
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (g)	2,335	2,259
9.375% 9/15/18 pay-in-kind (g)(i)	2,554	971
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,373
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	704
CVS Health Corp.:
3.5% 7/20/22	3,373	3,360
3.875% 7/20/25	5,311	5,247
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,150
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (g)	60	56
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,071
Rite Aid Corp.:
6.875% 12/15/28 (g)(i)	3,505	2,988
7.7% 2/15/27	3,085	2,861
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (g)(h)	2,955	1,551
		30,184
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	5,519
5.15% 3/15/34	3,065	3,004
5.375% 3/15/44	2,305	2,161
Darling International, Inc. 5.375% 1/15/22	745	765
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	6,083
5.875% 7/15/24 (g)	1,500	1,463
6.75% 2/15/28 (g)	3,150	3,119
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	522
5.875% 9/30/27 (g)	935	909
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	919
Post Holdings, Inc.:
5.5% 3/1/25 (g)	2,160	2,174
5.75% 3/1/27 (g)	4,110	4,059
		30,697
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,935
4% 1/31/24	3,123	3,214
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,500
4.25% 7/21/25 (g)	6,420	6,546
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,234
3.25% 6/12/20	1,273	1,277
4% 6/12/22	4,375	4,466
4.45% 6/12/25	3,173	3,267
4.85% 9/15/23	7,000	7,483
5.7% 8/15/35	1,646	1,875
5.85% 8/15/45	5,525	6,399
7.25% 6/15/37	6,101	8,042
Vector Group Ltd. 6.125% 2/1/25 (g)	4,285	4,376
		60,614
TOTAL CONSUMER STAPLES		175,446
ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (g)	3,930	3,912
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,052
6.5% 4/1/20	2,937	3,132
Ensco PLC:
4.5% 10/1/24	3,510	2,861
5.2% 3/15/25	660	548
7.75% 2/1/26	1,600	1,514
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,659
6% 10/1/22	1,405	1,409
FTS International, Inc. 6.25% 5/1/22	4,410	4,410
Halliburton Co.:
3.8% 11/15/25	3,469	3,467
4.85% 11/15/35	3,029	3,244
Jonah Energy LLC 7.25% 10/15/25 (g)	2,185	2,076
Noble Holding International Ltd.:
6.05% 3/1/41	80	53
6.2% 8/1/40	2,270	1,532
7.7% 4/1/25 (i)	2,995	2,681
7.75% 1/15/24	3,517	3,214
7.875% 2/1/26 (g)	1,405	1,412
NuStar Logistics LP 5.625% 4/28/27	245	243
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)(h)	2,355	1,283
Pride International, Inc. 7.875% 8/15/40	2,554	2,222
SESI LLC 7.75% 9/15/24 (g)	985	1,024
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,290
Trinidad Drilling Ltd. 6.625% 2/15/25 (g)	340	329
Weatherford International, Inc. 9.875% 3/1/25 (g)	3,510	3,457
		59,024
Oil, Gas & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(h)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,717
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,283
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,330
5.55% 3/15/26	4,888	5,338
6.6% 3/15/46	6,640	8,278
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	803
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	1,835	1,881
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,830
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	5,125
California Resources Corp. 8% 12/15/22 (g)	10,625	8,407
Callon Petroleum Co. 6.125% 10/1/24	730	745
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,908
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	6,337
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,785	1,805
5.875% 3/31/25	2,210	2,337
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.9702% 4/15/19 (i)(j)	2,150	2,139
4.875% 4/15/22	5,325	4,992
5.75% 3/15/23	1,800	1,647
8% 12/15/22 (g)	1,994	2,121
8% 1/15/25 (g)	8,860	8,749
8% 6/15/27 (g)	8,085	7,751
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,483
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,213
3.3% 6/1/20	5,938	5,960
4.5% 6/1/25	1,813	1,860
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (g)(i)(j)	3,300	3,292
6.875% 6/15/25 (g)	4,640	4,872
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	680
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,185
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,733
5.35% 3/15/20 (g)	5,174	5,303
5.85% 5/21/43 (g)(i)	665	630
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,092
3.875% 3/15/23	2,327	2,269
4.95% 4/1/22	1,048	1,072
5.6% 4/1/44	1,686	1,741
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,423
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	4,128
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,657
Enable Midstream Partners LP:
2.4% 5/15/19 (i)	1,656	1,640
3.9% 5/15/24 (i)	1,746	1,721
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,790
4.375% 10/15/20	4,351	4,474
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,407
5.5% 12/1/46	2,759	3,106
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	660
5.75% 1/30/28 (g)	670	670
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (g)	990	1,020
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (g)	1,000	1,055
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	1,990
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (g)	6,625	6,741
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,623
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,131
3.5% 3/1/21	2,994	3,006
6.55% 9/15/40	674	777
Kinder Morgan, Inc. 5% 2/15/21 (g)	3,749	3,912
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,361
MPLX LP 4.875% 12/1/24	2,503	2,633
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,051
Nexen, Inc. 6.2% 7/30/19	1,865	1,945
NGPL PipeCo LLC:
4.375% 8/15/22 (g)	415	414
4.875% 8/15/27 (g)	415	419
Oasis Petroleum, Inc. 6.875% 3/15/22	595	610
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,569
5.625% 10/15/27 (g)	780	774
6.25% 6/1/24 (g)	4,225	4,373
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,850	2,964
7.25% 6/15/25	1,820	1,884
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (g)	2,785	2,851
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	559
6.375% 3/31/25 (g)	680	709
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,550
5.625% 5/20/43	11,155	9,538
7.25% 3/17/44	28,868	29,301
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	11,047
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,362
4.5% 1/23/26	6,398	6,190
4.625% 9/21/23	10,200	10,252
4.875% 1/24/22	2,315	2,374
4.875% 1/18/24	5,974	6,064
5.375% 3/13/22 (g)	3,625	3,788
5.5% 1/21/21	12,842	13,439
5.5% 6/27/44	7,252	6,498
5.625% 1/23/46	6,203	5,554
6% 3/5/20	2,593	2,717
6.375% 1/23/45	13,324	12,924
6.5% 3/13/27 (g)	5,590	5,975
6.5% 6/2/41	7,783	7,781
6.75% 9/21/47	14,484	14,728
6.75% 9/21/47 (g)	5,940	6,040
6.875% 8/4/26	12,000	13,169
8% 5/3/19	2,772	2,926
Phillips 66 Co. 4.3% 4/1/22	5,338	5,543
Phillips 66 Partners LP 2.646% 2/15/20	527	524
Range Resources Corp. 4.875% 5/15/25	1,040	996
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	629
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,128
Sanchez Energy Corp. 7.25% 2/15/23 (g)	2,150	2,175
SemGroup Corp. 7.25% 3/15/26	2,140	2,188
Shell International Finance BV 4.375% 5/11/45	6,392	6,716
SM Energy Co.:
5% 1/15/24	1,585	1,490
5.625% 6/1/25	1,670	1,587
6.125% 11/15/22	1,895	1,914
6.5% 11/15/21	745	756
6.5% 1/1/23	80	80
6.75% 9/15/26	805	809
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,949
Southwestern Energy Co.:
6.7% 1/23/25 (i)	3,470	3,401
7.5% 4/1/26	1,470	1,485
7.75% 10/1/27	1,090	1,112
Src Energy, Inc. 6.25% 12/1/25 (g)	960	970
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (g)	1,630	1,618
5.5% 2/15/26 (g)	1,385	1,385
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	1,025
6.75% 3/15/24	7,000	7,429
Teekay Corp. 8.5% 1/15/20	5,705	5,933
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	3,054
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,274
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,028
4.55% 6/24/24	19,902	20,051
Ultra Resources, Inc.:
6.875% 4/15/22 (g)	1,485	1,337
7.125% 4/15/25 (g)	1,115	998
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,668
5.375% 6/1/21	16,313	17,075
Whiting Petroleum Corp. 6.625% 1/15/26 (g)	1,005	1,019
Williams Partners LP:
3.6% 3/15/22	5,146	5,161
3.9% 1/15/25	1,767	1,754
4% 11/15/21	2,349	2,395
4.3% 3/4/24	4,038	4,140
4.5% 11/15/23	2,564	2,652
WPX Energy, Inc.:
7.5% 8/1/20	764	817
8.25% 8/1/23	1,070	1,212
		531,649
TOTAL ENERGY		590,673
FINANCIALS - 4.6%
Banks - 2.2%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,946
5.5% 7/12/20 (g)	16,673	17,340
5.75% 9/26/23 (g)	5,082	5,460
6.369% 6/16/18 (g)	10,462	10,537
6.5% 6/10/19 (g)	1,763	1,831
Bank of America Corp.:
2.6% 1/15/19	9,538	9,541
2.65% 4/1/19	28,149	28,163
3.004% 12/20/23 (g)(i)	57,008	55,780
3.419% 12/20/28 (g)(i)	8,042	7,700
3.5% 4/19/26	7,374	7,262
3.705% 4/24/28 (i)	7,919	7,772
3.95% 4/21/25	5,678	5,669
4.2% 8/26/24	9,221	9,405
4.25% 10/22/26	5,465	5,518
Barclays PLC:
2.75% 11/8/19	4,598	4,570
4.375% 1/12/26	8,817	8,826
BB&T Corp. 3.95% 3/22/22	1,495	1,529
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,254
2.5% 7/29/19	32,442	32,322
2.7% 10/27/22	32,987	32,012
3.142% 1/24/23 (i)	5,705	5,663
4.05% 7/30/22	14,700	15,038
4.3% 11/20/26	12,000	12,132
5.5% 9/13/25	9,791	10,710
Citizens Bank NA 2.55% 5/13/21	2,268	2,223
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,761
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,373
3.75% 3/26/25	6,420	6,338
3.8% 9/15/22	9,940	10,036
3.8% 6/9/23	12,454	12,532
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,248
Discover Bank 7% 4/15/20	3,075	3,310
Fifth Third Bancorp:
3.5% 3/15/22	529	533
4.5% 6/1/18	418	420
HBOS PLC 6.75% 5/21/18 (g)	408	412
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,937
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,821
Huntington National Bank:
2% 6/30/18	13,000	12,984
2.2% 4/1/19	2,700	2,686
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	4,062	4,053
5.71% 1/15/26 (g)	9,946	10,155
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,408
3.875% 9/10/24	12,321	12,405
4.125% 12/15/26	49,975	50,521
KeyCorp. 5.1% 3/24/21	519	550
Rabobank Nederland 4.375% 8/4/25	9,821	9,978
Regions Bank 6.45% 6/26/37	10,147	12,277
Regions Financial Corp. 3.2% 2/8/21	4,117	4,131
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	46,319
6% 12/19/23	11,834	12,635
6.1% 6/10/23	7,367	7,869
6.125% 12/15/22	35,362	37,713
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,498
Synchrony Bank 3% 6/15/22	5,296	5,173
		617,279
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,565
4.25% 2/15/24	2,760	2,844
Deutsche Bank AG 4.5% 4/1/25	14,192	13,903
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	6,158
3.3% 11/16/22	13,520	13,184
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (i)	95,103	93,243
3.2% 2/23/23	1,300	1,280
3.691% 6/5/28 (i)	19,000	18,488
3.75% 2/25/26	15,000	14,803
6.15% 4/1/18	3,466	3,477
Lazard Group LLC 4.25% 11/14/20	4,447	4,588
Moody's Corp.:
3.25% 1/15/28 (g)	2,803	2,666
4.875% 2/15/24	2,632	2,803
Morgan Stanley:
2.5% 1/24/19	27,536	27,508
3.125% 1/23/23	39,834	39,191
3.7% 10/23/24	10,237	10,232
4.875% 11/1/22	7,232	7,625
5.625% 9/23/19	453	472
MSCI, Inc. 5.75% 8/15/25 (g)	870	914
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	7,050
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,349
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,685
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,395
		300,423
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,246
Ally Financial, Inc.:
5.75% 11/20/25	7,715	8,043
8% 12/31/18	11,545	11,978
8% 11/1/31	15,256	18,917
8% 11/1/31	6,130	7,586
Capital One Financial Corp.:
2.45% 4/24/19	4,470	4,453
3.8% 1/31/28	5,544	5,382
Discover Financial Services:
3.85% 11/21/22	1,983	1,996
3.95% 11/6/24	15,000	14,977
5.2% 4/27/22	2,146	2,266
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,319
2.875% 10/1/18	8,500	8,517
5% 5/15/18	8,500	8,544
5.875% 8/2/21	10,438	11,200
Hyundai Capital America:
2.55% 2/6/19 (g)	5,366	5,349
2.875% 8/9/18 (g)	2,511	2,513
Navient Corp. 5.875% 10/25/24	4,930	4,881
SLM Corp.:
4.875% 6/17/19	3,955	3,999
5.5% 1/15/19	2,150	2,182
6.125% 3/25/24	3,255	3,288
8% 3/25/20	5,930	6,353
Synchrony Financial:
3% 8/15/19	1,910	1,911
3.75% 8/15/21	7,084	7,174
4.25% 8/15/24	2,903	2,924
		163,998
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,044
3.875% 8/15/22	3,136	3,161
4.125% 6/15/26	2,949	2,903
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,475	2,580
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	4,660	4,555
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (g)	2,665	2,625
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (g)	1,820	1,813
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,174
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,725
6% 8/1/20	2,230	2,273
6.25% 2/1/22	2,915	2,959
6.375% 12/15/25	4,115	4,130
6.75% 2/1/24	1,565	1,596
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (g)	5,285	5,510
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (g)	1,150	1,190
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (g)	1,080	1,132
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	615	589
6.875% 2/15/23 (g)	515	514
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,799
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,232
		58,504
Insurance - 0.4%
Acrisure LLC 7% 11/15/25 (g)	2,320	2,268
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,193
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	3,665	3,812
American International Group, Inc.:
3.3% 3/1/21	3,455	3,463
3.75% 7/10/25	11,144	11,071
4.875% 6/1/22	10,692	11,328
Aon Corp. 5% 9/30/20	107	112
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (g)(i)(j)	2,008	2,003
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,727
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,732
5% 6/1/21 (g)	6,063	6,391
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,619
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	7,055
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,476	6,474
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,545
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	7,354
Prudential Financial, Inc.:
2.3% 8/15/18	783	783
4.5% 11/16/21	1,461	1,533
7.375% 6/15/19	1,880	1,992
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,465
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,570
4.125% 11/1/24 (g)	2,275	2,343
Unum Group:
3.875% 11/5/25	6,934	6,900
5.625% 9/15/20	2,879	3,057
5.75% 8/15/42	10,079	11,882
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	2,055
		114,727
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (g)	13,400	14,589
TOTAL FINANCIALS		1,269,520
HEALTH CARE - 0.8%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,319
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,469
4.625% 2/1/28 (g)	505	487
		1,956
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	1,956
6.25% 3/31/23	8,330	7,580
6.875% 2/1/22	6,885	4,475
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,652
4.25% 10/15/19	3,850	3,898
4.75% 5/1/23	305	310
5.375% 2/1/25	6,835	6,948
5.875% 3/15/22	365	387
5.875% 5/1/23	2,555	2,687
5.875% 2/15/26	5,470	5,661
6.5% 2/15/20	13,898	14,628
HealthSouth Corp.:
5.75% 11/1/24	4,285	4,344
5.75% 9/15/25	3,965	4,034
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,829
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(i)	2,925	2,978
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	639
Tenet Healthcare Corp.:
6.75% 6/15/23	16,410	16,410
7.5% 1/1/22 (g)	1,030	1,088
8.125% 4/1/22	5,010	5,273
THC Escrow Corp. III 5.125% 5/1/25 (g)	5,585	5,417
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,302
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,422
		105,918
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,073
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	943
Pharmaceuticals - 0.4%
Actavis Funding SCS:
2.45% 6/15/19	3,241	3,227
3% 3/12/20	5,472	5,469
3.45% 3/15/22	9,527	9,484
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	525
Mylan NV:
2.5% 6/7/19	5,474	5,441
3.15% 6/15/21	7,274	7,209
3.95% 6/15/26	3,535	3,419
Perrigo Finance PLC:
3.5% 12/15/21	569	571
3.9% 12/15/24	2,011	2,005
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,757
2.8% 7/21/23	3,674	3,216
3.15% 10/1/26	4,374	3,567
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (g)	11,665	11,636
5.5% 3/1/23 (g)	3,325	2,943
5.5% 11/1/25 (g)	2,295	2,271
5.875% 5/15/23 (g)	14,330	12,736
6.125% 4/15/25 (g)	7,740	6,787
7% 3/15/24 (g)	2,965	3,124
7.5% 7/15/21 (g)	4,035	4,055
		92,442
TOTAL HEALTH CARE		208,651
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,813
Bombardier, Inc. 7.5% 12/1/24 (g)	1,530	1,589
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,174
5% 8/1/24 (g)	1,665	1,628
		8,204
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,170	1,251
6.125% 4/29/18	415	418
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	41	42
		1,711
Building Products - 0.1%
American Woodmark Corp. 4.875% 3/15/26 (g)	5,665	5,623
Builders FirstSource, Inc. 5.625% 9/1/24 (g)	3,265	3,322
GCP Applied Technologies, Inc. 9.5% 2/1/23 (g)	1,800	1,973
HD Supply, Inc. 5.75% 4/15/24 (g)	3,090	3,241
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	497
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (g)	1,195	1,225
6.125% 4/1/25 (g)	835	858
		16,739
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
7.625% 9/1/23	5,780	6,148
7.875% 12/1/22	14,305	15,074
8.75% 12/1/20	23,130	23,303
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	260	268
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	648
Covanta Holding Corp. 5.875% 3/1/24	2,865	2,872
Harland Clarke Holdings Corp. 8.375% 8/15/22 (g)	700	725
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,180	1,217
Prime Security One MS, Inc. 4.875% 7/15/32 (g)	4,480	4,077
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	551
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (g)	510	513
		55,396
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,471
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	3,127
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	3,901
11.25% 8/15/22 (g)	2,475	2,509
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,335
		10,872
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,471
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,102
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,860
2.625% 9/4/18	6,100	6,103
3% 9/15/23	1,146	1,115
3.375% 6/1/21	3,689	3,714
3.75% 2/1/22	6,505	6,594
3.875% 4/1/21	4,155	4,231
4.25% 9/15/24	4,566	4,679
4.75% 3/1/20	4,617	4,777
Ashtead Capital, Inc.:
4.125% 8/15/25 (g)	1,205	1,179
4.375% 8/15/27 (g)	1,270	1,226
5.625% 10/1/24 (g)	1,825	1,907
Avantor, Inc. 6% 10/1/24 (g)	2,320	2,320
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,244
International Lease Finance Corp. 7.125% 9/1/18 (g)	5,560	5,678
		54,627
TOTAL INDUSTRIALS		152,593
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,591
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	720
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	13,573	13,651
5.875% 6/15/21 (g)	1,790	1,830
7.125% 6/15/24 (g)	1,740	1,879
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,308
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	537
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,086
		21,011
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	10,177
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,118
5.375% 3/15/27	920	922
Match Group, Inc. 5% 12/15/27 (g)	1,235	1,245
		13,462
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	3,730	3,854
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,705
Micron Technology, Inc.:
5.25% 1/15/24 (g)	2,494	2,556
5.5% 2/1/25	1,170	1,214
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,836
		8,311
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,314
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	2,700	2,845
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,848
Parametric Technology Corp. 6% 5/15/24	585	615
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (g)	8,490	8,108
		16,730
TOTAL INFORMATION TECHNOLOGY		68,959
MATERIALS - 0.4%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (g)	2,513	2,607
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,158
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (a)(h)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,812
5.25% 6/1/27 (g)	1,860	1,818
Olin Corp. 5% 2/1/30	1,215	1,172
Platform Specialty Products Corp.:
5.875% 12/1/25 (g)	1,610	1,602
6.5% 2/1/22 (g)	4,355	4,469
The Chemours Co. LLC:
5.375% 5/15/27	715	717
6.625% 5/15/23	1,260	1,325
7% 5/15/25	825	889
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,934
Tronox Finance PLC 5.75% 10/1/25 (g)	735	729
		30,232
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (g)	1,380	1,401
Containers & Packaging - 0.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (i)	1,615	1,680
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	3,106
7.25% 5/15/24 (g)	3,410	3,653
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,482
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	820
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	473
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,134
		14,348
Metals & Mining - 0.2%
ArcelorMittal SA:
7.25% 10/15/39 (i)	2,429	2,999
7.25% 3/1/41 (i)	52	63
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(i)	2,727	2,899
6.75% 10/19/75 (g)(i)	6,773	7,687
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,343
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (g)	585	607
Constellium NV 5.875% 2/15/26 (g)	650	657
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,899
4.5% 8/13/23 (Reg. S)	8,600	8,956
4.5% 8/1/47 (g)	1,995	1,990
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,595
6.875% 3/1/26 (g)	1,605	1,599
7.25% 4/1/23 (g)	1,705	1,769
7.5% 4/1/25 (g)	3,525	3,631
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (g)	1,140	1,139
Freeport-McMoRan, Inc.:
6.75% 2/1/22	3,225	3,330
6.875% 2/15/23	6,818	7,346
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,208
Murray Energy Corp. 11.25% 4/15/21 (g)	1,000	440
New Gold, Inc. 6.25% 11/15/22 (g)	615	632
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,166
		53,955
TOTAL MATERIALS		99,936
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,144
4.6% 4/1/22	2,000	2,089
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,591
American Tower Corp. 2.8% 6/1/20	6,000	5,967
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,494
Camden Property Trust 2.95% 12/15/22	2,154	2,118
CommonWealth REIT 5.875% 9/15/20	991	1,035
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,097
3.7% 6/15/21	3,614	3,629
5% 7/1/25	4,043	4,195
5.25% 2/15/24	3,576	3,761
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,598
DDR Corp.:
3.625% 2/1/25	3,112	3,006
4.25% 2/1/26	2,564	2,542
4.625% 7/15/22	3,877	4,035
Duke Realty LP:
3.25% 6/30/26	1,061	1,028
3.625% 4/15/23	2,844	2,877
3.75% 12/1/24	2,012	2,036
3.875% 10/15/22	4,799	4,912
4.375% 6/15/22	3,202	3,341
Equinix, Inc. 5.375% 5/15/27	1,410	1,438
Equity One, Inc. 3.75% 11/15/22	7,300	7,346
HCP, Inc.:
3.4% 2/1/25	8,000	7,775
3.875% 8/15/24	11,000	11,026
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,327
4% 6/1/25	4,568	4,607
4.125% 4/1/19	11,300	11,425
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,880
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,090	1,065
5.25% 8/1/26	2,110	2,097
6.375% 3/1/24	1,545	1,626
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,700
4.5% 1/15/25	3,358	3,268
4.5% 4/1/27	21,587	20,628
4.75% 1/15/28	7,767	7,518
4.95% 4/1/24	1,785	1,822
5.25% 1/15/26	7,807	7,872
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,201
5% 12/15/23	980	999
WP Carey, Inc. 4% 2/1/25	7,547	7,463
		181,578
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,928
3.95% 11/15/27	4,103	3,953
4.1% 10/1/24	5,444	5,438
4.55% 10/1/29	5,773	5,764
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,893
3.95% 7/1/22	4,464	4,586
4.75% 10/1/25	4,899	5,170
5.25% 3/15/21	2,876	3,044
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	2,998
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	787
Liberty Property LP:
3.25% 10/1/26	2,723	2,599
3.375% 6/15/23	2,951	2,956
4.125% 6/15/22	2,746	2,834
4.75% 10/1/20	6,595	6,875
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	6,105
4.5% 4/18/22	1,689	1,658
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	692
Mid-America Apartments LP 4% 11/15/25	1,682	1,696
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,194
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,784
Tanger Properties LP:
3.125% 9/1/26	3,612	3,310
3.75% 12/1/24	3,781	3,709
3.875% 12/1/23	2,341	2,326
3.875% 7/15/27	9,215	8,849
Ventas Realty LP:
3.125% 6/15/23	1,874	1,836
3.5% 2/1/25	2,295	2,251
4% 3/1/28	2,728	2,700
4.125% 1/15/26	2,088	2,108
4.375% 2/1/45	1,098	1,070
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	515
		103,628
TOTAL REAL ESTATE		285,206
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,617
7.5% 5/15/26 (g)	3,625	3,652
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,713
8.125% 1/15/24 (g)	574	587
AT&T, Inc.:
2.45% 6/30/20	4,383	4,336
3.6% 2/17/23	9,655	9,677
4.5% 3/9/48	17,000	15,454
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	85
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (g)	1,715	1,771
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,448
Frontier Communications Corp. 11% 9/15/25	5,870	4,601
GCI, Inc. 6.875% 4/15/25	1,350	1,428
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,308
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,131
6.125% 1/15/21	1,405	1,429
SFR Group SA:
6% 5/15/22 (g)	1,735	1,685
6.25% 5/15/24 (g)	660	615
7.375% 5/1/26 (g)	3,030	2,925
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,115
8.75% 3/15/32	3,900	4,232
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,687
5.012% 4/15/49	4,497	4,563
5.012% 8/21/54	19,396	19,213
		99,272
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	5,660	5,943
Neptune Finco Corp.:
10.125% 1/15/23 (g)	5,845	6,518
10.875% 10/15/25 (g)	3,767	4,445
Sprint Communications, Inc.:
6% 11/15/22	9,820	9,697
9% 11/15/18 (g)	6,595	6,842
Sprint Corp.:
7.125% 6/15/24	3,105	3,056
7.625% 2/15/25	775	775
7.625% 3/1/26	1,220	1,214
7.875% 9/15/23	6,615	6,847
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,590	2,694
6.836% 4/28/23	385	399
		48,430
TOTAL TELECOMMUNICATION SERVICES		147,702
UTILITIES - 0.9%
Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,281
6.4% 9/15/20 (g)	10,769	11,605
Eversource Energy 1.45% 5/1/18	1,511	1,509
FirstEnergy Corp.:
4.25% 3/15/23	23,348	24,030
7.375% 11/15/31	16,161	21,308
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	3,539
InterGen NV 7% 6/30/23 (g)	14,295	14,259
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,484
3.7% 9/1/24	2,490	2,435
LG&E and KU Energy LLC 3.75% 11/15/20	745	758
Nevada Power Co.:
6.5% 5/15/18	5,100	5,145
6.5% 8/1/18	1,191	1,212
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	4,119	4,510
NV Energy, Inc. 6.25% 11/15/20	1,666	1,808
PG&E Corp. 2.4% 3/1/19	791	786
Progress Energy, Inc. 4.4% 1/15/21	336	347
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,110
		110,126
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,816
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.375% 1/15/23	1,475	1,438
5.75% 1/15/25	635	595
6% 1/15/22 (g)	1,115	1,147
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,979
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,789
7.625% 11/1/24	7,985	8,584
8.125% 1/30/26 (g)	5,680	6,220
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,725
2.7% 6/15/21	1,715	1,683
3.55% 6/15/26	2,743	2,641
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	12,622	18,428
12.25% 3/1/22 (g)(h)(i)	16,356	25,475
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,055
4.5% 9/15/27 (g)	745	717
NRG Energy, Inc.:
5.75% 1/15/28 (g)	6,080	6,003
6.625% 1/15/27	4,390	4,533
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	881
Talen Energy Supply LLC:
6.5% 6/1/25	1,540	1,190
10.5% 1/15/26 (g)	2,410	2,259
Terraform Global Operating 6.125% 3/1/26 (g)	2,450	2,468
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	789
5% 1/31/28 (g)	805	779
6.625% 6/15/25 (g)(i)	1,200	1,299
The AES Corp. 5.125% 9/1/27	1,280	1,296
		98,973
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (i)(j)	19,347	18,235
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (i)(j)	2,474	2,449
NiSource Finance Corp. 6.8% 1/15/19	416	430
Puget Energy, Inc. 6% 9/1/21	691	752
Sempra Energy 6% 10/15/39	5,386	6,640
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,314
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (i)(j)	3,876	3,779
		34,599
TOTAL UTILITIES		245,514

TOTAL NONCONVERTIBLE BONDS		3,614,075

TOTAL CORPORATE BONDS
(Cost $3,556,582)		3,617,179

U.S. Government and Government Agency Obligations - 9.3%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$102,889	$103,364
1.375% 2/15/44	74,528	81,419
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	77,813	77,398

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		262,181

U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds 3% 11/15/45	312,207	304,841
U.S. Treasury Notes:
1.25% 10/31/21	353,961	338,130
1.625% 5/15/26	218,148	198,515
1.75% 6/30/22	909,611	877,739
1.875% 7/31/22	207,750	201,323
2% 9/30/20	159,238	157,745
2% 8/15/25	154,514	145,961
2.125% 7/31/24	23,033	22,159
2.125% 11/30/24	12,481	11,969
2.25% 1/31/24	17,805	17,331
2.25% 12/31/24	16,866	16,293
2.25% 2/15/27	24,400	23,180

TOTAL U.S. TREASURY OBLIGATIONS		2,315,186

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,655,383)		2,577,367

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,948	$5,948
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (i)(j)	504	508
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (i)(j)	127	129
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (i)(j)	24	24
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (i)(j)	68	64
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (i)(j)	36	35
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (i)(j)	312	317
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (i)(j)	806	827
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (i)(j)	813	313
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (i)(j)	985	965
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (i)(j)	13	5
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	12,564	12,814
Class AA, 4.213% 12/16/41 (g)	2,946	2,886
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	4,860	4,850
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (i)(j)	1,368	1,155
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (i)(j)	39	37
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (i)(j)	56	57
Series 2004-7 Class AF5, 5.868% 1/25/35	469	474
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (i)(j)	25	25
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,058	4,014
Class A2II, 4.03% 11/20/47 (g)	6,836	6,845
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (i)(j)	30	29
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (i)(j)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (i)(j)	720	715
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (i)(j)	264	225
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (g)(i)(j)	862	833
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (g)(i)(j)	212	208
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (g)(i)(j)	77	75
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (g)(i)(j)	128	119
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (g)(i)(j)	49	45
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (i)(j)	139	141
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (i)(j)	237	239
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (i)(j)	1,048	773
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (i)(j)	2,016	1,491
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (i)(j)	206	62
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (i)(j)	56	55
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (i)(j)	87	87
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (i)(j)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (i)(j)	763	741
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (i)(j)	44	42
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (i)(j)	77	74
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (i)(j)	75	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (i)(j)	1,083	1,076
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (i)(j)	342	347
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (i)(j)	519	468
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (i)(j)	1,120	1,119
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (i)(j)	46	46
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (i)(j)	24	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (i)(j)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(g)(i)(j)	1,467	775
TOTAL ASSET-BACKED SECURITIES
(Cost $46,210)		52,128

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (i)(j)	310	311
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (i)	225	231
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (i)	514	497
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (i)(j)	227	223
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (i)(j)	275	272
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (g)(i)(j)	134	107
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (g)(i)(j)	29	19
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (i)(j)	13	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (i)	34	35
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.8207% 9/25/36 (i)(j)	20	20
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (i)(j)	1,120	1,083

TOTAL PRIVATE SPONSOR		2,811

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	5,880	5,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,164)		8,619

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (i)(l)	21	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (g)(i)(j)	14	14
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0207% 11/25/35 (g)(i)(j)	155	150
Class M1, 1 month U.S. LIBOR + 0.440% 2.0607% 11/25/35 (g)(i)(j)	20	20
Class M2, 1 month U.S. LIBOR + 0.490% 2.1107% 11/25/35 (g)(i)(j)	26	25
Class M3, 1 month U.S. LIBOR + 0.510% 2.1307% 11/25/35 (g)(i)(j)	23	22
Class M4, 1 month U.S. LIBOR + 0.600% 2.2207% 11/25/35 (g)(i)(j)	29	28
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (g)(i)(j)	405	380
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (g)(i)(j)	18	14
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (g)(i)(j)	131	122
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (g)(i)(j)	39	36
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (g)(i)(j)	57	52
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (g)(i)(j)	32	29
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (g)(i)(j)	32	24
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (g)(i)(j)	34	26
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9121% 4/25/36 (g)(i)(j)	59	56
Class M1, 1 month U.S. LIBOR + 0.380% 1.9321% 4/25/36 (g)(i)(j)	21	20
Class M2, 1 month U.S. LIBOR + 0.400% 1.9521% 4/25/36 (g)(i)(j)	22	21
Class M3, 1 month U.S. LIBOR + 0.420% 1.9721% 4/25/36 (g)(i)(j)	19	18
Class M4, 1 month U.S. LIBOR + 0.520% 2.0721% 4/25/36 (g)(i)(j)	11	10
Class M5, 1 month U.S. LIBOR + 0.560% 2.1121% 4/25/36 (g)(i)(j)	11	10
Class M6, 1 month U.S. LIBOR + 0.640% 2.1921% 4/25/36 (g)(i)(j)	21	20
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/36 (g)(i)(j)	51	48
Class M2, 1 month U.S. LIBOR + 0.330% 1.9507% 7/25/36 (g)(i)(j)	36	34
Class M3, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/36 (g)(i)(j)	30	28
Class M4, 1 month U.S. LIBOR + 0.420% 2.0407% 7/25/36 (g)(i)(j)	20	19
Class M5, 1 month U.S. LIBOR + 0.470% 2.0907% 7/25/36 (g)(i)(j)	25	23
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (g)(i)(j)	18	14
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (g)(i)(j)	1,132	1,071
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (g)(i)(j)	75	69
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (g)(i)(j)	50	44
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (g)(i)(j)	51	43
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (g)(i)(j)	237	220
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (g)(i)(j)	250	238
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (g)(i)(j)	234	221
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (g)(i)(j)	82	74
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (g)(i)(j)	45	39
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (g)(i)(j)	36	29
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (g)(i)(j)	246	229
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (g)(i)(j)	49	46
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (g)(i)(j)	52	49
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (g)(i)(j)	82	71
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (g)(i)(j)	129	108
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (g)(i)(j)	50	39
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(l)	490	17
Series 2006-3A, Class IO, 0% 10/25/36 (a)(g)(i)(l)	11,105	0
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,099
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (g)(i)	6,410	6,427
Class CFX, 3.3822% 12/15/34 (g)(i)	5,380	5,376
Class DFX, 3.3822% 12/15/34 (g)(i)	4,559	4,544
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (g)(i)	7,357	7,202
Class B, 4.181% 11/15/34 (g)	2,596	2,562
Class C, 5.205% 11/15/34 (g)	1,821	1,823
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,751
Class D, 5.513% 12/15/43 (i)	1,459	1,371
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,021)		37,025

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,590
7.5% 4/1/34	7,195	10,273
7.55% 4/1/39	10,865	16,359
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,176
Series 2010 C1, 7.781% 1/1/35	6,325	7,288
6.05% 1/1/29	360	368
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,354	1,359
4.95% 6/1/23	1,700	1,753
Series 2010-1, 6.63% 2/1/35	15,330	16,225
Series 2010-3:
5.547% 4/1/19	155	158
6.725% 4/1/35	11,505	12,089
7.35% 7/1/35	4,495	4,931
Series 2010-5, 6.2% 7/1/21	1,532	1,599
Series 2011:
5.665% 3/1/18	8,840	8,840
5.877% 3/1/19	19,390	19,859
Series 2013, 4% 12/1/20	6,040	6,085
TOTAL MUNICIPAL SECURITIES
(Cost $107,249)		109,952

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (i)(j)	$2,230	$2,252
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 7/31/24 (i)(j)	45	45
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4488% 8/14/24 (i)(j)	245	246
		291
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.648% 9/25/24 (i)(j)	5,556	5,535
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8381% 6/7/23 (i)(j)	2,774	2,546
Cineworld Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/5/25 (i)(j)	4,790	4,783
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (i)(j)	460	460
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (i)(j)	4,065	3,902
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8456% 8/19/23 (i)(j)	5,556	5,532
		17,223

TOTAL CONSUMER DISCRETIONARY		25,301

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 2/23/19 (j)(m)	582	582
3 month U.S. LIBOR + 9.500% 11.125% 2/23/19 (i)(j)	582	582
		1,164
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (h)(j)	369	147
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (i)(j)	2,797	2,420
		2,567
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3387% 8/4/20 (h)(i)(j)	1,582	913
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0386% 6/22/24 (i)(j)	1,289	1,298
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9706% 12/31/21 (i)(j)	6,180	6,968
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.34% 12/31/22 (i)(j)	3,700	3,742
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (i)(j)	6,695	7,129
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (i)(j)	7,642	7,591
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5881% 3/1/24 (i)(j)	1,610	1,615
		29,256

TOTAL ENERGY		31,823

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9142% 2/21/25 (i)(j)	330	330
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (a)	2,678	2,525
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 8/14/22 (i)(j)	65	65
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (i)(j)	459	458
		523
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0223% 11/4/22 (i)(j)	45	45

TOTAL FINANCIALS		3,423

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (i)(j)	1,660	1,664
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (i)(j)	2,137	2,144
		3,808
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/23/25 (i)(j)	155	156
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.148% 9/29/25 (i)(j)	1,580	1,584
Software - 0.1%
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (i)(j)	3,520	3,611
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (i)(j)	125	127
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (i)(j)	92	93
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (i)(j)	5,383	5,392
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (j)(m)	4,161	4,180
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (j)(m)	1,484	1,491
		14,894

TOTAL INFORMATION TECHNOLOGY		16,634

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (i)(j)	1,379	1,379
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/13/25 (j)(m)	135	136
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (i)(j)	95	95
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (i)(j)	189	190
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (i)(j)	436	439
		2,239
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 1/31/26 (i)(j)	2,335	2,330
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (i)(j)	15,885	15,763

TOTAL TELECOMMUNICATION SERVICES		18,093

TOTAL BANK LOAN OBLIGATIONS
(Cost $101,151)		102,485

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	7,402	7,324
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$8,982
3.1% 6/4/20	8,635	8,623
8.7% 11/18/19	532	579
RBS Citizens NA 2.5% 3/14/19	4,029	4,023
Regions Bank 7.5% 5/15/18	11,552	11,672
TOTAL BANK NOTES
(Cost $41,281)		41,203

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 6.1% (i)(n)	$1,680	$1,828
Barclays Bank PLC 7.625% 11/21/22	7,765	8,808
Citigroup, Inc.:
5.35% (i)(n)	6,540	6,708
5.95% (i)(n)	5,000	5,191
5.95% (i)(n)	1,325	1,381
Credit Agricole SA:
6.625% (g)(i)(n)	7,820	8,211
7.875% (g)(i)(n)	2,225	2,517
8.125% (g)(i)(n)	4,510	5,346
JPMorgan Chase & Co. 6% (i)(n)	11,680	12,266
Royal Bank of Scotland Group PLC:
7.5% (i)(n)	2,245	2,382
8.625% (i)(n)	2,380	2,665
Standard Chartered PLC 7.5% (g)(i)(n)	3,195	3,556
		60,859
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(n)	4,850	5,038
TOTAL PREFERRED SECURITIES
(Cost $61,921)		65,897
	Shares	Value (000s)

Fixed-Income Funds - 5.2%
Fidelity Mortgage Backed Securities Central Fund (o)
(Cost $1,442,445)	13,747,249	1,449,235

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,215	11

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (p)	583,751,062	583,868
Fidelity Securities Lending Cash Central Fund 1.42% (p)(q)	17,490,720	17,492
TOTAL MONEY MARKET FUNDS
(Cost $601,360)		601,360
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $21,045,311)		27,646,831
NET OTHER ASSETS (LIABILITIES) - 0.2%		45,624
NET ASSETS - 100%		$27,692,455

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,633,000 or 2.3% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,064,416,000 or 3.8% of net assets.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) The coupon rate will be determined upon settlement of the loan after period end.

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Lyft, Inc. Series H	11/22/17	$30,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	2/4/14 - 2/2/15	$364

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,126
Fidelity Mortgage Backed Securities Central Fund	19,973
Fidelity Securities Lending Cash Central Fund	58
Total	$23,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases*	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,399,390	$95,006	$--	$--	$(45,161)	$1,449,235	20.2%
Total	$1,399,390	$95,006	$--	$--	$(45,161)	$1,449,235

 * Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$--	$16,081	$--	$--	$--	$(1)	$16,080
Total	$--	$16,081	$--	$--	$--	$(1)	$16,080

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,933,238	$2,185,914	$289,362	$457,962
Consumer Staples	1,156,797	985,866	170,931	--
Energy	863,407	862,465	942	--
Financials	3,143,898	3,143,898	--	--
Health Care	2,491,614	2,466,998	5,075	19,541
Industrials	1,789,995	1,761,678	--	28,317
Information Technology	5,479,852	5,286,235	64,247	129,370
Materials	842,843	842,843	--	--
Real Estate	159,209	159,209	--	--
Telecommunication Services	6,735	--	6,735	--
Utilities	116,782	113,316	3,466	--
Corporate Bonds	3,617,179	--	3,617,179	--
U.S. Government and Government Agency Obligations	2,577,367	--	2,577,367	--
Asset-Backed Securities	52,128	--	51,353	775
Collateralized Mortgage Obligations	8,619	--	8,619	--
Commercial Mortgage Securities	37,025	--	37,025	--
Municipal Securities	109,952	--	109,952	--
Bank Loan Obligations	102,485	--	99,960	2,525
Bank Notes	41,203	--	41,203	--
Preferred Securities	65,897	--	65,897	--
Fixed-Income Funds	1,449,235	1,449,235	--	--
Other	11	--	--	11
Money Market Funds	601,360	601,360	--	--
Total Investments in Securities:	$27,646,831	$19,859,017	$7,149,313	$638,501

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$402,977
Net Realized Gain (Loss) on Investment Securities	(22)
Net Unrealized Gain (Loss) on Investment Securities	(41,909)
Cost of Purchases	102,339
Proceeds of Sales	(5,423)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$457,962
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$(36,437)
Other Investments in Securities
Beginning Balance	$192,308
Net Realized Gain (Loss) on Investment Securities	(2,920)
Net Unrealized Gain (Loss) on Investment Securities	(20,991)
Cost of Purchases	12,264
Proceeds of Sales	(139)
Amortization/Accretion	17
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$180,539
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$(20,984)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.3%
AAA,AA,A	2.0%
BBB	6.3%
BB	2.9%
B	1.7%
CCC,CC,C	1.3%
Not Rated	0.3%
Equities	68.6%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Canada	1.7%
Netherlands	1.6%
United Kingdom	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018
Assets
Investment in securities, at value (including securities loaned of $16,881) — See accompanying schedule: Unaffiliated issuers (cost $18,985,425)	$25,580,156
Fidelity Central Funds (cost $2,043,805)	2,050,595
Other affiliated issuers (cost $16,081)	16,080
Total Investment in Securities (cost $21,045,311)		$27,646,831
Cash		128
Restricted cash		518
Receivable for investments sold		134,308
Receivable for fund shares sold		19,485
Dividends receivable		26,208
Interest receivable		59,806
Distributions receivable from Fidelity Central Funds		601
Prepaid expenses		30
Other receivables		1,748
Total assets		27,889,663
Liabilities
Payable for investments purchased	$18,451
Payable for fund shares redeemed	147,260
Accrued management fee	9,030
Other affiliated payables	2,719
Other payables and accrued expenses	2,254
Collateral on securities loaned	17,494
Total liabilities		197,208
Net Assets		$27,692,455
Net Assets consist of:
Paid in capital		$19,916,326
Undistributed net investment income		82,813
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,091,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,601,509
Net Assets		$27,692,455
Puritan:
Net Asset Value, offering price and redemption price per share ($21,309,542 ÷ 897,484 shares)		$23.74
Class K:
Net Asset Value, offering price and redemption price per share ($6,382,913 ÷ 268,991 shares)		$23.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018
Investment Income
Dividends		$118,215
Interest		122,584
Income from Fidelity Central Funds		23,157
Total income		263,956
Expenses
Management fee	$53,511
Transfer agent fees	15,211
Accounting and security lending fees	1,117
Custodian fees and expenses	146
Independent trustees' fees and expenses	49
Registration fees	163
Audit	245
Legal	58
Miscellaneous	85
Total expenses before reductions	70,585
Expense reductions	(495)	70,090
Net investment income (loss)		193,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,385,149
Fidelity Central Funds	1
Foreign currency transactions	126
Total net realized gain (loss)		1,385,276
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	394,777
Fidelity Central Funds	(45,161)
Other affiliated issuers	(1)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		349,592
Net gain (loss)		1,734,868
Net increase (decrease) in net assets resulting from operations		$1,928,734

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,866	$447,476
Net realized gain (loss)	1,385,276	851,934
Change in net unrealized appreciation (depreciation)	349,592	1,757,992
Net increase (decrease) in net assets resulting from operations	1,928,734	3,057,402
Distributions to shareholders from net investment income	(172,980)	(470,001)
Distributions to shareholders from net realized gain	(766,442)	(437,826)
Total distributions	(939,422)	(907,827)
Share transactions - net increase (decrease)	373,979	(1,583,535)
Total increase (decrease) in net assets	1,363,291	566,040
Net Assets
Beginning of period	26,329,164	25,763,124
End of period	$27,692,455	$26,329,164
Other Information
Undistributed net investment income end of period	$82,813	$61,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

	Six months ended February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$21.07	$21.02	$22.91	$20.98	$19.53
Income from Investment Operations
Net investment income (loss)A	.16	.37	.36	.47B	.36	.36
Net realized and unrealized gain (loss)	1.49	2.21	1.10	(.33)	3.60	1.79
Total from investment operations	1.65	2.58	1.46	.14	3.96	2.15
Distributions from net investment income	(.15)	(.39)C	(.34)	(.46)	(.35)	(.35)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.81)D	(.75)	(1.41)	(2.03)	(2.03)	(.70)
Net asset value, end of period	$23.74	$22.90	$21.07	$21.02	$22.91	$20.98
Total ReturnE,F	7.36%	12.64%	7.36%	.87%	20.17%	11.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.55%	.56%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54%I	.55%	.56%	.56%	.56%	.58%
Expenses net of all reductions	.53%I	.55%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.40%I	1.73%	1.77%	2.13%B	1.68%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$21,310	$20,132	$19,754	$18,812	$18,351	$15,934
Portfolio turnover rateJ	50%I,K	45%	36%	106%	160%	229%L

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.666 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

	Six months ended February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.89	$21.06	$21.01	$22.90	$20.98	$19.52
Income from Investment Operations
Net investment income (loss)A	.17	.39	.38	.49B	.39	.39
Net realized and unrealized gain (loss)	1.49	2.21	1.10	(.33)	3.58	1.79
Total from investment operations	1.66	2.60	1.48	.16	3.97	2.18
Distributions from net investment income	(.16)	(.41)C	(.36)	(.48)	(.37)	(.37)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.82)D	(.77)	(1.43)	(2.05)	(2.05)	(.72)
Net asset value, end of period	$23.73	$22.89	$21.06	$21.01	$22.90	$20.98
Total ReturnE,F	7.41%	12.76%	7.48%	.96%	20.25%	11.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.45%I	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%I	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.45%I	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	1.48%I	1.82%	1.86%	2.23%B	1.78%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$6,383	$6,198	$6,009	$5,939	$6,162	$5,230
Portfolio turnover rateJ	50%I,K	45%	36%	106%	160%	229%L

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.82 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.666 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $(19) of unrealized depreciation, of $74,989 in exchange for 695 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$635,190	Market approach	Transaction price	$0.50 - $3,350.00 / $424.54	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Transaction price	$9.15	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 7.3 / 5.9	Increase
			Discount rate	10.0% - 46.0% / 31.8%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 10.6 / 10.5	Increase
			Enterprise value/Gross profit (EV/GP)	5.6	Increase
			Premium rate	51.0% - 161.8% / 144.0%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 15.4%	Decrease
			Liquidity preference	$6.75	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase
Asset-Backed Securities	$ 775	Discount cash flow	Spread	5.5%	Decrease
Commercial Mortgage Securities	$ 0	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$2,525	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,050,673
Gross unrealized depreciation	(500,681)
Net unrealized appreciation (depreciation)	$6,549,992
Tax cost	$21,096,839

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $173,396 in these Subsidiaries, representing .63% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $5,486,521 and $7,256,480, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,756.13
Class K	1,455.05
	$15,211

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $121 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $57. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $348 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $137.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Puritan	$130,370	$354,958
Class K	42,610	115,043
Total	$172,980	$470,001
From net realized gain
Puritan	$586,678	$334,859
Class K	179,764	102,967
Total	$766,442	$437,826

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Puritan
Shares sold	55,630	78,110	$1,310,232	$1,679,995
Reinvestment of distributions	29,511	31,195	678,452	653,242
Shares redeemed	(66,758)	(167,668)	(1,567,944)	(3,600,951)
Net increase (decrease)	18,383	(58,363)	$420,740	$(1,267,714)
Class K
Shares sold	20,707	35,138	$485,834	$754,339
Reinvestment of distributions	9,681	10,413	222,374	218,011
Shares redeemed	(32,194)	(60,050)	(754,969)	(1,288,171)
Net increase (decrease)	(1,806)	(14,499)	$(46,761)	$(315,821)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the six months ended February 28, 2018, the statement of changes in net assets for the six months ended February 28, 2018 and the year ended August 31, 2017, including the related notes, and the financial highlights for the six months ended February 28, 2018 and each of the five years ended August 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2018 and the year ended August 31, 2017 and the financial highlights for the six months ended February 28, 2018 and each of the five years ended August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Puritan	.54%
Actual		$1,000.00	$1,073.60	$2.78
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class K	.45%
Actual		$1,000.00	$1,074.10	$2.31
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-SANN-0418
1.700677.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018